UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust

(Exact name of registrant as specified in charter)

3333 Warrenville Road Suite #350

Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Christian Magoon Amplify ETF Trust

3333 Warrenville Road Suite #350

Lisle, IL 60532

(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855) 267-3837

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

Amplify AI Powered Equity ETF
AIEQ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify AI Powered Equity ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify AI Powered Equity ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$101,350,823
Number of Holdings	156
Portfolio Turnover	492%
30-Day SEC Yield	0.58%
30-Day SEC Yield Unsubsidized	0.58%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
General Motors Co.	7.4%
MicroStrategy, Inc. - Class A	7.3%
AppLovin Corp. - Class A	7.1%
Newmont Corp.	4.8%
Carvana Co.	3.9%
Monolithic Power Systems, Inc.	3.7%
Edison International	3.3%
FMC Corp.	3.0%
Air Lease Corp.	2.9%
Coca-Cola Co.	2.8%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify AI Powered Equity ETF	PAGE 1	TSR-SAR-032108565

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify AI Powered Equity ETF	PAGE 2	TSR-SAR-032108565

Amplify Alternative Harvest ETF
MJ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Alternative Harvest ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Alternative Harvest ETF	$15	0.41%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$112,431,430
Number of Holdings	12
Portfolio Turnover	61%
30-Day SEC Yield	36.56%
30-Day SEC Yield Unsubsidized	36.08%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Amplify Seymour Cannabis ETF	53.1%
First American Government Obligations Fund - Class X	32.9%
Tilray Brands, Inc.	14.1%
SNDL, Inc.	8.6%
Cronos Group, Inc.	8.3%
Aurora Cannabis, Inc.	5.6%
High Tide, Inc.	3.2%
Canopy Growth Corp.	3.1%
Organigram Holdings, Inc.	2.1%
Village Farms International, Inc.	1.4%
*	Percentages are stated as a percent of net assets.
Other Material Fund Changes:

•	MJ completed a 1-for-12 reverse share split effective February 21, 2025

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Alternative Harvest ETF	PAGE 1	TSR-SAR-032108474

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Alternative Harvest ETF	PAGE 2	TSR-SAR-032108474

Amplify BlackSwan Growth & Treasury Core ETF
SWAN (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify BlackSwan Growth & Treasury Core ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan Growth & Treasury Core ETF	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$247,869,802
Number of Holdings	14
Portfolio Turnover	25%
30-Day SEC Yield	3.45%
30-Day SEC Yield Unsubsidized	3.45%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
United States Treasury Note/Bond	9.4%
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.1%
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
The fund will add the below risk to its “Principal Risks” section: FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 1	TSR-SAR-032108888

the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of FLEX Options will be affected by, among others, changes in the value of the reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset and the remaining time to until the FLEX Options expire.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan Growth & Treasury Core ETF	PAGE 2	TSR-SAR-032108888

Amplify BlackSwan ISWN ETF
ISWN (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify BlackSwan ISWN ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlackSwan ISWN ETF	$24	0.49%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$29,979,406
Number of Holdings	13
Portfolio Turnover	18%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
United States Treasury Note/Bond	9.3%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.2%
United States Treasury Note/Bond	9.1%
United States Treasury Note/Bond	9.1%
United States Treasury Note/Bond	9.1%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
United States Treasury Note/Bond	9.0%
*	Percentages are stated as a percent of net assets.
Changes to Fund’s Principal Risks:
The fund will add the below risk to its “Principal Risks” section: FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option
Amplify BlackSwan ISWN ETF	PAGE 1	TSR-SAR-032108821

transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of FLEX Options will be affected by, among others, changes in the value of the reference asset, changes in interest rates, changes in the actual and implied volatility of the reference asset and the remaining time to until the FLEX Options expire.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlackSwan ISWN ETF	PAGE 2	TSR-SAR-032108821

Amplify Bloomberg AI Value Chain ETF
AIVC (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Bloomberg AI Value Chain ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bloomberg AI Value Chain ETF	$28	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$21,445,553
Number of Holdings	47
Portfolio Turnover	105%
30-Day SEC Yield	0.44%
30-Day SEC Yield Unsubsidized	0.44%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Alibaba Group Holding Ltd.	4.1%
International Business Machines Corp.	2.9%
Intel Corp.	2.9%
Samsung Electronics Co. Ltd.	2.8%
SK Hynix, Inc.	2.8%
Super Micro Computer, Inc.	2.7%
First American Government Obligations Fund - Class X	2.7%
Qualcomm, Inc.	2.6%
Micron Technology, Inc.	2.5%
MediaTek, Inc.	2.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name Change:
Name change to: Amplify Bloomberg AI Value Chain ETF
Amplify Bloomberg AI Value Chain ETF	PAGE 1	TSR-SAR-032108573

Fund Ticker Change:
Ticker change to: AIVC
Changes to the Fund’s Investment Objective or Goals:
On August 13, 2024, the Board of Trustees of the Trust approved a change to the Fund’s Investment Objective. On or about October 14, 2024, the Fund’s Investment Objective changed as follows: The Amplify Bloomberg AI Value Chain ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Bloomberg AI Value Chain Index.
Other Material Fund Changes:

•	Index Provider change to: Bloomberg Index Services Limited. Index change to: Bloomberg AI Value Chain Index

•	Management fee change to: 0.59%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bloomberg AI Value Chain ETF	PAGE 2	TSR-SAR-032108573

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
TLTP (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Bloomberg U.S. Treasury 12% Premium Income ETF (the “Fund”) for the period of  October 28, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	$13	0.30%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$9,530,872
Number of Holdings	4
Portfolio Turnover	108%
30-Day SEC Yield	4.08%
30-Day SEC Yield Unsubsidized	4.08%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top 10 Issuers	(%)
iShares 20+ Year Treasury Bond ETF	62.9%
United States Treasury Note/Bond	36.8%
Invesco Government & Agency Portfolio	0.1%
*	Percentages are stated as a percent of net assets.
Fund Name Change:
Name change to: Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	PAGE 1	TSR-SAR-032108516

Amplify BlueStar Israel Technology ETF
ITEQ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify BlueStar Israel Technology ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify BlueStar Israel Technology ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$85,572,333
Number of Holdings	57
Portfolio Turnover	9%
30-Day SEC Yield	-0.15%
30-Day SEC Yield Unsubsidized	-0.15%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Check Point Software Technologies, Ltd.	9.8%
CyberArk Software, Ltd.	8.5%
Elbit Systems Ltd.	8.2%
Amdocs, Ltd.	7.1%
Monday.com Ltd.	7.0%
Nice Ltd.	6.8%
Wix.com, Ltd.	4.8%
SentinelOne, Inc. - Class A	3.8%
Nova Ltd.	3.1%
First American Government Obligations Fund - Class X	3.1%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify BlueStar Israel Technology ETF	PAGE 1	TSR-SAR-032108599

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify BlueStar Israel Technology ETF	PAGE 2	TSR-SAR-032108599

Amplify Cash Flow Dividend Leaders ETF
COWS (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Cash Flow Dividend Leaders ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cash Flow Dividend Leaders ETF	$0	0.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$20,831,243
Number of Holdings	61
Portfolio Turnover	86%
30-Day SEC Yield	2.55%
30-Day SEC Yield Unsubsidized	2.16%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
HCA Healthcare, Inc.	2.7%
Matador Resources Co.	2.6%
Fidelity National Financial, Inc.	2.6%
eBay, Inc.	2.5%
NRG Energy, Inc.	2.5%
Genpact Ltd.	2.5%
Molson Coors Beverage Co. - Class B	2.5%
CF Industries Holdings, Inc.	2.4%
Owens Corning	2.4%
FedEx Corp.	2.4%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Cash Flow Dividend Leaders ETF	PAGE 1	TSR-SAR-032108698

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cash Flow Dividend Leaders ETF	PAGE 2	TSR-SAR-032108698

Amplify COWS Covered Call ETF
HCOW (Principal U.S. Listing Exchange: Nasdaq)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify COWS Covered Call ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify COWS Covered Call ETF	$32	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$10,020,838
Number of Holdings	121
Portfolio Turnover	225%
30-Day SEC Yield	1.95%
30-Day SEC Yield Unsubsidized	1.95%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
HCA Healthcare, Inc.	2.7%
Matador Resources Co.	2.6%
Fidelity National Financial, Inc.	2.6%
eBay, Inc.	2.6%
NRG Energy, Inc.	2.5%
Genpact Ltd.	2.5%
Molson Coors Beverage Co. - Class B	2.5%
CF Industries Holdings, Inc.	2.5%
Owens Corning	2.5%
FedEx Corp.	2.5%
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
HCOW invests in Equity Securities that comprise the Amplify Cash Flow Dividend Leaders ETF (the “COWS ETF”). The COWS ETF invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities (primarily common stocks) that comprise the Kelly US Cash Flow Dividend Leaders Index (the “COWS Index”), which primarily includes common stocks. The COWS Index is based on a proprietary methodology developed and maintained by Kelly Indexes, LLC (the “Index Provider”), an affiliate of Kelly Intelligence, an investment sub-adviser to the COWS ETF and the Fund. Covered Call Option Strategy In furtherance of the Fund’s investment objective to provide investors with current income, the Fund will seek to generate additional current income by employing a “covered call” option
Amplify COWS Covered Call ETF	PAGE 1	TSR-SAR-032108680

strategy in which it will write (sell) U.S. exchange-traded covered call options on the Equity Securities. The Fund expects to write covered call options on each Equity Security, but such call writing may be reduced under certain market circumstances. The Fund’s covered call strategy seeks to generate approximately 10% or greater annualized gross income from premiums received from selling option contracts, however the amount of income generated by the Fund’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates. In selling call option contracts, the Fund effectively sells its ability to participate in gains of the Equity Security beyond the predetermined strike price in exchange for the premium income received. The Fund expects to sell call option contracts with expiration dates of approximately one month.
Fund Name Change:
Name change to: Amplify COWS Covered Call ETF
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify COWS Covered Call ETF	PAGE 2	TSR-SAR-032108680

Amplify CWP Enhanced Dividend Income ETF
DIVO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify CWP Enhanced Dividend Income ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Enhanced Dividend Income ETF	$27	0.54%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$4,058,402,641
Number of Holdings	31
Portfolio Turnover	40%
30-Day SEC Yield	1.77%
30-Day SEC Yield Unsubsidized	1.76%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Visa, Inc. - Class A	5.3%
CME Group, Inc.	5.2%
Amplify Samsung SOFR ETF	5.0%
Caterpillar, Inc.	5.0%
JPMorgan Chase & Co.	4.9%
Honeywell International, Inc.	4.9%
American Express Co.	4.8%
Goldman Sachs Group, Inc.	4.7%
Home Depot, Inc.	4.7%
Microsoft Corp.	4.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify CWP Enhanced Dividend Income ETF	PAGE 1	TSR-SAR-032108409

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Enhanced Dividend Income ETF	PAGE 2	TSR-SAR-032108409

Amplify CWP Growth & Income ETF
QDVO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify CWP Growth & Income ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP Growth & Income ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$31,236,081
Number of Holdings	55
Portfolio Turnover	155%
30-Day SEC Yield	0.37%
30-Day SEC Yield Unsubsidized	0.37%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
NVIDIA Corp.	9.2%
Apple, Inc.	8.9%
Microsoft Corp.	7.3%
Amazon.com, Inc.	5.8%
Meta Platforms, Inc. - Class A	5.7%
Alphabet, Inc. - Class A	5.6%
Netflix, Inc.	4.0%
Tesla, Inc.	4.0%
Broadcom, Inc.	3.1%
Visa, Inc. - Class A	3.0%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify CWP Growth & Income ETF	PAGE 1	TSR-SAR-032108524

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP Growth & Income ETF	PAGE 2	TSR-SAR-032108524

Amplify CWP International Enhanced Dividend Income ETF
IDVO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify CWP International Enhanced Dividend Income ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify CWP International Enhanced Dividend Income ETF	$33	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$206,833,922
Number of Holdings	66
Portfolio Turnover	52%
30-Day SEC Yield	1.96%
30-Day SEC Yield Unsubsidized	1.96%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
Amplify CWP International Enhanced Dividend Income ETF	PAGE 1	TSR-SAR-032108722

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	10.8%
Tencent Holdings Ltd.	5.1%
Agnico Eagle Mines Ltd.	4.1%
Barclays PLC	4.0%
SAP SE	3.7%
RELX PLC	3.6%
Enbridge, Inc.	3.3%
Wheaton Precious Metals Corp.	3.2%
Siemens AG	3.1%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Geographic Breakdown (%)
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify CWP International Enhanced Dividend Income ETF	PAGE 2	TSR-SAR-032108722

Amplify Cybersecurity ETF
HACK (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Cybersecurity ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Cybersecurity ETF	$31	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,931,437,870
Number of Holdings	25
Portfolio Turnover	15%
30-Day SEC Yield	0.17%
30-Day SEC Yield Unsubsidized	0.17%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Broadcom, Inc.	7.7%
Cisco Systems, Inc.	6.9%
Northrop Grumman Corp.	6.2%
General Dynamics Corp.	6.0%
Palo Alto Networks, Inc.	5.7%
Crowdstrike Holdings, Inc. - Class A	5.5%
Fortinet, Inc.	5.1%
Okta, Inc.	4.9%
Check Point Software Technologies, Ltd.	4.6%
Zscaler, Inc.	4.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Cybersecurity ETF	PAGE 1	TSR-SAR-032108664

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Cybersecurity ETF	PAGE 2	TSR-SAR-032108664

Amplify Digital Payments ETF
IPAY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Digital Payments ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Digital Payments ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$268,740,836
Number of Holdings	39
Portfolio Turnover	18%
30-Day SEC Yield	-0.22%
30-Day SEC Yield Unsubsidized	-0.22%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	6.9%
Visa, Inc. - Class A	6.6%
Mastercard, Inc. - Class A	6.5%
Fiserv, Inc.	6.2%
American Express Co.	6.0%
PayPal Holdings, Inc.	5.7%
Fidelity National Information Services, Inc.	5.3%
Corpay, Inc.	4.7%
Global Payments, Inc.	4.7%
Wise PLC - Class A	4.7%

Top Ten Countries	(%)
United States	89.5%
United Kingdom	5.0%
Netherlands	4.0%
Brazil	2.4%
Italy	1.8%
Japan	1.5%
Puerto Rico	0.8%
Australia	0.8%
France	0.8%
Cash & Other	-6.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Digital Payments ETF	PAGE 1	TSR-SAR-032108656

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Digital Payments ETF	PAGE 2	TSR-SAR-032108656

Amplify Etho Climate Leadership U.S. ETF
ETHO (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Etho Climate Leadership U.S. ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Etho Climate Leadership U.S. ETF	$22	0.45%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$151,191,007
Number of Holdings	287
Portfolio Turnover	2%
30-Day SEC Yield	1.09%
30-Day SEC Yield Unsubsidized	1.09%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	1.2%
Sprouts Farmers Market, Inc.	0.9%
InterDigital, Inc.	0.7%
Alnylam Pharmaceuticals, Inc.	0.7%
Bloom Energy Corp. - Class A	0.7%
Protagonist Therapeutics, Inc.	0.6%
Liquidity Services, Inc.	0.6%
T-Mobile US, Inc.	0.6%
Twilio, Inc. - Class A	0.6%
Exelixis, Inc.	0.6%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Etho Climate Leadership U.S. ETF	PAGE 1	TSR-SAR-032108557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Etho Climate Leadership U.S. ETF	PAGE 2	TSR-SAR-032108557

Amplify High Income ETF
YYY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify High Income ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify High Income ETF	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$541,936,262
Number of Holdings	63
Portfolio Turnover	27%
30-Day SEC Yield	11.83%
30-Day SEC Yield Unsubsidized	11.83%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
abrdn Healthcare Opportunities Fund	3.5%
CBRE Global Real Estate Income Fund	3.4%
Western Asset Diversified Income Fund	3.2%
Nuveen Floating Rate Income Fund	3.2%
NYLI CBRE Global Infrastructure Megatrends Term Fund	3.2%
abrdn Income Credit Strategies Fund	3.1%
BlackRock Health Sciences Term Trust	3.1%
BlackRock ESG Capital Allocation Term Trust	3.1%
Aberdeen Asia-Pacific Income Fund, Inc.	3.1%
abrdn Total Dynamic Dividend Fund	3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify High Income ETF	PAGE 1	TSR-SAR-032108847

Amplify Junior Silver Miners ETF
SILJ (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Junior Silver Miners ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Junior Silver Miners ETF	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,098,941,659
Number of Holdings	55
Portfolio Turnover	37%
30-Day SEC Yield	-0.17%
30-Day SEC Yield Unsubsidized	-0.17%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First Majestic Silver Corp.	10.6%
Hecla Mining Co.	8.9%
Coeur Mining, Inc.	7.2%
Wheaton Precious Metals Corp.	6.9%
Endeavour Silver Corp.	5.6%
Fortuna Mining Corp.	4.6%
Osisko Gold Royalties Ltd.	3.9%
KGHM Polska Miedz SA	3.7%
Industrias Penoles SAB de CV	3.6%
Cia de Minas Buenaventura SAA	3.6%

Top Ten Countries	(%)
Canada	62.5%
United States	22.3%
Peru	5.6%
Mexico	4.2%
Poland	3.7%
United Kingdom	1.2%
Sweden	1.1%
Australia	0.5%
Cash & Other	-1.1%
*	Percentages are stated as a percent of net assets.
Changes to the Fund’s Principal Investment Strategy:
Notwithstanding anything to the contrary in the Fund’s Prospectus and Summary Prospectus, the sixth and seventh paragraphs of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following: Weighting. The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent and then constituent weightings are determined based on each Index constituent’s theme-adjusted free float market value, subject to certain adjustments. For additional information about the Index’s weighting process see “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies.” Additionally, the following disclosure is added in the Fund’s Prospectus as
Amplify Junior Silver Miners ETF	PAGE 1	TSR-SAR-032108649

the third paragraph of the “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies” section: The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent as the product of its: (i) free float market capitalization; (ii) the issuing company’s silver revenue percentage (as defined by Metals Focus); and (iii) its liquidity factor (calculated as the Index constituent’s three-month average daily traded value divided by the aggregate three-month average daily traded value of all Index constituents). Companies within the “Project Development” sector have an assumed silver revenue of 100% for these purposes. Each Index constituent’s initial weight is determined by dividing its theme-adjusted free float market value by the aggregate theme-adjusted free float market value of all Index components. Initial weights are then adjusted to determine final weights to reduce excessive concentration by: (1) first, raising each Index constituents initial weight to the power of 0.50 (adjusted initial weight); and (2) second, dividing the adjusted initial weight by the aggregate adjusted initial weight of all Index constituents. Index constituents are then grouped based on their market capitalization at the time of the Reconstitution Reference Date. Group 1 Index constituents are those that have a market capitalization at or above the 90th percentile of the portfolio. Group 2 constituents consist of all other Index constituents. Weights from step (2) above are further adjusted on a pro-rata basis such that: (i) the aggregate weight of Group 1 securities cannot exceed 15% of the total portfolio weight; and (ii) no Index constituent weight may exceed 10%.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Junior Silver Miners ETF	PAGE 2	TSR-SAR-032108649

Amplify Lithium & Battery Technology ETF
BATT (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Lithium & Battery Technology ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Lithium & Battery Technology ETF	$28	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$55,979,962
Number of Holdings	53
Portfolio Turnover	50%
30-Day SEC Yield	1.60%
30-Day SEC Yield Unsubsidized	1.60%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	8.6%
Contemporary Amperex Technology Co. Ltd. - Class A	7.2%
BHP Group Ltd.	7.0%
BYD Co. Ltd. - Class H	6.9%
Freeport-McMoRan, Inc.	4.8%
Tesla, Inc.	3.9%
Grupo Mexico SAB de CV - Class B	3.4%
NAURA Technology Group Co. Ltd. - Class A	3.2%
TDK Corp.	2.5%
Li Auto, Inc.	2.1%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Lithium & Battery Technology ETF	PAGE 1	TSR-SAR-032108805

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Lithium & Battery Technology ETF	PAGE 2	TSR-SAR-032108805

Amplify Natural Resources Dividend Income ETF
NDIV (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Natural Resources Dividend Income ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Natural Resources Dividend Income ETF	$30	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$13,038,305
Number of Holdings	41
Portfolio Turnover	76%
30-Day SEC Yield	7.57%
30-Day SEC Yield Unsubsidized	7.57%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	7.9%
Petroleo Brasileiro SA	5.1%
Dorchester Minerals LP	3.9%
B2Gold Corp.	3.7%
FLEX LNG Ltd.	3.7%
Alliance Resource Partners LP	3.4%
Black Stone Minerals LP	3.3%
Delek Logistics Partners LP	3.3%
Genesis Energy LP	3.2%
CVR Energy, Inc.	3.1%

Geographic Breakdown	(%)
United States	77.4%
Canada	14.5%
Brazil	8.1%
Norway	3.6%
United Kingdom	2.2%
Italy	1.9%
Cash & Other	-7.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Natural Resources Dividend Income ETF	PAGE 1	TSR-SAR-032108730

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Natural Resources Dividend Income ETF	PAGE 2	TSR-SAR-032108730

Amplify Online Retail ETF
IBUY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Online Retail ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Online Retail ETF	$32	0.65%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$152,986,254
Number of Holdings	79
Portfolio Turnover	18%
30-Day SEC Yield	0.03%
30-Day SEC Yield Unsubsidized	0.03%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Liquidity Services, Inc.	3.5%
Hims & Hers Health, Inc.	3.4%
eBay, Inc.	3.0%
First American Government Obligations Fund - Class X	3.0%
Chewy, Inc. - Class A	3.0%
DoorDash, Inc. - Class A	2.9%
Copart, Inc.	2.8%
BigCommerce Holdings, Inc.	2.8%
Uber Technologies, Inc.	2.7%
Expedia Group, Inc.	2.7%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Online Retail ETF	PAGE 1	TSR-SAR-032108102

Amplify Samsung SOFR ETF
SOFR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Samsung SOFR ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Samsung SOFR ETF	$10	0.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$284,428,914
Number of Holdings	4
Portfolio Turnover	0%
30-Day SEC Yield	4.22%
30-Day SEC Yield Unsubsidized	4.22%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
SOF REPO 04/01/25 4.45%	42.2%
SOF REPO 04/01/25 4.45%	29.7%
SOF REPO 04/01/25 4.45%	28.1%
Invesco Government & Agency Portfolio - Class Institutional	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Samsung SOFR ETF	PAGE 1	TSR-SAR-032108672

Amplify Seymour Cannabis ETF
CNBS (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Seymour Cannabis ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Seymour Cannabis ETF	$27	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$69,711,144
Number of Holdings	39
Portfolio Turnover	17%
30-Day SEC Yield	3.07%
30-Day SEC Yield Unsubsidized	2.87%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings**	(%)
United States Treasury Bill	51.1%
Invesco Government & Agency Portfolio - Class Institutional	17.0%
Curaleaf Holdings, Inc.	8.1%
TerrAscend Corp.	4.9%
WM Technology, Inc.	4.3%
United States Treasury Bill	3.6%
Innovative Industrial Properties, Inc.	2.7%
First American Government Obligations Fund - Class X	1.5%
GrowGeneration Corp.	1.2%
Tilray Brands, Inc.	0.9%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
**	U.S. Treasury Bill holdings are pledged as collateral to the Fund’s swap counterparties in connection with the derivative transactions that provide the Fund with economic exposure to cannabis-related securities.
Amplify Seymour Cannabis ETF	PAGE 1	TSR-SAR-032108482

Changes to Fund’s Investment Adviser or Sub Adviser:
The Board of Trustees of the Trust also considered and voted to approve the following changes to the Fund: (i) The investment sub-advisory agreement with Penserra Capital Management LLC (“Penserra”) will be terminated and Seymour Asset Management LLC (“Seymour”) will continue to serve as an investment sub-adviser. (ii) Tidal Investments LLC (“Tidal”) will be added as an investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement between Amplify Investments LLC and Tidal.
Changes to Fund’s Investment Objective or Goals:
On November 12, 2024, the Board of Trustees of the Trust approved a change to the Fund’s 80% investment policy. On or around January 28, 2024, the Fund’s 80% investment policy will change as follows: Under normal market conditions, the Fund seeks to achieve its investment objective by investing in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by the Fund’s investment adviser, Amplify Investments LLC (“Amplify Investments” or the “Adviser”). Pursuant to this strategy, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities.
Other Material Fund Changes:

•	CNBS completed a 1-for-12 reverse share split effective February 21, 2025

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Seymour Cannabis ETF	PAGE 2	TSR-SAR-032108482

Amplify Small-Mid Cap Equity ETF
SMAP (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Small-Mid Cap Equity ETF (the “Fund”) for the period of  October 22, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Small-Mid Cap Equity ETF	$25	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,156,321
Number of Holdings	58
Portfolio Turnover	20%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN?  (as of March 31, 2025)*

Top 10 Issuers	(%)
Watsco, Inc.	4.7%
Pinnacle Financial Partners, Inc.	3.6%
Eagle Materials, Inc.	3.5%
BJ’s Wholesale Club Holdings, Inc.	3.4%
Tyler Technologies, Inc.	3.1%
Devon Energy Corp.	3.1%
Markel Group, Inc.	2.6%
EastGroup Properties, Inc.	2.6%
American Financial Group, Inc.	2.5%
NVR, Inc.	2.5%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Small-Mid Cap Equity ETF	PAGE 1	TSR-SAR-032108490

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Small-Mid Cap Equity ETF	PAGE 2	TSR-SAR-032108490

Amplify Transformational Data Sharing ETF
BLOK (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Transformational Data Sharing ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Transformational Data Sharing ETF	$36	0.70%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$664,198,000
Number of Holdings	53
Portfolio Turnover	24%
30-Day SEC Yield	0.09%
30-Day SEC Yield Unsubsidized	0.09%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
First American Government Obligations Fund - Class X	12.8%
Robinhood Markets, Inc. - Class A	4.9%
MicroStrategy, Inc. - Class A	4.8%
Coinbase Global, Inc. - Class A	4.0%
Metaplanet, Inc.	3.8%
International Business Machines Corp.	3.6%
PayPal Holdings, Inc.	3.2%
Cleanspark, Inc.	3.2%
Block, Inc.	3.1%
Galaxy Digital Holdings Ltd.	3.1%
Industry Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Transformational Data Sharing ETF	PAGE 1	TSR-SAR-032108607

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Transformational Data Sharing ETF	PAGE 2	TSR-SAR-032108607

Amplify Travel Tech ETF
AWAY (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Travel Tech ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Travel Tech ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$50,541,894
Number of Holdings	32
Portfolio Turnover	21%
30-Day SEC Yield	0.26%
30-Day SEC Yield Unsubsidized	0.26%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Trip.com Group Ltd.	4.7%
MakeMyTrip Ltd.	4.7%
Booking Holdings, Inc.	4.7%
Uber Technologies, Inc.	4.6%
Tongcheng Travel Holdings Ltd.	4.6%
TravelSky Technology Ltd. - Class H	4.4%
TripAdvisor, Inc.	4.3%
Airbnb, Inc. - Class A	4.2%
Lyft, Inc. - Class A	4.1%
Despegar.com Corp.	4.1%
Geographic Breakdown (%)
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Travel Tech ETF	PAGE 1	TSR-SAR-032108540

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Travel Tech ETF	PAGE 2	TSR-SAR-032108540

Amplify Video Game Leaders ETF
GAMR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Video Game Leaders ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Video Game Leaders ETF	$34	0.69%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$36,642,524
Number of Holdings	22
Portfolio Turnover	97%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Advanced Micro Devices, Inc.	10.5%
Microsoft Corp.	9.9%
Tencent Holdings, Ltd.	9.8%
Meta Platforms, Inc. - Class A	9.8%
Invesco Government & Agency Portfolio - Class Institutional	6.2%
NetEase, Inc.	5.0%
Sony Group Corp.	4.8%
Sea, Ltd.	4.8%
NVIDIA Corp.	4.7%
Nintendo Co. Ltd.	4.5%
Geographic Breakdown (%)**
*	Percentages are stated as a percent of net assets.
**	Less than 0.05%
Fund Name Change:
Name change to: Amplify Video Game Leaders ETF
Other Material Fund Changes:

•	Index provider change to VettaFi LLC. Index change to: VettaFi Video Game Leaders Index

•	Effective March 26, 2025, the Fund is reducing the size of Creation Units from 50,000 Shares to 10,000 Shares.

Amplify Video Game Leaders ETF	PAGE 1	TSR-SAR-032108615

•	Management fee change to: 0.59%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Video Game Leaders ETF	PAGE 2	TSR-SAR-032108615

Amplify Weight Loss Drug & Treatment ETF
THNR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Amplify Weight Loss Drug & Treatment ETF (the “Fund”) for the period of  October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://amplifyetfs.com/fund-documents/. You can also request this information by contacting us at 855-267-3837.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Amplify Weight Loss Drug & Treatment ETF	$27	0.59%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$3,871,107
Number of Holdings	27
Portfolio Turnover	22%
30-Day SEC Yield	1.33%
30-Day SEC Yield Unsubsidized	1.33%
Visit https://amplifyetfs.com/fund-documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)*

Top Holdings	(%)
Eli Lilly & Co.	15.8%
Novo Nordisk AS	14.0%
First American Government Obligations Fund - Class X	13.9%
West Pharmaceutical Services, Inc.	5.1%
Chugai Pharmaceutical Co. Ltd.	5.1%
Thermo Fisher Scientific, Inc.	5.0%
Merck & Co., Inc.	4.8%
Amgen, Inc.	4.7%
Innovent Biologics, Inc.	4.7%
Pfizer, Inc.	4.7%
Sector Breakdown**
*	Percentages are stated as a percent of net assets.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://amplifyetfs.com/fund-documents/.
Amplify Weight Loss Drug & Treatment ETF	PAGE 1	TSR-SAR-032108532

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Amplify Investments, LLC documents not be householded, please contact Amplify Investments, LLC at 855-267-3837, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Amplify Investments, LLC or your financial intermediary.
Amplify Weight Loss Drug & Treatment ETF	PAGE 2	TSR-SAR-032108532

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

AMPLIFY ETF TRUST

AIEQ	Amplify AI Powered Equity ETF
MJ	Amplify Alternative Harvest ETF
SWAN	Amplify BlackSwan Growth & Treasury Core ETF
ISWN	Amplify BlackSwan ISWN ETF
AIVC	Amplify Bloomberg AI Value Chain ETF
TLTP	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
ITEQ	Amplify BlueStar Israel Technology ETF
COWS	Amplify Cash Flow Dividend Leaders ETF
HCOW	Amplify COWS Covered Call ETF
DIVO	Amplify CWP Enhanced Dividend Income ETF
QDVO	Amplify CWP Growth & Income ETF
IDVO	Amplify CWP International Enhanced Dividend Income ETF
HACK	Amplify Cybersecurity ETF
IPAY	Amplify Digital Payments ETF
ETHO	Amplify Etho Climate Leadership U.S. ETF
YYY	Amplify High Income ETF
SILJ	Amplify Junior Silver Miners ETF
BATT	Amplify Lithium & Battery Technology ETF
NDIV	Amplify Natural Resources Dividend Income ETF
IBUY	Amplify Online Retail ETF
SOFR	Amplify Samsung SOFR ETF
CNBS	Amplify Seymour Cannabis ETF
SMAP	Amplify Small-Mid Cap Equity ETF
BLOK	Amplify Transformational Data Sharing ETF
AWAY	Amplify Travel Tech ETF
GAMR	Amplify Video Game Leaders ETF
THNR	Amplify Weight Loss Drug & Treatment ETF

Semi-Annual
Core Financial Statements and Additional Information
March 31, 2025

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Part F of Form N-PORT is available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended September 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify AI Powered Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 3.6%
Interpublic Group of Cos., Inc.	2,385	$64,777
Meta Platforms, Inc. - Class A	959	552,729
News Corp. - Class A	2,236	60,864
Omnicom Group, Inc.	1,482	122,873
Pinterest, Inc. - Class A(a)	80,705	2,501,855
T-Mobile US, Inc.	1,241	330,987
Trade Desk, Inc. - Class A(a)	1,036	56,690
		3,690,775
Consumer Discretionary - 19.1%
Airbnb, Inc. - Class A(a)	17,994	2,149,563
Best Buy Co., Inc.	815	59,992
Booking Holdings, Inc.	66	304,056
Boot Barn Holdings, Inc.(a)	410	44,046
Capri Holdings, Ltd.(a)	10,842	213,913
Carvana Co.(a)	18,788	3,928,195
Chipotle Mexican Grill, Inc.(a)	3,048	153,040
Crocs, Inc.(a)	14,982	1,591,088
DraftKings, Inc. - Class A(a)	18,198	604,356
General Motors Co.	158,904	7,473,255
Installed Building Products, Inc.	4,235	726,133
Lennar Corporation - Class A	831	95,382
MGM Resorts International(a)	4,342	128,697
Modine Manufacturing Co.(a)	8,687	666,727
NVR, Inc.(a)	6	43,466
PulteGroup, Inc.	942	96,838
Tesla, Inc.(a)	1,523	394,701
Toll Brothers, Inc.	542	57,230
TopBuild Corp.(a)	547	166,808
Ulta Beauty, Inc.(a)	148	54,248
VF Corp.	3,764	58,417
Wayfair, Inc. - Class A(a)	3,447	110,408
Wynn Resorts Ltd.	2,138	178,523
		19,299,082
Consumer Staples - 6.9%
Bunge Global SA	1,065	81,387
Clorox Co.	363	53,452
Coca-Cola Co.	39,955	2,861,577
Conagra Brands, Inc.	16,143	430,534
Darling Ingredients, Inc.(a)	6,969	217,712
Freshpet, Inc.(a)	605	50,318
General Mills, Inc.	4,688	280,295
Kraft Heinz Co.	24,317	739,966
Lamb Weston Holdings, Inc.	1,276	68,011
Sprouts Farmers Market, Inc.(a)	11,990	1,830,154
Sysco Corp.	908	68,136
Walmart, Inc.	3,843	337,377
		7,018,919
Energy - 3.3%
EQT Corp.	53,141	2,839,323
Halliburton Co.	2,983	75,679

	Shares	Value
Phillips 66	556	$68,655
Targa Resources Corp.	1,938	388,511
		3,372,168
Financials - 1.7%
American Express Co.	701	188,604
Apollo Global Management, Inc.	678	92,845
Bank OZK	13,061	567,500
Block, Inc.(a)	1,590	86,385
PayPal Holdings, Inc.(a)	1,674	109,229
Prudential Financial, Inc.	446	49,809
Shift4 Payments, Inc. - Class A(a)	1,803	147,323
T. Rowe Price Group, Inc.	636	58,429
Visa, Inc. - Class A	1,060	371,488
		1,671,612
Health Care - 4.5%
Agilent Technologies, Inc.	738	86,331
Boston Scientific Corp.(a)	1,933	195,001
Centene Corp.(a)	1,232	74,795
Charles River Laboratories International, Inc.(a)	14,416	2,169,896
DexCom, Inc.(a)	783	53,471
Henry Schein, Inc.(a)	744	50,956
Illumina, Inc.(a)	512	40,622
Ionis Pharmaceuticals, Inc.(a)	8,033	242,356
IQVIA Holdings, Inc.(a)	319	56,240
Lantheus Holdings, Inc.(a)	7,608	742,541
Natera, Inc.(a)	590	83,432
Regeneron Pharmaceuticals, Inc.	129	81,816
ResMed, Inc.	294	65,812
Thermo Fisher Scientific, Inc.	549	273,182
United Therapeutics Corp.(a)	231	71,210
Universal Health Services, Inc. - Class B	461	86,622
Vaxcyte, Inc.(a)	1,605	60,605
Zoetis, Inc.	723	119,042
		4,553,930
Industrials - 12.6%
AeroVironment, Inc.(a)	383	45,650
Air Lease Corp.	60,398	2,917,827
Allegion PLC	382	49,836
American Airlines Group, Inc.(a)	3,679	38,813
Builders FirstSource, Inc.(a)	2,337	291,985
Comfort Systems USA, Inc.	545	175,670
CSX Corp.	2,266	66,688
Delta Air Lines, Inc.	1,616	70,458
Equifax, Inc.	346	84,272
FedEx Corp.	343	83,617
FTAI Aviation Ltd.	720	79,942
GXO Logistics, Inc.(a)	5,680	221,974
Honeywell International, Inc.	1,078	228,266
Hubbell, Inc.	174	57,578
Lennox International, Inc.	82	45,988

The accompanying notes are an integral part of these financial statements.

1

Amplify AI Powered Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Lockheed Martin Corp.	4,487	$2,004,388
Lyft, Inc. - Class A(a)	8,305	98,580
MasTec, Inc.(a)	378	44,116
Oshkosh Corp.	2,830	266,246
Quanta Services, Inc.	226	57,445
Science Applications International Corp.	8,113	910,847
Trane Technologies PLC	260	87,599
TransDigm Group, Inc.	1,232	1,704,213
TransUnion	523	43,404
United Airlines Holdings, Inc.(a)	5,250	362,512
United Parcel Service, Inc. - Class B	1,505	165,535
Valmont Industries, Inc.	8,323	2,375,135
Westinghouse Air Brake Technologies Corp.	352	63,835
WillScot Holdings Corp.	2,437	67,749
WW Grainger, Inc.	58	57,294
		12,767,462
Information Technology - 30.5%(b)
Adobe, Inc.(a)	552	211,709
Akamai Technologies, Inc.(a)	610	49,105
Appfolio, Inc. - Class A(a)	1,828	401,977
AppLovin Corp. - Class A(a)	27,285	7,229,706
BILL Holdings, Inc.(a)	1,108	50,846
Broadcom, Inc.	2,534	424,268
CDW Corp.	337	54,008
Confluent, Inc. - Class A(a)	36,300	850,872
Datadog, Inc. - Class A(a)	1,166	115,679
Dell Technologies, Inc. - Class C	1,104	100,630
Docusign, Inc.(a)	725	59,015
Dynatrace, Inc.(a)	28,823	1,359,004
Elastic NV(a)	10,654	949,271
Entegris, Inc.	1,322	115,649
First Solar, Inc.(a)	361	45,641
Gartner, Inc.(a)	206	86,466
GoDaddy, Inc. - Class A(a)	257	46,296
Guidewire Software, Inc.(a)	5,780	1,082,941
Hewlett Packard Enterprise Co.	8,778	135,445
HP, Inc.	2,739	75,843
Lattice Semiconductor Corp.(a)	3,026	158,714
Manhattan Associates, Inc.(a)	309	53,469
MARA Holdings, Inc.(a)	30,498	350,727
MicroStrategy, Inc. - Class A(a)	25,539	7,362,127
MongoDB, Inc.(a)	14,136	2,479,454
Monolithic Power Systems, Inc.	6,523	3,783,210
NetApp, Inc.	856	75,191
ON Semiconductor Corp.(a)	1,918	78,043
Onto Innovation, Inc.(a)	731	88,700
Oracle Corp.	2,216	309,819
Rambus, Inc.(a)	5,671	293,616
Samsara, Inc. - Class A(a)	46,760	1,792,311
Skyworks Solutions, Inc.	2,098	135,594
Teradyne, Inc.	940	77,644

	Shares	Value
Twilio, Inc. - Class A(a)	464	$45,430
UiPath, Inc. - Class A(a)	8,970	92,391
Universal Display Corp.	2,324	324,151
		30,944,962
Materials - 8.3%
Albemarle Corp.	895	64,458
FMC Corp.	73,234	3,089,743
Louisiana-Pacific Corp.	529	48,657
Newmont Corp.	101,746	4,912,297
PPG Industries, Inc.	1,026	112,193
Sherwin-Williams Co.	468	163,421
		8,390,769
Utilities - 8.3%
AES Corp.	181,002	2,248,045
Constellation Energy Corp.	600	120,978
Edison International	57,012	3,359,147
NextEra Energy, Inc.	7,762	550,248
Sempra	1,669	119,100
Vistra Corp.	17,140	2,012,922
		8,410,440
TOTAL COMMON STOCKS (Cost $101,194,940)		100,120,119
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%
Real Estate - 1.0%
NNN REIT, Inc.	2,418	103,128
Prologis, Inc.	4,146	463,481
Rayonier, Inc.	16,867	470,252
		1,036,861
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,036,612)		1,036,861
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(c)	182,177	182,177
TOTAL SHORT-TERM INVESTMENTS (Cost $182,177)		182,177
TOTAL INVESTMENTS - 100.0% (Cost $102,413,729)		$101,339,157
Other Assets in Excess of Liabilities - 0.0%(d)		11,666
TOTAL NET ASSETS - 100.0%		$101,350,823

The accompanying notes are an integral part of these financial statements.

2

Amplify AI Powered Equity ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Amplify Alternative Harvest ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 53.1%
Amplify Seymour Cannabis ETF(a)(b)	3,530,576	$59,702,746
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $74,381,799)		59,702,746
COMMON STOCKS - 46.5%
Consumer Staples - 1.4%
Village Farms International, Inc.(c)(d)	2,614,715	1,581,641
Health Care - 45.1%(e)
Aurora Cannabis, Inc.(c)(d)	1,423,438	6,248,893
Canopy Growth Corp.(c)(d)	3,829,263	3,484,629
Cronos Group, Inc.(c)	5,184,954	9,384,767
High Tide, Inc.(c)	1,901,247	3,619,536
Organigram Holdings, Inc.(c)(d)	2,348,328	2,371,811
SNDL, Inc.(c)	6,868,419	9,684,471
Tilray Brands, Inc.(c)(d)	24,179,375	15,897,939
		50,692,046
Industrials - 0.0%(f)
Empresas ICA SAB de CV(c)(g)	155,893	0
TOTAL COMMON STOCKS (Cost $100,287,578)		52,273,687
SHORT-TERM INVESTMENTS - 33.2%
Investments Purchased with Proceeds from Securities Lending - 32.9%
First American Government Obligations Fund - Class X, 4.28%(h)	36,987,297	36,987,297
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(h)	333,991	333,991
TOTAL SHORT-TERM INVESTMENTS (Cost $37,321,288)		37,321,288
TOTAL INVESTMENTS - 132.8% (Cost $211,990,665)		$149,297,721
Liabilities in Excess of Other Assets - (32.8)%		(36,866,291)
TOTAL NET ASSETS - 100.0%		$112,431,430

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $26,506,775 which represented 23.6% of net assets.
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)	Represents less than 0.05% of net assets.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(h)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

Amplify BlackSwan Growth & Treasury Core ETF
Schedule of Investments
March 31, 2025 (Unaudited)

		Par	Value
U.S. TREASURY SECURITIES - 92.4%
United States Treasury Note/Bond
0.63%, 05/15/2030		$27,504,000	$23,243,029
0.88%, 11/15/2030		27,472,000	23,149,989
1.63%, 05/15/2031		26,567,000	23,084,751
1.38%, 11/15/2031		27,378,000	23,080,937
2.88%, 05/15/2032		24,811,000	22,912,862
4.13%, 11/15/2032		22,791,000	22,781,652
3.38%, 05/15/2033		24,141,000	22,815,131
4.50%, 11/15/2033		22,234,000	22,714,723
4.38%, 05/15/2034		22,438,000	22,689,113
4.25%, 11/15/2034		22,643,000	22,655,383
TOTAL U.S. TREASURY SECURITIES (Cost $232,609,712)			229,127,570
	Notional Amount	Contracts
PURCHASED OPTIONS - 6.6%(a)
Call Options - 6.6%
SPDR S&P 500 ETF Trust(b)(c)
Expiration: 06/20/2025; Exercise Price: $510.00	$105,780,649	1,891	11,273,197
Expiration: 12/19/2025; Exercise Price: $585.01	111,654,244	1,996	5,033,513
TOTAL PURCHASED OPTIONS (Cost $24,920,219)			16,306,710
		Shares
SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)
Dreyfus Treasury Securities Cash Management(e)		0(f)	0(f)
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(e)		29,249	29,249
TOTAL SHORT-TERM INVESTMENTS (Cost $29,249)			29,249
TOTAL INVESTMENTS - 99.0% (Cost $257,559,180)			$245,463,529
Other Assets in Excess of Liabilities - 1.0%			2,406,273
TOTAL NET ASSETS - 100.0%			$247,869,802

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	Rounds to zero.
The accompanying notes are an integral part of these financial statements.

5

Amplify BlackSwan ISWN ETF
Schedule of Investments
March 31, 2025 (Unaudited)

		Par	Value
U.S. TREASURY SECURITIES - 91.3%
United States Treasury Note/Bond
0.63%, 05/15/2030		$3,286,000	$2,776,927
0.88%, 11/15/2030		3,282,000	2,765,662
1.63%, 05/15/2031		3,174,000	2,757,971
1.38%, 11/15/2031		3,272,000	2,758,449
2.88%, 05/15/2032		2,964,000	2,737,242
4.13%, 11/15/2032		2,722,000	2,720,884
3.38%, 05/15/2033		2,884,000	2,725,605
4.50%, 11/15/2033		2,655,000	2,712,404
4.38%, 05/15/2034		2,680,000	2,709,993
4.25%, 11/15/2034		2,705,000	2,706,479
TOTAL U.S. TREASURY SECURITIES (Cost $27,644,986)			27,371,616
	Notional Amount	Contracts
PURCHASED OPTIONS - 7.5%(a)
Call Options - 7.5%
iShares MSCI EAFE ETF(b)(c)
Expiration: 06/20/2025; Exercise Price: $78.01	$14,294,577	1,749	793,696
Expiration: 12/19/2025; Exercise Price: $75.01	13,648,910	1,670	1,467,546
TOTAL PURCHASED OPTIONS (Cost $2,205,444)			2,261,242
		Shares
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(d)		59,632	59,632
TOTAL SHORT-TERM INVESTMENTS (Cost $59,632)			59,632
TOTAL INVESTMENTS - 99.0% (Cost $29,910,062)			$29,692,490
Other Assets in Excess of Liabilities - 1.0%			286,916
TOTAL NET ASSETS - 100.0%			$29,979,406

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

Amplify Bloomberg AI Value Chain ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 2.1%
Alphabet, Inc. - Class A	2,942	$454,951
Consumer Discretionary - 6.3%
Alibaba Group Holding Ltd.	53,200	875,236
Amazon.com, Inc.(a)	2,518	479,075
		1,354,311
Industrials - 1.5%
Vertiv Holdings Co. - Class A	4,489	324,106
Information Technology - 89.6%(b)
Advanced Micro Devices, Inc.(a)	4,501	462,433
Advantest Corp.	9,700	419,810
Appian Corp. - Class A(a)	16,646	479,571
Apple, Inc.	2,319	515,119
Arista Networks, Inc.(a)	4,898	379,497
ASML Holding NV	800	523,683
Atlassian Corp. - Class A(a)	2,256	478,746
Broadcom, Inc.	2,427	406,353
Cadence Design System, Inc.(a)	1,859	472,799
Celestica, Inc.(a)	5,821	459,128
Ciena Corp.(a)	6,748	407,782
Confluent, Inc. - Class A(a)	19,281	451,947
Datadog, Inc. - Class A(a)	3,896	386,522
Dell Technologies, Inc. - Class C	4,706	428,952
DigitalOcean Holdings, Inc.(a)	15,794	527,362
Gitlab, Inc. - Class A(a)	9,441	443,727
Hewlett Packard Enterprise Co.	25,856	398,958
Hon Hai Precision Industry Co. Ltd.	103,000	452,918
HP, Inc.	17,023	471,367
Intel Corp.	27,440	623,162
International Business Machines Corp.	2,536	630,602
Juniper Networks, Inc.	14,866	538,001
Marvell Technology, Inc.	4,774	293,935
MediaTek, Inc.	13,000	544,236
Micron Technology, Inc.	6,278	545,495
Microsoft Corp.	1,335	501,146
MongoDB, Inc.(a)	2,292	402,017
Monolithic Power Systems, Inc.	912	528,942
NetApp, Inc.	4,824	423,740
NVIDIA Corp.	3,906	423,332
Oracle Corp.	3,394	474,515
Qualcomm, Inc.	3,575	549,156
Quanta Computer, Inc.	64,000	432,738
Samsung Electronics Co. Ltd.	15,319	601,316
Sandisk Corp.(a)	2,937	139,831
SK Hynix, Inc.	4,560	590,555
Snowflake, Inc. - Class A(a)	3,478	508,344
Super Micro Computer, Inc.(a)(c)	16,927	579,580
Synopsys, Inc.(a)	1,145	491,033

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	$465,929
Western Digital Corporation(a)	8,806	356,027
		19,210,306
TOTAL COMMON STOCKS (Cost $24,239,626)		21,343,674
SHORT-TERM INVESTMENTS - 3.1%
Investments Purchased with Proceeds from Securities Lending - 2.7%
First American Government Obligations Fund - Class X, 4.28%(d)	574,665	574,665
Money Market Funds - 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(d)	82,170	82,170
TOTAL SHORT-TERM INVESTMENTS (Cost $656,835)		656,835
TOTAL INVESTMENTS - 102.6% (Cost $24,896,461)		$22,000,509
Liabilities in Excess of Other Assets - (2.6)%		(554,956)
TOTAL NET ASSETS - 100.0%		$21,445,553

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $562,187 which represented 2.6% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 63.3%
iShares 20+ Year Treasury Bond ETF(a)(b)	66,281	$6,033,559
TOTAL EXCHANGE TRADED FUNDS (Cost $5,896,398)		6,033,559
	Par
U.S. TREASURY SECURITIES - 36.8%
United States Treasury Note/Bond, 4.25%, 08/15/2054	3,730,000	3,504,452
TOTAL U.S. TREASURY SECURITIES (Cost $3,539,274)		3,504,452
	Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(c)	11,002	11,002
TOTAL SHORT-TERM INVESTMENTS (Cost $11,002)		11,002
TOTAL INVESTMENTS - 100.2% (Cost $9,446,674)		$9,549,013
Liabilities in Excess of Other Assets - (0.2)%		(18,141)
TOTAL NET ASSETS - 100.0%		$9,530,872

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

8

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Schedule of Written Options
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.4)%
iShares 20+ Year Treasury Bond ETF, Expiration: 04/04/2025; Exercise Price: $90.50(a)(b)	$(3,786,848)	(416)	$(35,793)
TOTAL WRITTEN OPTIONS (Premiums received $21,632)			$(35,793)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

9

Amplify BlueStar Israel Technology ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 1.7%
Nexxen International Ltd.(a)(b)	39,549	$330,234
Perion Network Ltd.(a)	46,350	377,289
Playtika Holding Corp.	55,869	288,843
Taboola.com Ltd.(a)	157,952	465,958
		1,462,324
Consumer Discretionary - 3.6%
Global-e Online Ltd.(a)	67,890	2,420,279
Maytronics, Ltd.	0(c)	0(c)
Mobileye Global, Inc. - Class A(a)(b)	49,573	713,603
		3,133,882
Financials - 4.7%
Lemonade, Inc.(a)	36,331	1,141,883
Payoneer Global, Inc.(a)	182,875	1,336,816
Plus500, Ltd.	42,714	1,512,859
		3,991,558
Health Care - 3.0%
Inmode Ltd.(a)	64,130	1,137,666
Nano-X Imaging Ltd.(a)(b)	58,401	291,713
Novocure, Ltd.(a)	44,762	797,659
Pluri, Inc.(a)	0(c)	0(c)
UroGen Pharma, Ltd.(a)	29,679	328,250
		2,555,288
Industrials - 11.2%
Elbit Systems Ltd.	18,222	6,991,417
Electreon Wireless Ltd.(a)	6,508	140,534
Fiverr International Ltd.(a)	24,806	587,406
Hilan, Ltd.	9,208	561,827
Kornit Digital, Ltd.(a)	27,466	524,051
Nano Dimension Ltd. - ADR(a)(b)	191,917	305,148
Stratasys, Ltd.(a)	47,187	461,961
		9,572,344
Information Technology - 71.5%(d)
Amdocs, Ltd.	66,555	6,089,782
Camtek, Ltd.(b)	21,846	1,280,831
Cellebrite DI Ltd.(a)	59,755	1,161,040
CEVA, Inc.(a)	15,409	394,624
Check Point Software Technologies, Ltd.(a)	36,914	8,413,439
Cognyte Software, Ltd.(a)	40,476	315,713
CyberArk Software, Ltd.(a)	21,430	7,243,340
Formula Systems 1985, Ltd.	4,748	409,834
Gilat Satellite Networks Ltd.(a)	62,224	395,122
JFrog Ltd.(a)	71,755	2,296,160
Magic Software Enterprises Ltd.	24,494	318,177
Matrix IT, Ltd.	22,406	519,307
Monday.com Ltd.(a)	24,731	6,013,590
Next Vision Stabilized Systems Ltd.	43,784	995,991
Nice Ltd. - ADR(a)	37,897	5,842,580
Nova Ltd.(a)	14,393	2,653,062
One Software Technologies Ltd.	26,547	488,708
Pagaya Technologies Ltd. - Class A(a)(b)	42,688	447,370
Powerfleet, Inc. NJ(a)	97,975	537,883

	Shares	Value
Priortech Ltd.(a)	7,067	$275,706
Radware, Ltd.(a)	24,338	526,188
Riskified Ltd. - Class A(a)	91,689	423,603
Sapiens International Corp. NV	27,016	731,863
SentinelOne, Inc. - Class A(a)	176,681	3,212,061
SimilarWeb Ltd.(a)	37,006	306,040
SolarEdge Technologies, Inc.(a)(b)	40,330	652,539
Tower Semiconductor Ltd.(a)	63,072	2,249,148
Varonis Systems, Inc.(a)	64,210	2,597,294
Weebit Nano Ltd.(a)	226,949	270,826
Wix.com, Ltd.(a)	25,061	4,094,466
		61,156,287
Utilities - 4.0%
Energix-Renewable Energies, Ltd.	178,523	485,233
Enlight Renewable Energy, Ltd.(a)	53,589	854,237
Ormat Technologies, Inc.	29,813	2,109,866
		3,449,336
TOTAL COMMON STOCKS (Cost $96,866,174)		85,321,019
SHORT-TERM INVESTMENTS - 3.3%
Investments Purchased with Proceeds from Securities Lending - 3.1%
First American Government Obligations Fund - Class X, 4.28%(e)	2,642,331	2,642,331
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(e)	208,273	208,273
TOTAL SHORT-TERM INVESTMENTS (Cost $2,850,604)		2,850,604
TOTAL INVESTMENTS - 103.0% (Cost $99,716,778)		$88,171,623
Liabilities in Excess of Other Assets - (3.0)%		(2,599,290)
TOTAL NET ASSETS - 100.0%		$85,572,333

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $2,520,902 which represented 2.9% of net assets.
(c)	Rounds to zero.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

Amplify Cash Flow Dividend Leaders ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 15.5%
AT&T, Inc.	9,350	$264,418
Comcast Corp. - Class A	9,392	346,565
Electronic Arts, Inc.	1,561	225,596
Fox Corp. - Class A	5,812	328,959
Interpublic Group of Cos., Inc.	10,158	275,891
Match Group, Inc.	11,781	367,567
Nexstar Media Group, Inc.	2,391	428,515
Omnicom Group, Inc.	3,991	330,894
Sirius XM Holdings, Inc.	17,961	404,931
Verizon Communications, Inc.	5,656	256,556
		3,229,892
Consumer Discretionary - 15.4%
BorgWarner, Inc.	12,898	369,528
Brunswick Corp.	8,943	481,581
eBay, Inc.	7,762	525,720
Expedia Group, Inc.	1,999	336,032
Gentex Corp.	8,768	204,294
Lear Corp.	3,475	306,564
Tapestry, Inc.	7,053	496,602
Thor Industries, Inc.	6,446	488,671
		3,208,992
Consumer Staples - 2.5%
Molson Coors Beverage Co. - Class B	8,515	518,308
Energy - 20.3%
APA Corp.	17,243	362,448
EOG Resources, Inc.	1,690	216,726
Halliburton Co.	11,580	293,785
Magnolia Oil & Gas Corp. - Class A	12,303	310,774
Marathon Petroleum Corp.	2,852	415,508
Matador Resources Co.	10,472	535,015
Murphy Oil Corp.	11,681	331,740
NOV, Inc.	28,687	436,616
Permian Resources Corp.	23,264	322,206
Schlumberger NV	7,165	299,497
TechnipFMC PLC	12,260	388,519
Valero Energy Corp.	2,418	319,345
		4,232,179
Financials - 7.1%
Fidelity National Financial, Inc.	8,198	533,526
First American Financial Corp.	4,444	291,660
Franklin Resources, Inc.	17,252	332,101
Global Payments, Inc.	3,200	313,344
		1,470,631
Health Care - 7.2%
HCA Healthcare, Inc.	1,614	557,718
Organon & Co.	26,967	401,539
Universal Health Services, Inc. - Class B	1,468	275,837
Zimmer Biomet Holdings, Inc.	2,263	256,126
		1,491,220

	Shares	Value
Industrials - 16.3%
Acuity, Inc.	827	$217,790
Allison Transmission Holdings, Inc.	2,639	252,473
EMCOR Group, Inc.	542	200,339
EnerSys	2,401	219,884
FedEx Corp.	2,076	506,087
Genpact Ltd.	10,298	518,813
Leidos Holdings, Inc.	1,783	240,598
Oshkosh Corp.	2,806	263,989
Owens Corning	3,544	506,154
Textron, Inc.	3,058	220,941
Timken Co.	3,602	258,876
		3,405,944
Information Technology - 4.9%
Hewlett Packard Enterprise Co.	17,892	276,074
NetApp, Inc.	2,773	243,580
Skyworks Solutions, Inc.	3,888	251,281
Vontier Corp.	7,409	243,386
		1,014,321
Materials - 5.6%
Berry Global Group, Inc.	3,094	215,992
Cabot Corp.	2,683	223,065
CF Industries Holdings, Inc.	6,505	508,366
Sealed Air Corp.	7,586	219,235
		1,166,658
Utilities - 4.8%
NRG Energy, Inc.	5,466	521,784
Vistra Corp.	4,147	487,024
		1,008,808
TOTAL COMMON STOCKS (Cost $21,232,113)		20,746,953
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(a)	69,989	69,989
TOTAL SHORT-TERM INVESTMENTS (Cost $69,989)		69,989
TOTAL INVESTMENTS - 99.9% (Cost $21,302,102)		$20,816,942
Other Assets in Excess of Liabilities - 0.1%		14,301
TOTAL NET ASSETS - 100.0%		$20,831,243

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ( “GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

Amplify COWS Covered Call ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.8%
Communication Services - 15.7%
AT&T, Inc.(a)	4,551	$128,702
Comcast Corp. - Class A(a)	4,571	168,670
Electronic Arts, Inc.(a)	760	109,835
Fox Corp. - Class A(a)	2,830	160,178
Interpublic Group of Cos., Inc.(a)	4,944	134,279
Match Group, Inc.(a)	5,734	178,901
Nexstar Media Group, Inc.(a)	1,164	208,612
Omnicom Group, Inc.(a)	1,944	161,177
Sirius XM Holdings, Inc.(a)	8,742	197,088
Verizon Communications, Inc.(a)	2,754	124,922
		1,572,364
Consumer Discretionary - 15.6%
BorgWarner, Inc.(a)	6,278	179,865
Brunswick Corp.(a)	4,353	234,409
eBay, Inc.(a)	3,779	255,952
Expedia Group, Inc.(a)	972	163,393
Gentex Corp.(a)	4,267	99,421
Lear Corp.(a)	1,692	149,268
Tapestry, Inc.(a)	3,432	241,647
Thor Industries, Inc.(a)	3,138	237,892
		1,561,847
Consumer Staples - 2.5%
Molson Coors Beverage Co. - Class B(a)	4,144	252,245
Energy - 19.0%
APA Corp.(a)	8,392	176,400
EOG Resources, Inc.(a)	823	105,542
Halliburton Co.(a)	5,636	142,985
Magnolia Oil & Gas Corp. - Class A(a)	5,988	151,257
Marathon Petroleum Corp.(a)	1,389	202,363
Matador Resources Co.(a)	5,098	260,457
Murphy Oil Corp.(a)	5,686	161,482
NOV, Inc.(a)	13,962	212,502
Permian Resources Corp.(a)	11,323	156,824
Schlumberger NV(a)	3,488	145,798
TechnipFMC PLC(a)	5,968	189,126
		1,904,736
Financials - 7.1%
Fidelity National Financial, Inc.(a)	3,991	259,734
First American Financial Corp.(a)	2,163	141,958
Franklin Resources, Inc.(a)	8,396	161,623
Global Payments, Inc.(a)	1,557	152,462
		715,777
Health Care - 7.3%
HCA Healthcare, Inc.(a)	787	271,948
Organon & Co.(a)	13,125	195,431
Universal Health Services, Inc. - Class B(a)	716	134,537
Zimmer Biomet Holdings, Inc.(a)	1,102	124,724
		726,640
Industrials - 16.5%
Acuity, Inc.(a)	403	106,130
Allison Transmission Holdings, Inc.(a)	1,284	122,840

	Shares	Value
EMCOR Group, Inc.(a)	264	$97,582
EnerSys(a)	1,169	107,057
FedEx Corp.(a)	1,011	246,462
Genpact Ltd.(a)	5,012	252,505
Leidos Holdings, Inc.(a)	868	117,128
Oshkosh Corp.(a)	1,366	128,513
Owens Corning(a)	1,726	246,507
Textron, Inc.(a)	1,488	107,508
Timken Co.(a)	1,754	126,060
		1,658,292
Information Technology - 4.9%
Hewlett Packard Enterprise Co.(a)	8,708	134,364
NetApp, Inc.(a)	1,350	118,584
Skyworks Solutions, Inc.(a)	1,893	122,345
Vontier Corp.(a)	3,606	118,457
		493,750
Materials - 5.7%
Berry Global Group, Inc.(a)	1,507	105,203
Cabot Corp.(a)	1,306	108,581
CF Industries Holdings, Inc.(a)	3,167	247,501
Sealed Air Corp.(a)	3,693	106,728
		568,013
Oil, Gas & Consumable Fuels - 1.6%
Valero Energy Corp.(a)	1,177	155,446
Utilities - 4.9%
NRG Energy, Inc.(a)	2,661	254,019
Vistra Corp.(a)	2,019	237,112
		491,131
TOTAL COMMON STOCKS (Cost $10,506,746)		10,100,241
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(b)	20,617	20,617
TOTAL SHORT-TERM INVESTMENTS (Cost $20,617)		20,617
TOTAL INVESTMENTS - 101.0% (Cost $10,527,363)		$10,120,858
Liabilities in Excess of Other Assets - (1.0)%		(100,020)
TOTAL NET ASSETS - 100.0%		$10,020,838

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

12

Amplify COWS Covered Call ETF
Schedule of Written Options
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Call Options - (1.0)%(a)(b)
Acuity, Inc., Expiration: 04/17/2025; Exercise Price: $290.00	$(79,005)	(3)	$(690)
Allison Transmission Holdings, Inc., Expiration: 04/17/2025; Exercise Price: $105.00	(105,237)	(11)	(248)
APA Corp., Expiration: 04/17/2025; Exercise Price: $22.50	(159,752)	(76)	(1,710)
AT&T, Inc., Expiration: 04/17/2025; Exercise Price: $28.00	(118,776)	(42)	(2,919)
Berry Global Group, Inc., Expiration: 04/17/2025; Exercise Price: $70.00	(90,753)	(13)	(3,120)
BorgWarner, Inc., Expiration: 04/17/2025; Exercise Price: $30.00	(157,575)	(55)	(1,925)
Brunswick Corp./DE, Expiration: 04/17/2025; Exercise Price: $60.00	(210,015)	(39)	(975)
Cabot Corp., Expiration: 04/17/2025; Exercise Price: $85.00	(91,454)	(11)	(2,008)
CF Industries Holdings, Inc., Expiration: 04/17/2025; Exercise Price: $80.00	(203,190)	(26)	(4,485)
Comcast Corp., Expiration: 04/17/2025; Exercise Price: $38.00	(151,290)	(41)	(1,045)
eBay, Inc., Expiration: 04/17/2025; Exercise Price: $68.00	(237,055)	(35)	(5,757)
Electronic Arts, Inc., Expiration: 04/17/2025; Exercise Price: $150.00	(101,164)	(7)	(892)
EMCOR Group, Inc., Expiration: 04/17/2025; Exercise Price: $440.00	(73,926)	(2)	(260)
EnerSys, Expiration: 04/17/2025; Exercise Price: $105.00	(91,580)	(10)	(725)
EOG Resources, Inc., Expiration: 04/17/2025; Exercise Price: $133.00	(89,768)	(7)	(770)
Expedia Group, Inc., Expiration: 04/17/2025; Exercise Price: $180.00	(134,480)	(8)	(1,396)
FedEx Corp., Expiration: 04/17/2025; Exercise Price: $250.00	(219,402)	(9)	(2,925)
Fidelity National Financial, Inc., Expiration: 04/17/2025; Exercise Price: $70.00	(240,796)	(37)	(463)
First American Financial Corp., Expiration: 04/17/2025; Exercise Price: $70.00	(118,134)	(18)	(4,320)
Fox Corp., Expiration: 04/17/2025; Exercise Price: $55.00	(141,500)	(25)	(6,187)
Franklin Resources, Inc., Expiration: 04/17/2025; Exercise Price: $20.00	(148,225)	(77)	(1,540)
Genpact Ltd., Expiration: 04/17/2025; Exercise Price: $55.00	(211,596)	(42)	(420)
Gentex Corp., Expiration: 04/17/2025; Exercise Price: $25.00	(90,870)	(39)	(390)
Global Payments, Inc., Expiration: 04/17/2025; Exercise Price: $105.00	(137,088)	(14)	(805)
Halliburton Co., Expiration: 04/17/2025; Exercise Price: $27.50	(131,924)	(52)	(546)
HCA Healthcare, Inc., Expiration: 04/17/2025; Exercise Price: $355.00	(241,885)	(7)	(3,395)
Hewlett Packard Enterprise Co., Expiration: 04/17/2025; Exercise Price: $17.50	(115,725)	(75)	(450)
Interpublic Group of Cos., Inc., Expiration: 04/17/2025; Exercise Price: $28.00	(127,652)	(47)	(1,293)
Lear Corp., Expiration: 04/17/2025; Exercise Price: $100.00	(132,330)	(15)	(638)
Leidos Holdings, Inc., Expiration: 04/17/2025; Exercise Price: $140.00	(94,458)	(7)	(1,382)
Magnolia Oil & Gas Corp., Expiration: 04/17/2025; Exercise Price: $30.00	(143,982)	(57)	(143)
Marathon Petroleum Corp., Expiration: 04/17/2025; Exercise Price: $155.00	(174,828)	(12)	(1,398)
Matador Resources Co., Expiration: 04/17/2025; Exercise Price: $55.00	(235,014)	(46)	(2,070)
Match Group, Inc., Expiration: 04/17/2025; Exercise Price: $33.00	(162,240)	(52)	(1,612)
Molson Coors Beverage Co., Expiration: 04/17/2025; Exercise Price: $60.00	(225,219)	(37)	(7,215)
Murphy Oil Corp., Expiration: 04/17/2025; Exercise Price: $30.00	(144,840)	(51)	(2,040)
NetApp, Inc., Expiration: 04/17/2025; Exercise Price: $99.00	(96,624)	(11)	(110)
Nexstar Media Group, Inc., Expiration: 04/17/2025; Exercise Price: $185.00	(179,220)	(10)	(2,200)
NOV, Inc., Expiration: 04/17/2025; Exercise Price: $16.00	(197,860)	(130)	(1,950)
NRG Energy, Inc., Expiration: 04/17/2025; Exercise Price: $110.00	(219,558)	(23)	(517)
Omnicom Group, Inc., Expiration: 04/17/2025; Exercise Price: $82.50	(140,947)	(17)	(5,695)
Organon & Co., Expiration: 04/17/2025; Exercise Price: $17.50	(186,125)	(125)	(313)
Oshkosh Corp., Expiration: 04/17/2025; Exercise Price: $105.00	(103,488)	(11)	(302)
Owens Corning, Expiration: 04/17/2025; Exercise Price: $160.00	(214,230)	(15)	(562)
Permian Resources Corp., Expiration: 04/17/2025; Exercise Price: $15.00	(145,425)	(105)	(1,313)

The accompanying notes are an integral part of these financial statements.

13

Amplify COWS Covered Call ETF
Schedule of Written Options
March 31, 2025 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (Continued)
Call Options - (Continued)
Schlumberger NV, Expiration: 04/17/2025; Exercise Price: $44.00	$(125,400)	(30)	$(960)
Sealed Air Corp., Expiration: 04/17/2025; Exercise Price: $30.00	(92,480)	(32)	(1,200)
Sirius XM Holdings, Inc., Expiration: 04/17/2025; Exercise Price: $26.00	(180,360)	(80)	(600)
Skyworks Solutions, Inc., Expiration: 04/17/2025; Exercise Price: $72.50	(109,871)	(17)	(340)
Tapestry, Inc., Expiration: 04/17/2025; Exercise Price: $80.00	(225,312)	(32)	(880)
TechnipFMC PLC, Expiration: 04/17/2025; Exercise Price: $32.00	(174,295)	(55)	(4,400)
Textron, Inc., Expiration: 04/17/2025; Exercise Price: $75.00	(86,700)	(12)	(840)
Thor Industries, Inc., Expiration: 04/17/2025; Exercise Price: $85.00	(219,849)	(29)	(1,160)
Timken Co., Expiration: 04/17/2025; Exercise Price: $80.00	(107,805)	(15)	(563)
Universal Health Services, Inc., Expiration: 04/17/2025; Exercise Price: $190.00	(112,740)	(6)	(3,330)
Valero Energy Corp., Expiration: 04/17/2025; Exercise Price: $141.00	(145,277)	(11)	(1,144)
Verizon Communications, Inc., Expiration: 04/17/2025; Exercise Price: $45.00	(113,400)	(25)	(2,162)
Vistra Corp., Expiration: 04/17/2025; Exercise Price: $165.00	(199,648)	(17)	(289)
Vontier Corp., Expiration: 04/17/2025; Exercise Price: $35.00	(108,405)	(33)	(1,485)
Zimmer Biomet Holdings, Inc., Expiration: 04/17/2025; Exercise Price: $115.00	(113,180)	(10)	(1,650)
Total Call Options			(102,122)
TOTAL WRITTEN OPTIONS (Premiums received $100,629)			$(102,122)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

14

Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.4%
Communication Services - 6.0%
Meta Platforms, Inc. - Class A	268,014	$154,472,549
Verizon Communications, Inc.	1,973,257	89,506,937
		243,979,486
Consumer Discretionary - 12.0%
Home Depot, Inc.(a)	521,335	191,064,064
McDonald’s Corp.	423,320	132,232,468
TJX Cos., Inc.(a)	1,349,477	164,366,299
		487,662,831
Consumer Staples - 4.1%
Procter & Gamble Co.	968,880	165,116,530
Energy - 3.3%
Chevron Corp.	811,928	135,827,435
Financials - 24.9%
American Express Co.(a)	719,743	193,646,854
CME Group, Inc.(a)	789,560	209,462,372
Goldman Sachs Group, Inc.	352,399	192,512,050
JPMorgan Chase & Co.	814,932	199,902,820
Visa, Inc. - Class A	612,082	214,510,258
		1,010,034,354
Health Care - 7.3%
Amgen, Inc.	401,974	125,235,000
UnitedHealth Group, Inc.	330,130	172,905,587
		298,140,587
Industrials - 13.1%
Caterpillar, Inc.	609,526	201,021,675
Honeywell International, Inc.(a)	938,802	198,791,324
RTX Corp.	982,264	130,110,689
		529,923,688
Information Technology - 15.4%
Apple, Inc.	558,274	124,009,404
International Business Machines Corp.	760,608	189,132,785
Microsoft Corp.	507,911	190,664,710
Salesforce, Inc.	451,686	121,214,455
		625,021,354
Materials - 2.0%
Agnico Eagle Mines Ltd.	759,507	82,338,154
Utilities - 2.3%
Duke Energy Corp.	763,496	93,123,607
TOTAL COMMON STOCKS (Cost $3,234,320,583)		3,671,168,026
AFFILIATED EXCHANGE TRADED FUNDS - 5.0%
Amplify Samsung SOFR ETF(b)(c)	2,021,330	202,537,266

	Shares	Value
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $202,792,016)		$202,537,266
SHORT-TERM INVESTMENTS - 4.7%
Investments Purchased with Proceeds from Securities Lending - 0.0%(d)
First American Government Obligations Fund - Class X, 4.28%(e)	439,675	439,675
Money Market Funds - 4.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(e)	189,182,040	189,182,040
TOTAL SHORT-TERM INVESTMENTS (Cost $189,621,715)		189,621,715
TOTAL INVESTMENTS - 100.1% (Cost $3,626,734,314)		$4,063,327,007
Liabilities in Excess of Other Assets - (0.1)%		(4,924,366)
TOTAL NET ASSETS - 100.0%		$4,058,402,641

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $430,860 which represented 0.0% of net assets.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

Amplify CWP Enhanced Dividend Income ETF
Schedule of Written Options
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%(a)(b)
American Express Co., Expiration: 04/17/2025; Exercise Price: $300.00	$(174,882,500)	(6,500)	$(432,250)
CME Group, Inc., Expiration: 04/17/2025; Exercise Price: $270.00	(53,058,000)	(2,000)	(510,000)
Home Depot, Inc., Expiration: 04/17/2025; Exercise Price: $380.00	(146,596,000)	(4,000)	(1,250,000)
Honeywell International, Inc., Expiration: 04/04/2025; Exercise Price: $210.00	(31,762,500)	(1,500)	(622,500)
TJX Cos., Inc., Expiration: 04/17/2025; Exercise Price: $125.00	(73,080,000)	(6,000)	(552,000)
Total Call Options			(3,366,750)
TOTAL WRITTEN OPTIONS (Premiums received $3,232,484)			$(3,366,750)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

16

Amplify CWP Growth & Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Communication Services - 19.3%
Alphabet, Inc. - Class A	11,228	$1,736,298
Meta Platforms, Inc. - Class A	3,087	1,779,223
Netflix, Inc.(a)	1,336	1,245,860
ROBLOX Corp. - Class A(a)(b)	3,736	217,771
Spotify Technology SA(a)(b)	664	365,220
T-Mobile US, Inc.	2,491	664,375
Verizon Communications, Inc.	142	6,441
		6,015,188
Consumer Discretionary - 12.9%
Amazon.com, Inc.(a)	9,503	1,808,042
DoorDash, Inc. - Class A(a)(b)	1,865	340,866
Home Depot, Inc.	1,754	642,823
Tesla, Inc.(a)(b)	4,777	1,238,007
		4,029,738
Consumer Staples - 4.0%
Costco Wholesale Corp.	523	494,643
PepsiCo, Inc.	1,667	249,950
Procter & Gamble Co.(b)	3,028	516,032
		1,260,625
Energy - 2.0%
Targa Resources Corp.	1,911	383,098
Texas Pacific Land Corp.	176	233,198
		616,296
Financials - 6.1%
Allstate Corp.	3,077	637,154
Robinhood Markets, Inc. - Class A(a)(b)	7,966	331,545
Visa, Inc. - Class A	2,716	951,850
		1,920,549
Health Care - 12.8%
Amgen, Inc.	2,200	685,410
Cencora, Inc.	2,703	751,677
Eli Lilly & Co.	768	634,299
Intuitive Surgical, Inc.(a)	693	343,222
McKesson Corp.	1,037	697,891
UnitedHealth Group, Inc.	1,236	647,355
Vertex Pharmaceuticals, Inc.(a)	517	250,652
		4,010,506
Industrials - 3.9%
Honeywell International, Inc.	2,312	489,566
Howmet Aerospace, Inc.	1,785	231,568
RTX Corp.	3,755	497,387
		1,218,521
Information Technology - 33.7%(c)
Advanced Micro Devices, Inc.(a)(b)	3,656	375,617
Apple, Inc.(b)	12,461	2,767,962
Broadcom, Inc.	5,720	957,700
Cisco Systems, Inc.	2,578	159,088
Lam Research Corp.	3,505	254,814

	Shares	Value
Microsoft Corp.(b)	6,105	$2,291,756
NVIDIA Corp.(b)	26,476	2,869,469
Oracle Corp.(b)	2,401	335,684
Palo Alto Networks, Inc.(a)	1,301	222,003
QUALCOMM, Inc.	971	149,155
Salesforce, Inc.	434	116,468
		10,499,716
Materials - 1.4%
Linde PLC	975	453,999
TOTAL COMMON STOCKS (Cost $31,036,889)		30,025,138
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Real Estate - 1.5%
Equinix, Inc.	571	465,565
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $513,466)		465,565
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(d)	858,317	858,317
TOTAL SHORT-TERM INVESTMENTS (Cost $858,317)		858,317
TOTAL INVESTMENTS - 100.3% (Cost $32,408,672)		$31,349,020
Liabilities in Excess of Other Assets - (0.3)%		(112,939)
TOTAL NET ASSETS - 100.0%		$31,236,081

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

17

Amplify CWP Growth & Income ETF
Schedule of Written Options
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (1.2)%(a)(b)
Advanced Micro Devices, Inc., Expiration: 04/11/2025; Exercise Price: $113.00	$(174,658)	(17)	$(799)
Apple, Inc., Expiration: 04/04/2025; Exercise Price: $212.50	(555,325)	(25)	(25,813)
DoorDash, Inc., Expiration: 04/04/2025; Exercise Price: $185.00	(164,493)	(9)	(3,195)
Microsoft Corp., Expiration: 04/04/2025; Exercise Price: $380.00	(600,624)	(16)	(5,528)
NVIDIA Corp., Expiration: 04/04/2025; Exercise Price: $117.00	(671,956)	(62)	(2,015)
Oracle Corp., Expiration: 04/04/2025; Exercise Price: $146.00	(251,658)	(18)	(2,025)
Procter & Gamble Co., Expiration: 04/11/2025; Exercise Price: $162.50	(340,840)	(20)	(16,250)
Robinhood Markets, Inc., Expiration: 04/04/2025; Exercise Price: $45.50	(208,100)	(50)	(2,025)
ROBLOX Corp., Expiration: 04/11/2025; Exercise Price: $66.00	(157,383)	(27)	(472)
Spotify Technology SA, Expiration: 04/04/2025; Exercise Price: $610.00	(165,009)	(3)	(206)
Tesla, Inc., Expiration: 04/11/2025; Exercise Price: $317.50	(388,740)	(15)	(1,500)
XND, Expiration: 04/11/2025; Exercise Price: $180.00	0	(240)	(326,400)
Total Call Options			(386,228)
TOTAL WRITTEN OPTIONS (Premiums received $333,637)			$(386,228)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

18

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Communication Services - 6.4%
Tencent Holdings Ltd. - ADR	165,478	$10,564,116
Vodafone Group PLC - ADR	292,479	2,740,528
		13,304,644
Consumer Discretionary - 14.2%
Alibaba Group Holding Ltd. - ADR	22,535	2,979,803
BYD Co. Ltd. - ADR(a)	21,344	2,162,787
Coupang, Inc.(b)	162,230	3,557,704
Ferrari NV(c)	8,366	3,579,644
Flutter Entertainment PLC(b)(c)	20,461	4,533,135
InterContinental Hotels Group PLC - ADR(a)	15,378	1,685,275
MercadoLibre, Inc.(b)	1,518	2,961,421
On Holding AG - Class A(b)(c)	107,449	4,719,160
Sony Group Corp. - ADR	126,315	3,207,138
		29,386,067
Consumer Staples - 2.1%
Philip Morris International, Inc.	27,172	4,313,011
Energy - 10.8%
Cameco Corp.	72,445	2,981,836
Canadian Natural Resources Ltd.	151,179	4,656,313
Enbridge, Inc.	152,833	6,772,030
Petroleo Brasileiro SA - ADR	310,126	4,447,207
TotalEnergies SE - ADR	27,409	1,773,088
YPF SA - ADR(b)	47,747	1,673,055
		22,303,529
Financials - 21.5%
Banco Bilbao Vizcaya Argentaria SA - ADR	366,220	4,987,916
Banco Macro SA - ADR	34,382	2,596,185
Banco Santander SA - ADR	378,766	2,537,732
Bancolombia SA - ADR	137,088	5,510,938
Barclays PLC - ADR(a)	536,275	8,237,184
Futu Holdings Ltd. - ADR	19,109	1,955,806
Grupo Financiero Galicia SA - ADR	23,248	1,266,319
ICICI Bank Ltd. - ADR	72,277	2,278,171
Mitsubishi UFJ Financial Group, Inc. - ADR(a)(c)	469,373	6,397,554
NU Holdings Ltd. - Class A(b)(c)	196,605	2,013,235
Qifu Technology, Inc. - ADR	54,534	2,449,122
Sumitomo Mitsui Financial Group, Inc. - ADR(a)	271,808	4,202,152
		44,432,314
Health Care - 4.9%
AstraZeneca PLC - ADR	61,114	4,491,879
Novartis AG - ADR	51,460	5,736,761
		10,228,640

	Shares	Value
Industrials - 11.6%
Embraer SA - ADR(b)(c)	121,531	$5,614,732
Full Truck Alliance Co. Ltd. - ADR	343,239	4,383,162
RELX PLC - ADR	149,228	7,522,584
Siemens AG - ADR	56,035	6,465,318
		23,985,796
Information Technology - 9.9%
ASML Holding NV	4,254	2,818,828
Atlassian Corp. - Class A(b)(c)	10,927	2,318,818
SAP SE - ADR	28,241	7,581,014
Shopify, Inc. - Class A(b)(c)	15,041	1,436,115
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(c)	37,650	6,249,900
		20,404,675
Materials - 12.4%
Agnico Eagle Mines Ltd.	78,582	8,519,075
BASF SE - ADR	115,268	1,435,087
CRH PLC	48,991	4,309,738
Rio Tinto PLC - ADR	30,617	1,839,469
Southern Copper Corp.(c)	31,756	2,967,916
Wheaton Precious Metals Corp.(a)(c)	84,286	6,543,122
		25,614,407
Real Estate - 0.4%
IRSA Inversiones y Representaciones SA - ADR	68,696	886,178
Utilities - 1.0%
RWE AG - ADR	58,459	2,095,171
TOTAL COMMON STOCKS (Cost $178,330,893)		196,954,432
AFFILIATED EXCHANGE TRADED FUNDS - 1.0%
Amplify Samsung SOFR ETF(d)	20,032	2,007,206
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $2,009,007)		2,007,206
SHORT-TERM INVESTMENTS - 13.8%
Investments Purchased with Proceeds from Securities Lending - 10.8%
First American Government Obligations Fund - Class X, 4.28%(e)	22,305,606	22,305,606
Money Market Funds - 3.0%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(e)	6,216,613	6,216,613
TOTAL SHORT-TERM INVESTMENTS (Cost $28,522,219)		28,522,219

The accompanying notes are an integral part of these financial statements.

19

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
TOTAL INVESTMENTS - 110.0% (Cost $208,862,119)		$227,483,857
Liabilities in Excess of Other Assets - (10.0)%		(20,649,935)
TOTAL NET ASSETS - 100.0%		$206,833,922

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $21,482,351 which represented 10.4% of net assets.
(b)	Non-income producing security.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Written Options
March 31, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)%(a)(b)(c)
Atlassian Corp., Expiration: 04/17/2025; Exercise Price: $270.00	$(636,630)	(30)	$(1,425)
Embraer SA, Expiration: 04/17/2025; Exercise Price: $55.00	(1,155,000)	(250)	(3,750)
Ferrari NV, Expiration: 04/17/2025; Exercise Price: $480.00	(1,497,580)	(35)	(3,063)
Flutter Entertainment PLC, Expiration: 04/17/2025; Exercise Price: $270.00	(996,975)	(45)	(1,575)
Mitsubishi UFJ Financial Group, Inc.
Expiration: 04/17/2025; Exercise Price: $15.00	(817,800)	(600)	(4,500)
Expiration: 04/17/2025; Exercise Price: $12.50	(49,068)	(36)	(4,410)
NU Holdings Ltd.
Expiration: 04/04/2025; Exercise Price: $13.00	(256,000)	(250)	(250)
Expiration: 04/11/2025; Exercise Price: $13.00	(256,000)	(250)	(1,750)
On Holding AG
Expiration: 04/17/2025; Exercise Price: $55.00	(1,317,600)	(300)	(4,200)
Expiration: 04/17/2025; Exercise Price: $50.00	(1,317,600)	(300)	(9,000)
Shopify, Inc., Expiration: 04/17/2025; Exercise Price: $125.00	(381,920)	(40)	(280)
Southern Copper Corp., Expiration: 04/17/2025; Exercise Price: $110.00	(934,600)	(100)	(1,750)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 04/17/2025; Exercise Price: $205.00	(1,826,000)	(110)	(2,200)
Wheaton Precious Metals Corp., Expiration: 04/17/2025; Exercise Price: $80.00	(1,940,750)	(250)	(29,375)
Total Call Options			(67,528)
TOTAL WRITTEN OPTIONS (Premiums received $138,987)			$(67,528)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

21

Amplify Cybersecurity ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Industrials - 12.2%
General Dynamics Corp.	427,691	$116,580,013
Northrop Grumman Corp.	232,561	119,073,558
		235,653,571
Information Technology - 87.6%(a)
A10 Networks, Inc.	2,539,197	41,490,479
Broadcom, Inc.	889,316	148,898,178
Check Point Software Technologies, Ltd.(b)	393,203	89,618,828
Cisco Systems, Inc.	2,173,137	134,104,284
Cloudflare, Inc. - Class A(b)(c)	669,622	75,459,703
Crowdstrike Holdings, Inc. - Class A(b)(c)	301,137	106,174,883
CyberArk Software, Ltd.(b)	236,303	79,870,414
F5, Inc.(b)	281,418	74,933,171
Fastly, Inc. - Class A(b)	7,177,688	45,434,765
Fortinet, Inc.(b)	1,021,741	98,352,789
Gen Digital, Inc.	2,969,548	78,811,804
Okta, Inc.(b)	901,458	94,851,411
Palo Alto Networks, Inc.(b)	642,026	109,555,316
Qualys, Inc.(b)	499,084	62,849,648
Rapid7, Inc.(b)	1,880,084	49,841,027
Rubrik, Inc. - Class A(b)(c)	1,006,111	61,352,649
SentinelOne, Inc. - Class A(b)	3,378,778	61,426,184
Tenable Holdings, Inc.(b)	1,687,589	59,031,863
Trend Micro, Inc.	1,044,823	69,973,936
Varonis Systems, Inc.(b)	1,542,071	62,376,772
Zscaler, Inc.(b)	445,303	88,357,021
		1,692,765,125
TOTAL COMMON STOCKS (Cost $1,621,291,268)		1,928,418,696

	Units	Value
SHORT-TERM INVESTMENTS - 4.1%
Investments Purchased with Proceeds from Securities Lending - 3.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(d)	74,775,771	$74,775,771

	Shares
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(d)	4,025,211	4,025,211
TOTAL SHORT-TERM INVESTMENTS (Cost $78,800,982)		78,800,982
TOTAL INVESTMENTS - 103.9% (Cost $1,700,092,250)		$2,007,219,678
Liabilities in Excess of Other Assets - (3.9)%		(75,781,808)
TOTAL NET ASSETS - 100.0%		$1,931,437,870

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $72,141,581 which represented 3.7% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

AMPLIFY DIGITAL PAYMENTS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Financials - 93.8%(a)
Adyen NV(b)(c)(d)	7,082	$10,755,919
Affirm Holdings, Inc.(b)	193,017	8,722,438
American Express Co.	59,722	16,068,204
Block, Inc.(b)	193,583	10,517,364
Boku, Inc.(b)(c)(d)	433,469	900,799
Coinbase Global, Inc. - Class A(b)	56,213	9,681,565
Corpay, Inc.(b)	36,366	12,681,552
Dlocal Ltd.(b)	118,752	990,392
Euronet Worldwide, Inc.(b)	67,678	7,231,394
EVERTEC, Inc.	61,781	2,271,687
Fidelity National Information Services, Inc.	189,426	14,146,334
Fiserv, Inc.(b)	75,932	16,768,064
Flywire Corp.(b)	165,719	1,574,330
Global Payments, Inc.	128,237	12,556,967
GMO Payment Gateway, Inc.	74,146	3,928,935
Green Dot Corp. - Class A(b)	103,775	875,861
International Money Express, Inc.(b)	49,032	618,784
Marqeta, Inc. - Class A(b)	658,364	2,712,460
Mastercard, Inc. - Class A	31,645	17,345,257
Nexi SpA(b)(c)(d)	906,332	4,808,969
Pagseguro Digital Ltd. - Class A(b)	271,746	2,073,422
PayPal Holdings, Inc.(b)	235,382	15,358,676
PayPoint PLC	103,697	837,885
QIWI PLC - ADR(b)(e)(f)	235,051	0
Remitly Global, Inc.(b)	255,293	5,310,094
Shift4 Payments, Inc. - Class A(b)(f)	104,413	8,531,586
StoneCo Ltd. - Class A(b)	399,701	4,188,866
Toast, Inc. - Class A(b)	350,965	11,641,509
Visa, Inc. - Class A	50,618	17,739,584
Western Union Co.	464,007	4,909,194
WEX, Inc.(b)(f)	59,796	9,389,168
Wise PLC - Class A(b)	1,028,317	12,543,041
Worldline SA(b)(c)(d)	346,629	2,118,528
Zip Co. Ltd.(b)	2,186,181	2,193,333
		251,992,161
Information Technology - 6.1%
ACI Worldwide, Inc.(b)	147,532	8,071,476
NCR Voyix Corp.(b)	181,114	1,765,861
Q2 Holdings, Inc.(b)	81,391	6,512,094
		16,349,431
TOTAL COMMON STOCKS (Cost $316,383,065)		268,341,592
SHORT-TERM INVESTMENTS - 7.1%
Investments Purchased with Proceeds from Securities Lending - 6.9%
First American Government Obligations Fund - Class X, 4.28%(g)	18,595,277	18,595,277

	Shares	Value
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(g)	559,841	$559,841
TOTAL SHORT-TERM INVESTMENTS (Cost $19,155,118)		19,155,118
TOTAL INVESTMENTS - 107.0% (Cost $335,538,183)		$287,496,710
Liabilities in Excess of Other Assets - (7.0)%		(18,755,874)
TOTAL NET ASSETS - 100.0%		$268,740,836

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $18,584,215 or 6.9% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2025, the value of these securities total $18,584,215 or 6.9% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(f)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $17,969,247 which represented 6.7% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

23

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 5.7%
Cargurus, Inc.(a)	24,348	$709,257
Cars.com, Inc.(a)	32,684	368,349
Electronic Arts, Inc.	4,248	613,921
Eventbrite, Inc. - Class A(a)	102,463	216,197
Interpublic Group of Cos., Inc.	17,743	481,900
John Wiley & Sons, Inc. - Class A	14,965	666,840
Netflix, Inc.(a)	927	864,455
New York Times Co. - Class A	13,070	648,272
Omnicom Group, Inc.	5,896	488,837
Paramount Global - Class B	48,216	576,663
Take-Two Interactive Software, Inc.(a)	3,787	784,856
TEGNA, Inc.	38,267	697,225
T-Mobile US, Inc.	3,474	926,551
Verizon Communications, Inc.	14,010	635,494
		8,678,817
Consumer Discretionary - 12.0%
Asbury Automotive Group, Inc.(a)	2,384	526,483
Beazer Homes USA, Inc.(a)	17,120	349,077
Booking Holdings, Inc.	162	746,319
Burlington Stores, Inc.(a)	2,420	576,759
Carter’s, Inc.	6,820	278,938
Cheesecake Factory, Inc.(b)	15,812	769,412
Chegg, Inc.(a)	74,174	47,412
Chipotle Mexican Grill, Inc.(a)	9,659	484,978
Columbia Sportswear Co.	6,978	528,165
Crocs, Inc.(a)	3,905	414,711
Deckers Outdoor Corp.(a)	3,580	400,280
Denny’s Corporation(a)	62,667	229,988
Etsy, Inc.(a)	8,172	385,555
Floor & Decor Holdings, Inc. - Class A(a)	4,333	348,677
Frontdoor, Inc.(a)	17,249	662,707
Gentex Corp.	15,689	365,554
Gentherm, Inc.(a)	9,752	260,768
G-III Apparel Group Ltd.(a)	19,357	529,414
Haverty Furniture Cos., Inc.	17,129	337,784
Helen of Troy Ltd.(a)	4,873	260,657
iRobot Corp.(a)	64,097	173,062
La-Z-Boy, Inc.	15,136	591,666
LCI Industries	4,659	407,336
Lear Corp.	3,965	349,792
Levi Strauss & Co. - Class A	28,632	446,373
Lithia Motors, Inc.	1,875	550,388
Marriott Vacations Worldwide Corp.	5,356	344,069
Meritage Homes Corp.	6,464	458,168
Modine Manufacturing Co.(a)	5,900	452,825
Movado Group, Inc.	20,822	348,144
Planet Fitness, Inc. - Class A(a)	8,966	866,205
Ralph Lauren Corp.	3,022	667,076
Ross Stores, Inc.	3,850	491,992
Steven Madden Ltd.	13,424	357,615
Tesla, Inc.(a)	3,195	828,016

	Shares	Value
TJX Cos., Inc.	5,590	$680,862
Tri Pointe Homes, Inc.(a)	14,535	463,957
Valvoline, Inc.(a)	12,598	438,536
Wayfair, Inc. - Class A(a)	8,273	264,984
YETI Holdings, Inc.(a)	14,576	482,466
		18,167,170
Consumer Staples - 4.7%
Church & Dwight Co., Inc.	5,425	597,238
Coty, Inc. - Class A(a)	46,948	256,806
Edgewell Personal Care Co.	14,700	458,787
Estee Lauder Cos., Inc. - Class A	3,700	244,200
Ingredion, Inc.	4,873	658,878
Kimberly-Clark Corp.	4,422	628,897
Kroger Co.	9,979	675,479
Performance Food Group Co.(a)	7,525	591,691
Sprouts Farmers Market, Inc.(a)	8,716	1,330,410
SunOpta, Inc.(a)	81,788	397,490
Sysco Corp.	7,020	526,781
TreeHouse Foods, Inc.(a)	14,416	390,529
USANA Health Sciences, Inc.(a)	11,588	312,528
		7,069,714
Financials - 18.9%
Ally Financial, Inc.	14,133	515,431
Amerant Bancorp, Inc.	24,380	503,203
American Express Co.	2,482	667,782
Arthur J Gallagher & Co.	2,257	779,207
Associated Banc-Corp.	26,805	603,917
Atlantic Union Bankshares Corp.	16,302	507,644
Bank of Hawaii Corp.	9,264	638,938
Bank OZK	12,695	551,598
BankUnited, Inc.	20,582	708,844
BOK Financial Corp.	6,197	645,418
Brown & Brown, Inc.	6,439	801,012
Camden National Corp.	17,311	700,576
Cass Information Systems, Inc.	11,886	514,069
Cohen & Steers, Inc.	7,449	597,782
Columbia Banking System, Inc.	30,238	754,136
Comerica, Inc.	10,497	619,953
Commerce Bancshares, Inc.	11,192	696,478
Discover Financial Services	4,341	741,009
Essent Group Ltd.	9,578	552,842
First Busey Corp.	24,105	520,668
First Financial Bancorp	25,689	641,711
First Horizon Corp.	37,194	722,307
First Interstate BancSystem, Inc. - Class A	21,569	617,952
Global Payments, Inc.	4,228	414,006
Hamilton Lane, Inc. - Class A	5,020	746,323
Hancock Whitney Corp.	12,469	653,999
Huntington Bancshares, Inc.	41,203	618,457
Jack Henry & Associates, Inc.	3,265	596,189
KeyCorp	36,762	587,824

The accompanying notes are an integral part of these financial statements.

24

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
LPL Financial Holdings, Inc.	2,135	$698,444
Mastercard, Inc. - Class A	1,170	641,300
MSCI, Inc.	1,011	571,721
NMI Holdings, Inc. - Class A(a)	17,364	625,972
OneMain Holdings, Inc.	11,627	568,328
Pacific Premier Bancorp, Inc.	24,295	517,969
PayPal Holdings, Inc.(a)	8,383	546,991
PennyMac Financial Services, Inc.	6,215	622,184
Piper Sandler Cos.	2,870	710,784
Primerica, Inc.	2,243	638,201
Sandy Spring Bancorp, Inc.	25,018	699,253
Selective Insurance Group, Inc.	5,202	476,191
Visa, Inc. - Class A	2,024	709,331
Voya Financial, Inc.	7,725	523,446
W R Berkley Corp.	9,686	689,256
Webster Financial Corp.	11,308	582,927
Wintrust Financial Corp.	5,444	612,232
		28,653,805
Health Care - 13.8%
Agios Pharmaceuticals, Inc.(a)	19,218	563,087
Allogene Therapeutics, Inc.(a)	125,703	183,526
Alnylam Pharmaceuticals, Inc.(a)	3,761	1,015,545
Amgen, Inc.	2,018	628,708
AMN Healthcare Services, Inc.(a)	8,990	219,895
Arrowhead Pharmaceuticals, Inc.(a)	19,635	250,150
AtriCure, Inc.(a)	18,459	595,487
BioMarin Pharmaceutical, Inc.(a)	6,431	454,607
Bruker Corp.	5,990	250,023
Catalyst Pharmaceuticals, Inc.(a)	35,227	854,255
Cytokinetics, Inc.(a)	8,010	321,922
DexCom, Inc.(a)	4,049	276,506
Editas Medicine, Inc.(a)	75,674	87,782
Edwards Lifesciences Corp.(a)	5,877	425,965
Elanco Animal Health, Inc.(a)	34,490	362,145
Exact Sciences Corp.(a)	8,133	352,078
Exelixis, Inc.(a)	23,662	873,601
Glaukos Corp.(a)	5,956	586,190
Haemonetics Corp.(a)	6,581	418,223
IDEXX Laboratories, Inc.(a)	1,043	438,008
Insulet Corp.(a)	3,277	860,573
Integer Holdings Corp.(a)	4,814	568,100
Ionis Pharmaceuticals, Inc.(a)	12,954	390,822
Merck & Co., Inc.	4,322	387,943
Merit Medical Systems, Inc.(a)	7,415	783,840
Moderna, Inc.(a)	5,271	149,433
Neurocrine Biosciences, Inc.(a)	4,072	450,363
Nevro Corp.(a)	38,885	227,088
Pacira BioSciences, Inc.(a)	19,217	477,542
Penumbra, Inc.(a)	2,518	673,338
Pfizer, Inc.	21,231	537,994
Premier, Inc. - Class A	26,175	504,654
Protagonist Therapeutics, Inc.(a)	19,410	938,668

	Shares	Value
Repligen Corp.(a)	3,054	$388,591
ResMed, Inc.	2,856	639,316
Ultragenyx Pharmaceutical, Inc.(a)	12,027	435,498
United Therapeutics Corp.(a)	2,445	753,720
Veeva Systems, Inc. - Class A(a)	2,426	561,934
Veracyte, Inc.(a)	25,339	751,301
Vertex Pharmaceuticals, Inc.(a)	1,344	651,598
Zoetis, Inc.	3,346	550,919
		20,840,938
Industrials - 12.9%
A.O. Smith Corp.	6,353	415,232
AAON, Inc.	6,390	499,251
Alamo Group, Inc.	2,475	441,070
Atkore, Inc.	2,978	178,650
Bloom Energy Corp. - Class A(a)	49,993	982,862
Brady Corp. - Class A	9,541	673,976
CSG Systems International, Inc.	11,047	668,012
Dayforce, Inc.(a)	8,481	494,697
Franklin Covey Co.(a)	14,302	395,021
Franklin Electric Co., Inc.	5,293	496,907
HNI Corp.	12,678	562,269
Illinois Tool Works, Inc.	2,122	526,277
JBT Marel Corp.	5,370	656,214
Kelly Services, Inc. - Class A	22,704	299,012
Lennox International, Inc.	1,155	647,759
Liquidity Services, Inc.(a)	30,190	936,192
Matson, Inc.	5,031	644,823
MSA Safety, Inc.	2,924	428,922
MYR Group, Inc.(a)	3,179	359,513
NORDSON Corp.	2,062	415,947
Paychex, Inc.	4,669	720,333
Paycom Software, Inc.	2,838	620,046
Plug Power, Inc.(a)(b)	163,226	220,355
Resideo Technologies, Inc.(a)	25,045	443,297
Robert Half, Inc.	7,251	395,542
Rockwell Automation, Inc.	1,954	504,875
Rush Enterprises, Inc. - Class A	10,589	565,558
SiteOne Landscape Supply, Inc.(a)	3,218	390,794
SS&C Technologies Holdings, Inc.	8,806	735,565
Steelcase, Inc. - Class A	43,648	478,382
Thermon Group Holdings, Inc.(a)	17,161	477,934
TPI Composites, Inc.(a)(b)	192,952	155,519
Trex Co., Inc.(a)	5,630	327,103
United Rentals, Inc.	784	491,333
Verisk Analytics, Inc.	2,393	712,205
Watts Water Technologies, Inc. - Class A	2,658	542,019
WW Grainger, Inc.	555	548,246
Xylem, Inc.	4,381	523,354
		19,575,066
Information Technology - 23.5%
A10 Networks, Inc.	41,442	677,162
Adobe, Inc.(a)	1,115	427,636
Advanced Micro Devices, Inc.(a)	3,112	319,727

The accompanying notes are an integral part of these financial statements.

25

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Amkor Technology, Inc.	17,712	$319,879
Analog Devices, Inc.	2,872	579,196
Ansys, Inc.(a)	1,618	512,194
Apple, Inc.	3,288	730,363
Applied Materials, Inc.	2,741	397,774
Arista Networks, Inc.(a)	7,747	600,238
Autodesk, Inc.(a)	2,159	565,226
Badger Meter, Inc.	3,486	663,212
BlackLine, Inc.(a)	8,694	420,964
Box, Inc. - Class A(a)	19,828	611,892
Cadence Design System, Inc.(a)	1,806	459,320
CDW Corp.	2,214	354,816
Cisco Systems, Inc.	11,435	705,654
Cognex Corp.	13,310	397,037
Cohu, Inc.(a)	16,847	247,819
CTS Corp.	12,031	499,888
Datadog, Inc. - Class A(a)	4,544	450,810
Docusign, Inc.(a)	9,430	767,602
Dropbox, Inc. - Class A(a)	23,107	617,188
Dynatrace, Inc.(a)	12,092	570,138
Enphase Energy, Inc.(a)	4,643	288,098
Entegris, Inc.	4,007	350,532
EPAM Systems, Inc.(a)	2,035	343,589
Extreme Networks, Inc.(a)	48,691	644,182
F5, Inc.(a)	2,964	789,224
Gartner, Inc.(a)	1,179	494,873
GoDaddy, Inc. - Class A(a)	4,732	852,423
HubSpot, Inc.(a)	897	512,447
InterDigital, Inc.	5,329	1,101,771
Intuit, Inc.	871	534,785
IPG Photonics Corp.(a)	6,193	391,026
KLA Corp.	811	551,318
Lam Research Corp.	5,827	423,623
Lattice Semiconductor Corp.(a)	7,179	376,539
Littelfuse, Inc.	2,335	459,388
Lumentum Holdings, Inc.(a)	11,870	739,976
MaxLinear, Inc.(a)	30,076	326,625
Microsoft Corp.	1,343	504,149
MKS Instruments, Inc.	4,244	340,157
MongoDB, Inc.(a)	1,567	274,852
Monolithic Power Systems, Inc.	832	482,543
NetApp, Inc.	5,402	474,512
NetScout Systems, Inc.(a)	25,711	540,188
Novanta, Inc.(a)	3,214	410,974
Nutanix, Inc. - Class A(a)	9,098	635,131
NVIDIA Corp.	6,215	673,582
Okta, Inc.(a)	5,369	564,926
Power Integrations, Inc.	7,917	399,809
PTC, Inc.(a)	2,972	460,511
Pure Storage, Inc. - Class A(a)	10,801	478,160
Qualcomm, Inc.	3,370	517,666
Rambus, Inc.(a)	9,084	470,324

	Shares	Value
Rogers Corp.(a)	4,731	$319,484
Salesforce, Inc.	1,871	502,102
ScanSource, Inc.(a)	12,751	433,662
ServiceNow, Inc.(a)	738	587,551
Teradyne, Inc.	4,992	412,339
Texas Instruments, Inc.	3,288	590,854
Trimble, Inc.(a)	8,726	572,862
Twilio, Inc. - Class A(a)	9,185	899,303
Universal Display Corp.	3,354	467,816
VeriSign, Inc.(a)	2,969	753,740
Workday, Inc. - Class A(a)	2,062	481,539
Zoom Communications, Inc. - Class A(a)	8,590	633,684
Zscaler, Inc.(a)	2,915	578,394
		35,536,968
Materials - 2.4%
AptarGroup, Inc.	3,935	583,875
Balchem Corp.	3,638	603,908
Berry Global Group, Inc.	9,397	656,005
Element Solutions, Inc.	22,669	512,546
Greif, Inc. - Class B	8,282	490,957
Kronos Worldwide, Inc.	48,399	362,024
Magnera Corp.(a)	2,548	46,272
Stepan Co.	6,326	348,183
		3,603,770
Utilities - 1.8%
American States Water Co.	7,899	621,493
American Water Works Co., Inc.	4,671	689,066
California Water Service Group	12,745	617,622
Middlesex Water Co.	10,869	696,703
Sunnova Energy International, Inc.(a)(b)	91,599	34,075
		2,658,959
TOTAL COMMON STOCKS (Cost $149,036,050)		144,785,207
REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.0%
Financials - 0.8%
AGNC Investment Corp.(b)	62,323	597,054
HA Sustainable Infrastructure Capital, Inc.	20,364	595,444
		1,192,498
Real Estate - 3.2%
American Assets Trust, Inc.	26,770	539,148
Apple Hospitality REIT, Inc.	35,802	462,204
Easterly Government Properties, Inc.	51,832	549,419
Essential Properties Realty Trust, Inc.	21,490	701,434
Hudson Pacific Properties, Inc.	87,735	258,818
Prologis, Inc.	4,390	490,758
Rexford Industrial Realty, Inc.	11,391	445,958
Ryman Hospitality Properties, Inc.	4,970	454,457

The accompanying notes are an integral part of these financial statements.

26

AMPLIFY ETHO CLIMATE LEADERSHIP U.S. ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
Real Estate - (Continued)
Sunstone Hotel Investors, Inc.	51,296	$482,695
Xenia Hotels & Resorts, Inc.	38,085	447,879
		4,832,770
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,858,704)		6,025,268
SHORT-TERM INVESTMENTS - 1.5%
Investments Purchased with Proceeds from Securities Lending - 1.3%
First American Government Obligations Fund - Class X, 4.28%(c)	1,880,521	1,880,521
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(c)	328,884	328,884
TOTAL SHORT-TERM INVESTMENTS (Cost $2,209,405)		2,209,405
TOTAL INVESTMENTS - 101.2% (Cost $158,104,159)		$153,019,880
Liabilities in Excess of Other Assets - (1.2)%		(1,828,873)
TOTAL NET ASSETS - 100.0%		$151,191,007

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $1,722,479 which represented 1.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

27

AMPLIFY HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Equity - 41.9%
abrdn Global Premier Properties Fund	2,277,012	$8,834,807
abrdn Healthcare Investors	1,008,526	16,378,462
abrdn Healthcare Opportunities Fund(a)	926,739	19,127,893
abrdn Life Sciences Investors	746,921	9,478,427
abrdn World Healthcare Fund(a)	1,035,682	11,941,413
Adams Diversified Equity Fund, Inc.	235,377	4,469,809
Adams Natural Resources Fund, Inc.	205,867	4,695,826
BlackRock ESG Capital Allocation Term Trust	1,054,779	16,633,865
BlackRock Health Sciences Term Trust	1,122,813	16,729,914
BlackRock Resources & Commodities Strategy Trust	565,399	5,275,173
BlackRock Science and Technology Term Trust(a)	794,684	14,097,694
BlackRock Technology and Private Equity Term Trust	2,183,759	13,670,331
Clough Global Opportunities Fund	610,594	2,985,805
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	572,635	4,724,239
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	587,673	4,783,658
India Fund, Inc.	972,936	15,343,201
Liberty All-Star Equity Fund	767,336	5,026,051
Morgan Stanley India Investment Fund, Inc.	131,339	3,203,358
Neuberger Berman Next Generation Connectivity Fund, Inc.	361,950	4,433,888
Nuveen Real Asset Income and Growth Fund	729,760	9,443,094
NYLI CBRE Global Infrastructure Megatrends Term Fund(a)	1,283,490	17,083,252
Royce Small-Cap Trust, Inc.	315,029	4,486,013
Tortoise Energy Infrastructure Corp.	115,265	4,962,158
Virtus Dividend Interest & Premium Strategy Fund	381,483	4,627,389
Virtus Total Return Fund, Inc.	771,404	4,605,282
		227,041,002
Fixed Income - 57.1%
Aberdeen Asia-Pacific Income Fund, Inc.	1,056,015	16,579,436
abrdn Global Dynamic Dividend Fund	661,845	6,591,976
abrdn Global Infrastructure Income Fund	770,421	14,168,042
abrdn Income Credit Strategies Fund	2,892,469	17,036,642
abrdn Total Dynamic Dividend Fund	1,967,001	16,503,138
Advent Convertible and Income Fund(a)	1,175,128	13,549,226
BlackRock Capital Allocation Term Trust	1,136,511	16,365,759
BlackRock Credit Allocation Income Trust	477,029	5,113,751

	Shares	Value
BlackRock Enhanced Equity Dividend Trust	596,153	$5,126,916
Brookfield Real Assets Income Fund, Inc.	366,141	4,818,416
Calamos Long/Short Equity & Dynamic Income Trust(a)	256,888	3,997,177
CBRE Global Real Estate Income Fund(a)	3,587,307	18,510,504
DoubleLine Income Solutions Fund(a)	431,082	5,435,944
Eaton Vance Ltd. Duration Income Fund	514,494	5,134,650
First Trust High Yield Opportunities 2027 Term Fund	352,213	5,089,478
First Trust Senior Floating Rate Income Fund II	358,963	3,639,885
Franklin Ltd. Duration Income Trust	1,075,486	6,947,640
Invesco Senior Income Trust(a)	4,081,387	15,305,201
KKR Income Opportunities Fund	347,991	4,276,809
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,715,659	8,063,597
Nuveen Core Plus Impact Fund(a)	765,380	8,181,912
Nuveen Credit Strategies Income Fund	915,050	4,922,969
Nuveen Floating Rate Income Fund	2,024,724	17,149,412
Nuveen Multi-Asset Income Fund	889,704	10,694,242
Nuveen Preferred & Income Opportunities Fund(a)	673,102	5,357,892
Nuveen Variable Rate Preferred & Income Fund	268,161	5,033,382
PGIM Global High Yield Fund, Inc.	409,712	5,498,335
RiverNorth Opportunities Fund, Inc.	571,025	6,732,385
Virtus Convertible & Income Fund	601,375	7,775,779
Virtus Convertible & Income Fund II(a)	268,327	3,101,860
Voya Global Equity Dividend and Premium Opportunity Fund	913,492	5,270,849
Western Asset Diversified Income Fund	1,215,894	17,569,668
Western Asset Emerging Markets Debt Fund, Inc.	502,460	4,969,329
Western Asset High Income Fund II, Inc.	2,396,505	10,017,391
Western Asset High Income Opportunity Fund, Inc.(a)	1,192,243	4,745,127
		309,274,719
TOTAL INVESTMENT COMPANIES (Cost $562,162,092)		536,315,721
RIGHTS - 0.0%(b)
Fixed Income - 0.0%(b)
Nuveen Credit Strategies Income Fund, Expires 04/30/2025, Exercise Price $5.24(c)	915,050	27,452
TOTAL RIGHTS (Cost $0)		27,452

The accompanying notes are an integral part of these financial statements.

28

AMPLIFY HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Investments Purchased with Proceeds from Securities Lending - 1.4%
First American Government Obligations Fund - Class X, 4.28%(d)	7,538,152	$7,538,152
Money Market Funds - 0.6%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(d)	3,532,964	3,532,964
TOTAL SHORT-TERM INVESTMENTS (Cost $11,071,116)		11,071,116
TOTAL INVESTMENTS - 101.0% (Cost $573,233,208)		$547,414,289
Liabilities in Excess of Other Assets - (1.0)%		(5,478,027)
TOTAL NET ASSETS - 100.0%		$541,936,262

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $7,282,278 which represented 1.3% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

29

AMPLIFY JUNIOR SILVER MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Materials - 99.8%(a)
AbraSilver Resource Corp.(b)	2,157,802	$4,752,637
Adriatic Metals PLC(b)	4,986,319	12,863,911
Aftermath Silver Ltd.(b)	4,307,823	1,466,620
Americas Gold & Silver Corp.(b)	3,570,211	1,882,215
Andean Precious Metals Corp.(b)	1,226,424	1,371,925
Artemis Gold, Inc.(b)	2,139,554	25,435,309
Avino Silver & Gold Mines Ltd.(b)	3,324,424	6,116,940
Aya Gold & Silver, Inc.(b)	4,106,446	31,727,413
Boliden AB	377,336	12,294,758
Chesapeake Gold Corp.(b)	299,497	208,092
Cia de Minas Buenaventura SAA - ADR	2,547,115	39,811,407
Coeur Mining, Inc.(b)	13,351,716	79,042,159
Copper Fox Metals, Inc.(b)	2,036,827	375,028
Dolly Varden Silver Corp.(b)	3,300,176	2,384,702
Endeavour Silver Corp.(b)	14,294,109	61,035,845
Falco Resources Ltd.(b)	2,815,121	420,532
First Majestic Silver Corp.	17,482,044	116,954,874
First Mining Gold Corp.(b)(c)	14,063,762	1,319,165
Fortuna Mining Corp.(b)	8,332,280	50,826,908
Franco-Nevada Corp.	227,436	35,834,816
Fresnillo PLC	574,673	6,942,896
GoGold Resources, Inc.(b)	4,906,008	5,931,182
Guanajuato Silver Co. Ltd.(b)	6,621,863	805,160
Hecla Mining Co.	17,543,542	97,542,094
Hochschild Mining PLC(b)	6,222,302	21,243,241
Hycroft Mining Holding Corp.(b)	842,846	2,730,821
IMPACT Silver Corp.(b)	3,587,207	473,559
Industrias Penoles SAB de CV(b)	2,146,789	39,929,913
KGHM Polska Miedz SA	1,258,508	40,711,663
Kingsgate Consolidated, Ltd.(b)	1,922,199	1,808,706
MAG Silver Corp.(b)	2,573,338	39,320,605
Manuka Resources Ltd.(b)	6,199,391	115,895
McEwen Mining, Inc.(b)	814,222	6,147,376
Osisko Gold Royalties Ltd.	2,006,897	42,385,665
Pan American Silver Corp.	1,117,596	28,867,505
Panoro Minerals Ltd.(b)	1,811,904	490,980
Paramount Gold Nevada Corp.(b)	895,922	331,491
Royal Gold, Inc.	106,552	17,422,317
Santacruz Silver Mining Ltd.(b)	3,831,745	1,437,653
Seabridge Gold, Inc.(b)	3,198,228	37,323,321
Sierra Metals, Inc.(b)	805,985	431,203
Silver Mines Ltd.(b)	50,463,211	3,301,846
Silvercorp Metals, Inc.(c)	9,218,151	35,674,244
Skeena Resources Ltd.(b)	1,835,561	18,505,465
Sombrero Resources, Inc.(b)	585,867	50,598
SSR Mining, Inc.(b)	3,269,917	32,797,268
Trevali Mining Corp.(b)(d)	967,999	0(e)
Trilogy Metals, Inc.(b)	5,502,139	8,528,315
Triple Flag Precious Metals Corp.	2,006,146	38,417,696
Tudor Gold Corp. - Class A(b)	2,722,759	1,191,828

	Shares	Value
Volcan Cia Minera SAA(b)	14,566,849	$835,289
Western Copper & Gold Corp.(b)(c)	3,155,704	3,581,724
Wheaton Precious Metals Corp.(c)	972,859	75,523,044
		1,096,925,819
TOTAL COMMON STOCKS (Cost $891,225,336)		1,096,925,819
SHORT-TERM INVESTMENTS - 1.3%
Investments Purchased with Proceeds from Securities Lending - 1.1%
First American Government Obligations Fund - Class X, 4.27%(f)	11,973,710	11,973,710
Money Market Funds - 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(f)	2,507,657	2,507,657
TOTAL SHORT-TERM INVESTMENTS (Cost $14,481,366)		14,481,367
TOTAL INVESTMENTS - 101.1% (Cost $905,706,702)		$1,111,407,186
Liabilities in Excess of Other Assets - (1.1)%		(12,465,527)
TOTAL NET ASSETS - 100.0%		$1,098,941,659

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $11,500,478 which represented 1.0% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(e)	Rounds to zero.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

30

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 23.1%
BYD Co. Ltd. - Class H	76,966	$3,885,168
Li Auto, Inc. - ADR(a)(b)	45,893	1,156,504
Lucid Group, Inc.(a)(b)	209,255	506,397
NIO, Inc. - ADR(a)(b)	174,884	666,308
QuantumScape Corp.(a)(b)	163,961	682,078
Rivian Automotive, Inc. - Class A(a)(b)	60,266	750,312
Tesla, Inc.(a)	8,462	2,193,012
Vinfast Auto Ltd.(a)(b)	135,018	429,357
XPeng, Inc. - ADR(a)(b)	52,150	1,080,548
Yadea Group Holdings Ltd.(c)(d)	350,010	679,199
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)(d)	137,217	886,101
		12,914,984
Industrials - 15.5%
Advanced Energy Solution Holding Co. Ltd.	26,360	661,332
Bloom Energy Corp. - Class A(a)	38,451	755,947
Contemporary Amperex Technology Co. Ltd. - Class A	115,008	4,011,490
Ecopro BM Co. Ltd.(a)	10,572	690,680
Ecopro Materials Co. Ltd.(a)	16,655	653,758
EnerSys	9,497	869,735
LG Energy Solution Ltd.(a)	4,617	1,048,820
		8,691,762
Information Technology - 7.4%
NAURA Technology Group Co. Ltd. - Class A	31,652	1,815,744
Samsung SDI Co. Ltd.	7,102	909,152
TDK Corp.	135,751	1,399,234
		4,124,130
Materials - 53.5%(e)
Albemarle Corp.	13,722	988,259
Amman Mineral Internasional PT(a)	2,175,711	706,186
Antofagasta PLC	47,482	1,023,377
BHP Group Ltd.	163,562	3,904,116
Capstone Copper Corp.(a)	151,281	778,981
China Nonferrous Mining Corp. Ltd.	1,219,076	880,454
First Quantum Minerals Ltd.(a)	81,088	1,090,339
Freeport-McMoRan, Inc.	70,620	2,673,673
Ganfeng Lithium Group Co. Ltd. - Class H(c)(d)	372,554	1,007,815
GMK Norilskiy Nickel PAO - ADR(a)(f)	182,937	0
Grupo Mexico SAB de CV - Class B	376,485	1,880,907
Hudbay Minerals, Inc.	99,313	753,786
IGO Ltd.	263,124	651,077
Ivanhoe Mines Ltd. - Class A(a)	93,998	798,204
Jiangxi Copper Co. Ltd. - Class H	574,757	1,008,961
Johnson Matthey PLC	48,777	834,226
Leo Lithium Ltd.(f)	742,011	0
Lundin Mining Corp.	117,373	951,023
Merdeka Battery Materials Tbk PT(a)	33,424,883	605,523

	Shares	Value
Mineral Resources Ltd.(a)	40,646	$608,783
MMG Ltd.(a)	2,481,792	854,751
MP Materials Corp.(a)	36,782	897,849
Pilbara Minerals Ltd.(a)	609,300	641,517
Resonac Holdings Corp.	37,825	747,976
Sandfire Resources Ltd.(a)	137,470	889,907
Sociedad Quimica y Minera de Chile SA - ADR(b)	25,815	1,025,630
South32 Ltd.	511,063	1,028,270
Sumitomo Metal Mining Co. Ltd.	41,309	893,711
Tianqi Lithium Corp. - Class H	317,633	991,908
Umicore SA	81,255	839,075
		29,956,284
TOTAL COMMON STOCKS (Cost $73,479,604)		55,687,160
SHORT-TERM INVESTMENTS - 8.8%
Investments Purchased with Proceeds from Securities Lending - 8.5%
First American Government Obligations Fund - Class X, 4.28%(g)	4,796,232	4,796,232
Money Market Funds - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(g)	156,051	156,051
TOTAL SHORT-TERM INVESTMENTS (Cost $4,952,283)		4,952,283
TOTAL INVESTMENTS - 108.3% (Cost $78,431,887)		$60,639,443
Liabilities in Excess of Other Assets - (8.3)%		(4,659,481)
TOTAL NET ASSETS - 100.0%		$55,979,962

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $4,596,399 which represented 8.2% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $2,573,115 or 4.6% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2025, the value of these securities total $2,573,115 or 4.6% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

31

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)
(e)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

32

AMPLIFY NATURAL RESOURCES DIVIDEND INCOME ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Coal & Consumable Fuels - 3.3%
Alliance Resource Partners LP	16,040	$437,571
Commodity Chemicals - 7.4%
Dow, Inc.	10,371	362,155
LyondellBasell Industries NV - Class A	5,568	391,987
Tronox Holdings PLC	30,970	218,029
		972,171
Diversified Chemicals - 4.1%
Chemours Co.	15,743	213,003
Huntsman Corp.	20,150	318,168
		531,171
Gold - 3.7%
B2Gold Corp.(a)	170,017	484,549
Integrated Oil & Gas - 9.2%
BP PLC - ADR	8,641	291,979
Eni SpA - ADR(a)	7,957	246,110
Petroleo Brasileiro SA - ADR	46,382	665,118
		1,203,207
Oil & Gas Drilling - 1.5%
Noble Corp. PLC	8,016	189,979
Oil & Gas Equipment & Services - 2.9%
USA Compression Partners LP	14,011	378,017
Oil & Gas Exploration & Production - 16.1%
Black Stone Minerals LP	28,383	433,408
Canadian Natural Resources Ltd.	7,026	216,401
Dorchester Minerals LP	16,835	506,397
Kimbell Royalty Partners LP	28,803	403,242
Sitio Royalties Corp. - Class A	10,880	216,186
Veren, Inc.	48,399	320,401
		2,096,035
Oil & Gas Refining & Marketing - 8.8%
CVR Energy, Inc.	21,160	410,504
Delek US Holdings, Inc.	13,377	201,591
HF Sinclair Corp.	7,059	232,100
Sunoco LP	5,161	299,648
		1,143,843
Oil & Gas Storage & Transportation - 39.2%(b)
Antero Midstream Corp.	14,622	263,196
Cheniere Energy Partners LP	3,745	247,320
Delek Logistics Partners LP	9,856	426,371
Enbridge, Inc.	5,774	255,846
Energy Transfer LP	13,214	245,648
Enterprise Products Partners LP	8,263	282,099
FLEX LNG Ltd.(a)	20,711	476,146
Genesis Energy LP	26,764	419,927
Global Partners LP	4,808	256,651
Hess Midstream LP - Class A	7,285	308,083

	Shares	Value
MPLX LP	6,274	$335,784
Pembina Pipeline Corp.	6,212	248,666
Plains All American Pipeline LP	15,816	316,320
Plains GP Holdings LP	14,094	301,048
South Bow Corp.(a)	14,437	368,432
Western Midstream Partners LP	8,753	358,523
		5,110,060
Steel - 3.0%
Gerdau SA - ADR	136,960	388,967
TOTAL COMMON STOCKS (Cost $12,933,570)		12,935,570
SHORT-TERM INVESTMENTS - 8.5%
Investments Purchased with Proceeds from Securities Lending - 7.9%
First American Government Obligations Fund - Class X, 4.28%(c)	1,031,643	1,031,643
Money Market Funds - 0.6%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(c)	79,846	79,846
TOTAL SHORT-TERM INVESTMENTS (Cost $1,111,489)		1,111,489
TOTAL INVESTMENTS - 107.7% (Cost $14,045,059)		$14,047,059
Liabilities in Excess of Other Assets - (7.7)%		(1,008,754)
TOTAL NET ASSETS - 100.0%		$13,038,305

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $995,363 which represented 7.6% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

33

AMPLIFY ONLINE RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Omnichannel - 10.3%
Apple, Inc.	4,431	$984,258
Best Buy Co., Inc.	11,033	812,139
CarMax, Inc.(a)	12,823	999,168
Dick’s Sporting Goods, Inc.	5,054	1,018,684
Gap, Inc.	45,839	944,742
H & M Hennes & Mauritz AB - Class B	18,305	240,268
Home Depot, Inc.	2,542	931,618
Industria de Diseno Textil SA	4,890	242,189
Kohl’s Corp.(b)	55,541	454,325
Lululemon Athletica, Inc.(a)	3,152	892,205
Macy’s, Inc.	61,305	769,991
Next PLC	2,125	304,046
NIKE, Inc. - Class B	13,098	831,461
Nordstrom, Inc.	43,707	1,068,636
Tapestry, Inc.	19,825	1,395,878
Target Corp.	6,697	698,899
Ulta Beauty, Inc.(a)	2,548	933,944
Walmart, Inc.	11,824	1,038,029
Williams-Sonoma, Inc.	7,619	1,204,564
		15,765,044
Online Marketplace - 42.9%(c)
Affirm Holdings, Inc.(a)	83,604	3,778,065
Alibaba Group Holding Ltd.	108,200	1,780,086
BigCommerce Holdings, Inc.(a)	734,650	4,231,584
Copart, Inc.(a)	75,400	4,266,886
Coupang, Inc.(a)	54,674	1,199,001
Delivery Hero SE(a)(d)(e)	31,786	754,349
DoorDash, Inc. - Class A(a)	24,641	4,503,636
Etsy, Inc.(a)	78,751	3,715,472
Fiverr International Ltd.(a)	44,421	1,051,889
Global-e Online Ltd.(a)	33,059	1,178,553
JD.com, Inc. - Class A	67,200	1,388,862
KE Holdings, Inc. - ADR	58,345	1,172,151
Liquidity Services, Inc.(a)	174,172	5,401,074
Lyft, Inc. - Class A(a)	290,291	3,445,754
Maplebear, Inc.(a)	87,563	3,492,888
Meituan - Class B(a)(d)(e)	54,100	1,083,349
MercadoLibre, Inc.(a)	621	1,211,490
Mercari, Inc.(a)	111,300	1,752,785
Ozon Holdings PLC - ADR(a)(b)(f)	106,678	0
PayPal Holdings, Inc.(a)	51,349	3,350,522
PDD Holdings, Inc. - ADR(a)	10,883	1,288,003
Prosus NV	31,453	1,446,515
Rakuten Group, Inc.(a)	217,200	1,236,474
Sea Ltd. - ADR(a)	13,760	1,795,542
Shopify, Inc. - Class A(a)	16,016	1,529,208
Silicon2 Co. Ltd.(a)	44,141	732,936
Uber Technologies, Inc.(a)	56,215	4,095,825
Upwork, Inc.(a)	286,706	3,741,513
VTEX - Class A(a)	195,257	989,953
		65,614,365

	Shares	Value
Online Retail - 34.3%(c)
1-800-Flowers.com, Inc. - Class A(a)(b)	473,402	$2,793,072
Allegro.eu SA(a)(d)(e)	153,065	1,233,835
Amazon.com, Inc.(a)	20,187	3,840,779
ASKUL Corp.	106,700	1,087,407
Carvana Co.(a)	17,495	3,657,855
Chewy, Inc. - Class A(a)	140,509	4,567,947
DocMorris AG(a)(b)	34,382	669,181
eBay, Inc.	68,440	4,635,441
Figs, Inc. - Class A(a)(b)	652,130	2,993,277
Fitell Corp.(a)(b)	41,963	23,919
HelloFresh SE(a)	119,703	1,005,208
Hims & Hers Health, Inc.(a)	178,488	5,274,320
MSC Industrial Direct Co., Inc. - Class A	47,078	3,656,548
Redcare Pharmacy NV(a)(d)(e)	8,376	1,074,878
Revolve Group, Inc.(a)	125,608	2,699,316
Shutterstock, Inc.(b)	120,922	2,252,777
Spotify Technology SA(a)	3,357	1,846,451
Temple & Webster Group Ltd.(a)	169,134	1,743,247
Vipshop Holdings Ltd. - ADR	89,383	1,401,525
Wayfair, Inc. - Class A(a)	103,392	3,311,646
Zalando SE(a)(d)(e)	46,834	1,606,749
ZOZO, Inc.	124,200	1,190,174
		52,565,552
Online Travel - 12.4%
Airbnb, Inc. - Class A(a)	29,667	3,544,020
Booking Holdings, Inc.	837	3,855,984
Despegar.com Corp.(a)(b)	87,474	1,643,636
Expedia Group, Inc.	24,327	4,089,369
MakeMyTrip Ltd.(a)	11,568	1,133,548
Trip.com Group Ltd.	19,550	1,241,804
TripAdvisor, Inc.(a)	240,102	3,402,245
		18,910,606
TOTAL COMMON STOCKS (Cost $185,184,740)		152,855,567
SHORT-TERM INVESTMENTS - 3.1%
Investments Purchased with Proceeds from Securities Lending - 3.0%
First American Government Obligations Fund - Class X, 4.28%(g)	4,591,961	4,591,961
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(g)	153,727	153,727
TOTAL SHORT-TERM INVESTMENTS (Cost $4,745,688)		4,745,688
TOTAL INVESTMENTS - 103.0% (Cost $189,930,428)		$157,601,255
Liabilities in Excess of Other Assets - (3.0)%		(4,615,001)
TOTAL NET ASSETS - 100.0%		$152,986,254

The accompanying notes are an integral part of these financial statements.

34

AMPLIFY ONLINE RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $3,214,563 which represented 2.1% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $5,753,160 or 3.8% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2025, the value of these securities total $5,753,160 or 3.8% of the Fund’s net assets.

(f)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

35

AMPLIFY SAMSUNG SOFR ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 100.0%
Money Market Funds - 0.0%(a)
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(b)	50,126	$50,126

	Par
Repurchase Agreements - 100.0%
Buckler Securities, LLC, 4.45%, dated 03/31/2025, due 04/01/2025, repurchase price $120,014,833 (collateralized by U.S. Treasury Notes: total value 120,014,833)	$120,000,000	120,000,000
Clear Street LLC, 4.45%, dated 03/31/2025, due 04/01/2025, repurchase price $84,401,992 (collateralized by U.S. Treasury Notes: total value 84,241,078)	84,391,560	84,391,560
Curvature Securities, LLC, 4.45%, dated 03/31/2025, due 04/01/2025, repurchase price $80,008,955 (collateralized by U.S. Treasury Notes: total value 79,335,840)	79,999,066	79,999,066
		284,390,626
TOTAL SHORT-TERM INVESTMENTS (Cost $284,440,752)		284,440,752
TOTAL INVESTMENTS - 100.0% (Cost $284,440,752)		$284,440,752
Liabilities in Excess of Other Assets - (0.0)%(c)		(11,838)
TOTAL NET ASSETS - 100.0%		$284,428,914

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

36

AMPLIFY SEYMOUR CANNABIS ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 21.6%
Consumer Discretionary - 1.2%
GrowGeneration Corp.(a)	802,985	$867,224
Consumer Staples - 0.1%
Village Farms International, Inc.(a)	75,969	45,954
Financials - 0.7%
Chicago Atlantic BDC, Inc.	43,225	488,442
Health Care - 15.3%
Aleafia Health, Inc.(a)(b)	80,872	0
Charlotte’s Web Holdings, Inc.(a)(c)	756,567	68,346
Clever Leaves Holdings, Inc.(a)	5,249	1
Cronos Group, Inc.(a)	185,760	336,225
Curaleaf Holdings, Inc.(a)	6,121,607	5,657,717
Organigram Holdings, Inc.(a)	174,195	175,937
SNDL, Inc.(a)	225,627	318,134
TerrAscend Corp.(a)	7,290,811	3,445,156
Tilray Brands, Inc.(a)(c)	960,879	631,778
		10,633,294
Industrials - 0.0%(d)
Hydrofarm Holdings Group, Inc.(a)	4,113	7,774
Information Technology - 4.3%
WM Technology, Inc.(a)	2,662,757	3,008,915
TOTAL COMMON STOCKS (Cost $40,972,635)		15,051,603
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%
Financials - 0.6%
Chicago Atlantic Real Estate Finance, Inc.	30,659	450,687
Real Estate - 2.7%
Innovative Industrial Properties, Inc.	35,118	1,899,533
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,060,392)		2,350,220
SHORT-TERM INVESTMENTS - 73.7%
Investments Purchased with Proceeds from Securities Lending - 1.5%
First American Government Obligations Fund - Class X, 4.28%(e)	1,054,452	1,054,452
Money Market Funds - 17.0%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(e)	11,854,737	11,854,737

	Par	Value
U.S. Treasury Bills - 55.2%
4.18%, 05/01/2025(f)	$35,759,000	$35,632,795
4.19%, 05/29/2025(f)	2,520,000	2,502,815
4.17%, 06/03/2025(f)	170,000	168,754
4.18%, 06/05/2025(f)	140,000	138,939
		38,443,303
TOTAL SHORT-TERM INVESTMENTS (Cost $51,355,725)		51,352,492
TOTAL INVESTMENTS - 98.6% (Cost $95,388,752)		$68,754,315
Other Assets in Excess of Liabilities - 1.4%		956,829
TOTAL NET ASSETS - 100.0%		$69,711,144

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $623,880 which represented 0.9% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(f)	The rate shown is the annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

37

AMPLIFY SEYMOUR CANNABIS ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Ascend Wellness Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	$1,064,837	$(32,725)
Ayr Wellness, Inc. Warrant Expires 02/07/2026	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/27/2025	1,077	(362)
Ayr Wellness, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	318,233	14,500
Cannabist Co. Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	359,335	6,897
Cresco Labs, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	5,431,731	(78,983)
Cresco Labs, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/27/2025	619,259	(9,007)
Glass House Brands, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	4,526,511	145,958
Green Thumb Industries, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	10,237,022	(833,717)
Green Thumb Industries, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/27/2025	1,520,181	(123,813)
Jushi Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	1,104,231	76,614
MariMed, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	852,626	(92,687)
Planet 13 Holdings, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	1,234,528	(340,176)
Trulieve Cannabis Corp.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	6,783,965	(612,180)
Trulieve Cannabis Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/27/2025	1,191,235	(107,502)
Verano Holdings Corp.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	3,686,189	(293,118)
Verano Holdings Corp.	Nomura Securities International, Inc.	Receive	OBFR + 1.50%	Monthly	06/27/2025	249,034	(19,804)
Vireo Growth, Inc.	National Bank of Canada Financial, Inc.	Receive	SOFR + 1.50%	Monthly	03/16/2026	893,855	114,957
Net Unrealized Appreciation (Depreciation)							$(2,185,148)

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of March 31, 2025.
SOFR - Secured Overnight Financing Rate was 4.41% as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

38

AMPLIFY SMALL-MID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.1%
Consumer Discretionary - 9.0%
Bright Horizons Family Solutions, Inc.(a)	160	$20,326
Columbia Sportswear Co.	174	13,170
NVR, Inc.(a)	4	28,977
Pool Corp.	34	10,824
Texas Roadhouse, Inc.	98	16,330
Visteon Corp.(a)	180	13,972
		103,599
Consumer Staples - 5.6%
BJ’s Wholesale Club Holdings, Inc.(a)	344	39,251
Casey’s General Stores, Inc.	60	26,042
		65,293
Energy - 5.7%
Devon Energy Corp.	958	35,830
Matador Resources Co.	292	14,918
Range Resources Corp.	384	15,333
		66,081
Financials - 16.6%
American Financial Group, Inc.	222	29,157
Jack Henry & Associates, Inc.	106	19,356
Markel Group, Inc.(a)	16	29,914
Pinnacle Financial Partners, Inc.	392	41,567
Stifel Financial Corp.	264	24,885
Stock Yards Bancorp, Inc.	308	21,270
Webster Financial Corp.	492	25,363
		191,512
Health Care - 10.6%
BioLife Solutions, Inc.(a)	450	10,278
Bio-Techne Corp.	320	18,762
CRISPR Therapeutics AG(a)	232	7,895
Exact Sciences Corp.(a)	108	4,675
IDEXX Laboratories, Inc.(a)	30	12,599
Insulet Corp.(a)	22	5,777
Merit Medical Systems, Inc.(a)	194	20,508
Repligen Corp.(a)	150	19,086
Vaxcyte, Inc.(a)	32	1,208
West Pharmaceutical Services, Inc.	98	21,940
		122,728
Industrials - 21.4%
AAON, Inc.	100	7,813
Applied Industrial Technologies, Inc.	110	24,787
BWX Technologies, Inc.	156	15,389
Carlisle Cos., Inc.	78	26,559
Copart, Inc.(a)	216	12,223
Curtiss-Wright Corp.	86	27,285
HEICO Corp.	108	28,858
Kadant, Inc.	52	17,519
Old Dominion Freight Line, Inc.	132	21,839

	Shares	Value
Trex Co., Inc.(a)	198	$11,504
Watsco, Inc.	106	53,881
		247,657
Information Technology - 14.4%
Badger Meter, Inc.	60	11,415
Clearwater Analytics Holdings, Inc. - Class A(a)	462	12,382
CyberArk Software Ltd.(a)	44	14,872
Fair Isaac Corp.(a)	10	18,442
MKS Instruments, Inc.	110	8,817
Monolithic Power Systems, Inc.	32	18,559
PTC, Inc.(a)	168	26,031
Q2 Holdings, Inc.(a)	108	8,641
Trimble, Inc.(a)	170	11,161
Tyler Technologies, Inc.(a)	62	36,045
		166,365
Materials - 9.8%
AptarGroup, Inc.	156	23,147
Eagle Materials, Inc.	180	39,947
Royal Gold, Inc.	88	14,389
RPM International, Inc.	132	15,270
Steel Dynamics, Inc.	164	20,513
		113,266
TOTAL COMMON STOCKS (Cost $1,150,070)		1,076,501
REAL ESTATE INVESTMENT TRUSTS - COMMON - 6.3%
Real Estate - 6.3%
Alexandria Real Estate Equities, Inc.	214	19,797
EastGroup Properties, Inc.	168	29,594
PotlatchDeltic Corp.	510	23,011
		72,402
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $76,035)		72,402
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Invesco Government & Agency Portfolio - Institutional Class, 4.29%(b)	7,110	7,110
TOTAL SHORT-TERM INVESTMENTS (Cost $7,110)		7,110
TOTAL INVESTMENTS - 100.0% (Cost $1,233,215)		$1,156,013
Other Assets in Excess of Liabilities - 0.0%(c)		308
TOTAL NET ASSETS - 100.0%		$1,156,321

The accompanying notes are an integral part of these financial statements.

39

AMPLIFY SMALL-MID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

40

Amplify Transformational Data Sharing ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.6%
Banks - 6.3%
Customers Bancorp, Inc.(a)	205,769	$10,329,604
DBS Group Holdings Ltd.	309,748	10,713,401
NU Holdings Ltd. - Class A(a)	2,002,396	20,504,535
		41,547,540
Commercial & Professional Services - 1.5%
CACI International, Inc. - Class A(a)	16,343	5,996,573
Resolute Holdings Management, Inc.(a)	125,073	3,919,788
		9,916,361
Consumer Discretionary Distribution & Retail - 7.9%
Alibaba Group Holding Ltd. - ADR	56,470	7,467,028
Beyond, Inc.(a)(b)	3,397,706	19,706,695
GameStop Corp. - Class A(a)(b)	228,390	5,097,665
MercadoLibre, Inc.(a)	10,236	19,969,105
		52,240,493
Consumer Services - 3.8%
Metaplanet, Inc.(a)	9,325,290	24,931,271
Financial Services - 29.5%(c)
Blackrock, Inc.	20,463	19,367,820
Block, Inc.(a)	379,996	20,645,183
CME Group, Inc.	64,312	17,061,331
Coinbase Global, Inc. - Class A(a)	155,492	26,780,387
Galaxy Digital Holdings Ltd.(a)(b)	1,956,538	20,625,191
Mastercard, Inc. - Class A	15,736	8,625,216
Mogo, Inc.(a)(b)	1,208,425	1,039,246
PayPal Holdings, Inc.(a)	325,313	21,226,673
Robinhood Markets, Inc. - Class A(a)	775,216	32,264,490
SBI Holdings, Inc.	776,041	20,607,849
Visa, Inc. - Class A	22,730	7,965,956
		196,209,342
Media & Entertainment - 2.8%
ROBLOX Corp. - Class A(a)	322,313	18,787,625
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc.(a)	68,888	7,077,553
Broadcom, Inc.	43,240	7,239,673
NVIDIA Corp.	95,064	10,303,036
QUALCOMM, Inc.	52,052	7,995,708
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	49,324	8,187,784
		40,803,754
Software & Services - 29.2%(c)
Applied Digital Corp.(a)(b)	1,301,463	7,314,222
BIGG Digital Assets, Inc.(a)	5,677,782	434,006
Bitdeer Technologies Group(a)(b)	374,793	3,309,422

	Shares	Value
Cipher Mining, Inc.(a)	5,227,346	$12,022,896
Cleanspark, Inc.(a)(b)	3,122,908	20,985,942
Core Scientific, Inc.(a)	2,736,312	19,810,899
Coreweave, Inc. - Class A(a)	100,000	3,708,000
Digital Garage, Inc.	362,922	11,154,546
Hive Digital Technologies Ltd.(a)(b)	3,936,281	5,707,607
Hut 8 Corp.(a)	818,200	9,507,484
International Business Machines Corp.	96,939	24,104,852
MARA Holdings, Inc.(a)(b)	936,744	10,772,556
MicroStrategy, Inc. - Class A(a)	110,456	31,841,151
Opera Ltd. - ADR	1,108,629	17,671,546
Riot Platforms, Inc.(a)	1,220,604	8,690,701
Terawulf, Inc.(a)(b)	2,522,759	6,887,132
		193,922,962
Technology Hardware & Equipment - 4.5%
Canaan, Inc. - ADR(a)(b)	5,218,432	4,580,739
CompoSecure, Inc. - Class A(b)	1,500,800	16,313,696
Dell Technologies, Inc. - Class C	100,851	9,192,569
		30,087,004
TOTAL COMMON STOCKS (Cost $704,134,306)		608,446,352
EXCHANGE TRADED FUNDS - 7.5%
Bitwise Bitcoin ETF(a)(b)	176,340	7,914,139
Fidelity Wise Origin Bitcoin Fund(a)(b)	180,052	12,958,343
Invesco Galaxy Bitcoin ETF(a)	96,151	7,905,535
iShares Bitcoin Trust ETF(a)	168,860	7,904,337
VanEck Bitcoin ETF(a)(b)	552,613	12,881,409
TOTAL EXCHANGE TRADED FUNDS (Cost $42,813,342)		49,563,763
SHORT-TERM INVESTMENTS - 13.7%
Investments Purchased with Proceeds from Securities Lending - 12.8%
First American Government Obligations Fund - Class X, 4.28%(d)	85,224,489	85,224,489
Money Market Funds - 0.9%
Invesco Government & Agency Portfolio – Institutional Class, 4.29%(d)	5,674,986	5,674,986
TOTAL SHORT-TERM INVESTMENTS (Cost $90,899,475)		90,899,475
TOTAL INVESTMENTS - 112.8% (Cost $837,847,123)		$748,909,590
Liabilities in Excess of Other Assets - (12.8)%		(84,711,590)
TOTAL NET ASSETS - 100.0%		$664,198,000

The accompanying notes are an integral part of these financial statements.

41

Amplify Transformational Data Sharing ETF
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $78,259,972 which represented 11.8% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

42

Amplify Travel Tech ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 5.5%
Travelzoo(a)	26,396	$359,777
TripAdvisor, Inc.(a)	152,605	2,162,413
Trivago NV - ADR(a)	59,409	243,577
		2,765,767
Consumer Discretionary - 78.6%(b)
Adventure, Inc.	6,503	150,464
Airbnb, Inc. - Class A(a)	17,805	2,126,985
Airtrip Corp.	41,012	267,672
Amadeus IT Group SA	26,674	2,031,345
Booking Holdings, Inc.	511	2,354,131
Corporate Travel Management Ltd.	215,688	1,869,587
CVC Brasil Operadora e Agencia de Viagens SA(a)	1,580,286	582,159
Despegar.com Corp.(a)	110,642	2,078,963
eDreams ODIGEO SA(a)	235,881	1,834,559
Expedia Group, Inc.	11,562	1,943,572
Flight Centre Travel Group Ltd.	224,149	1,931,753
Global Business Travel Group I(a)	266,716	1,936,358
Hana Tour Service, Inc.	45,836	1,674,687
HBX Group International PLC(a)	178,938	1,925,166
MakeMyTrip Ltd.(a)	24,462	2,397,032
On the Beach Group PLC(c)(d)	613,661	1,770,313
Sabre Corp.(a)	534,376	1,501,597
Tongcheng Travel Holdings Ltd.(d)	858,803	2,312,497
Trainline PLC(a)(c)(d)	546,090	1,914,424
TravelSky Technology Ltd. - Class H	1,481,856	2,201,748
Trip.com Group Ltd. - ADR	37,714	2,397,856
WEB Travel Group Ltd.(a)	690,935	1,963,336
Webjet Group Ltd.(a)	1,583,161	557,399
		39,723,603
Industrials - 10.1%
Blade Air Mobility, Inc.(a)	260,569	711,353
Lyft, Inc. - Class A(a)	176,216	2,091,684
Uber Technologies, Inc.(a)	31,956	2,328,314
		5,131,351
Information Technology - 5.5%
accesso Technology Group PLC(a)	149,703	865,670
SiteMinder Ltd.(a)	703,896	1,916,826
		2,782,496
TOTAL COMMON STOCKS (Cost $59,933,674)		50,403,217

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%(e)
Money Market Funds - 0.0%(e)
Invesco Government & Agency Portfolio – Institutional Class, 4.29%(f)	7,866	$7,866
TOTAL SHORT-TERM INVESTMENTS (Cost $7,866)		7,866
TOTAL INVESTMENTS - 99.7% (Cost $59,941,540)		$50,411,083
Other Assets in Excess of Liabilities - 0.3%		130,811
TOTAL NET ASSETS - 100.0%		$50,541,894

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,684,737 or 7.3% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2025, the value of these securities total $5,997,234 or 11.9% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

43

Amplify Video Game Leaders ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Communication Services - 46.8%(a)
Capcom Co. Ltd.	39,392	$965,175
Electronic Arts, Inc.	6,660	962,503
Konami Group Corp.	8,013	942,013
Meta Platforms, Inc. - Class A	6,212	3,580,348
NetEase, Inc. - ADR	17,717	1,823,434
Nintendo Co. Ltd.	24,431	1,651,715
ROBLOX Corp. - Class A(b)	16,458	959,337
Sea, Ltd. - ADR(b)	13,351	1,742,172
Take-Two Interactive Software, Inc.(b)	4,504	933,454
Tencent Holdings, Ltd.	56,170	3,588,099
VK IPJSC - GDR(b)(c)(d)	21,975	0
		17,148,250
Consumer Discretionary - 11.8%
Aristocrat Leisure Ltd.	21,892	875,134
Bandai Namco Holdings, Inc.	26,970	902,487
Light & Wonder, Inc.(b)	9,035	782,521
Sony Group Corp.	69,700	1,754,852
		4,314,994
Information Technology - 34.1%(a)
Advanced Micro Devices, Inc.(b)	37,395	3,841,962
AppLovin Corp. - Class A(b)	5,699	1,510,064
Asustek Computer, Inc.	50,000	917,100
Microsoft Corp.	9,686	3,636,028
NVIDIA Corp.	15,753	1,707,310
Unity Software, Inc.(b)	44,785	877,338
		12,489,802
TOTAL COMMON STOCKS (Cost $33,055,225)		33,953,046
SHORT-TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
Invesco Government & Agency Portfolio – Institutional Class, 4.29%(e)	2,275,619	2,275,619
TOTAL SHORT-TERM INVESTMENTS (Cost $2,275,619)		2,275,619
TOTAL INVESTMENTS - 98.9% (Cost $35,330,844)		$36,228,665
Other Assets in Excess of Liabilities - 1.1%		413,859
TOTAL NET ASSETS - 100.0%		$36,642,524

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2025, the value of these securities total $0 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

44

Amplify Weight Loss Drug & Treatment ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Health Care - 94.0%(a)
Altimmune, Inc.(b)	1,587	$7,935
Amgen, Inc.	587	182,880
AstraZeneca PLC - ADR	2,469	181,472
Bachem Holding AG	846	49,531
Chugai Pharmaceutical Co. Ltd.	4,300	195,504
Eli Lilly & Co.	741	611,999
Gerresheimer AG	916	69,312
Gubra AS(b)	439	26,315
Hanmi Pharm Co. Ltd.	129	19,755
Hims & Hers Health, Inc.(b)	4,869	143,879
Innovent Biologics, Inc.(b)(c)(d)	30,500	182,679
Merck & Co., Inc.	2,056	184,547
Novo Nordisk AS - ADR(e)	7,831	543,785
OPKO Health, Inc.(b)	6,434	10,680
Pfizer, Inc.	7,171	181,713
Roche Holding AG	539	176,976
Structure Therapeutics, Inc. - ADR(b)	3,411	59,044
Teva Pharmaceutical Industries Ltd. - ADR(b)	11,584	178,046
Thermo Fisher Scientific, Inc.	390	194,064
United Laboratories International Holdings Ltd.	26,000	48,857
Viking Therapeutics, Inc.(b)	2,272	54,869
West Pharmaceutical Services, Inc.	885	198,134
Ypsomed Holding AG	97	37,221
Zealand Pharma AS(b)	1,325	99,183
		3,638,380
Materials - 3.4%
Mitsubishi Chemical Group Corp.	26,700	131,590
TOTAL COMMON STOCKS (Cost $4,476,556)		3,769,970
SHORT-TERM INVESTMENTS - 15.6%
Investments Purchased with Proceeds from Securities Lending - 13.9%
First American Government Obligations Fund - Class X, 4.28%(f)	537,417	537,417
Money Market Funds - 1.7%
Invesco Government & Agency Portfolio – Institutional Class, 4.29%(f)	66,651	66,651
TOTAL SHORT-TERM INVESTMENTS (Cost $604,068)		604,068
TOTAL INVESTMENTS - 113.0% (Cost $5,080,624)		$4,374,038
Liabilities in Excess of Other Assets - (13.0)%		(502,931)
TOTAL NET ASSETS - 100.0%		$3,871,107

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $182,679 or 4.7% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of March 31, 2025, the value of these securities total $182,679 or 4.7% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $527,466 which represented 13.6% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

45

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify BlackSwan ISWN ETF	Amplify Bloomberg AI Value Chain ETF
ASSETS:
Investments in unaffiliated securities, at value	$101,339,157	$89,594,975	$245,463,529	$29,692,490	$22,000,509
Investments in affiliated securities (Note 7), at value	—	59,702,746	—	—	—
Receivable for investments sold	82,015,810	—	—	—	—
Dividends receivable	63,214	31,627	—	—	21,631
Interest receivable	463	1,022	2,510,890	299,925	463
Security lending income receivable	2	76,207	—	—	3
Dividend tax reclaims receivable	—	48,311	—	—	9,172
Prepaid expenses and other assets	1	—	—	—	—
Total assets	183,418,647	149,454,888	247,974,419	29,992,415	22,031,778
LIABILITIES:
Payable for investments purchased	82,001,928	24	—	—	—
Payable to adviser (Note 3)	65,896	36,054	104,617	13,009	11,560
Payable upon return of securities loaned (Note 4)	—	36,987,297	—	—	574,665
Payable to custodian foreign currency, at value	—	83	—	—	—
Total liabilities	82,067,824	37,023,458	104,617	13,009	586,225
NET ASSETS	$ 101,350,823	$112,431,430	$247,869,802	$29,979,406	$21,445,553
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$27,500	$57,666	$86,300	$15,750	$5,000
Additional paid-in capital	139,066,118	2,102,331,239	342,719,312	42,438,893	37,343,806
Total accumulated losses	(37,742,795)	(1,989,957,475)	(94,935,810)	(12,475,237)	(15,903,253)
Total net assets	$ 101,350,823	$112,431,430	$247,869,802	$29,979,406	$21,445,553
Net assets	$101,350,823	$112,431,430	$247,869,802	$29,979,406	$21,445,553
Shares issued and outstanding(a)	2,750,000	5,766,614	8,630,000	1,575,000	500,000
Net asset value per share	$36.85	$19.50	$28.72	$19.03	$42.89
Cost:
Investments in unaffiliated securities, at cost	$102,413,729	$137,608,866	$257,559,180	$29,910,062	$24,896,461
Investments in affiliated securities (Note 7), at cost	$—	$74,381,799	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$—	$26,506,775	$—	$—	$562,187

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

46

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)(Continued)

	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF	Amplify COWS Covered Call ETF	Amplify CWP Enhanced Dividend Income ETF
ASSETS:
Investments in unaffiliated securities, at value	$9,549,013	$88,171,623	$20,816,942	$10,120,858	$3,860,789,741
Investments in affiliated securities (Note 7), at value	—	—	—	—	202,537,266
Interest receivable	19,765	296	384	360	596,913
Dividends receivable	—	91,084	13,888	7,204	—
Dividend tax reclaims receivable	—	—	—	—	110,505
Security lending income receivable	—	7,984	29	—	1,317
Total assets	9,568,778	88,270,987	20,831,243	10,128,422	4,064,035,742
LIABILITIES:
Written option contracts, at value	35,793	—	—	102,122	3,366,750
Payable to adviser (Note 3)	2,113	56,323	—	5,462	1,826,676
Payable upon return of securities loaned (Note 4)	—	2,642,331	—	—	439,675
Total liabilities	37,906	2,698,654	—	107,584	5,633,101
NET ASSETS	$ 9,530,872	$85,572,333	$20,831,243	$10,020,838	$4,058,402,641
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$4,000	$17,500	$7,400	$4,200	$996,500
Additional paid-in capital	9,864,521	142,766,787	21,614,111	10,948,350	3,553,758,802
Total distributable earnings/(accumulated losses)	(337,649)	(57,211,954)	(790,268)	(931,712)	503,647,339
Total net assets	$ 9,530,872	$85,572,333	$20,831,243	$10,020,838	$4,058,402,641
Net assets	$9,530,872	$85,572,333	$20,831,243	$10,020,838	$4,058,402,641
Shares issued and outstanding(a)	400,000	1,750,000	740,000	420,000	99,650,000
Net asset value per share	$23.83	$48.90	$28.15	$23.86	$40.73
Cost:
Investments in unaffiliated securities, at cost	$9,446,674	$99,716,778	$21,302,102	$10,527,363	$3,423,942,298
Investments in affiliated securities (Note 7), at cost	$—	$—	$—	$—	$202,792,016
PROCEEDS:
Written options premium received	$21,632	$—	$—	$100,629	$3,232,484
LOANED SECURITIES:
at value (included in investments)	$—	$2,520,902	$—	$—	$430,860

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

47

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)(Continued)

	Amplify CWP Growth & Income ETF	Amplify CWP International Enhanced Dividend Income ETF	Amplify Cybersecurity ETF	Amplify Digital Payments ETF	Amplify Etho Climate Leadership U.S. ETF
ASSETS:
Investments in unaffiliated securities, at value	$31,349,020	$225,476,651	$2,007,219,678	$287,496,710	$153,019,880
Investments in affiliated securities (Note 7), at value	—	2,007,206	—	—	—
Receivable for investments sold	277,696	704,416	—	—	—
Interest receivable	5,547	23,260	12,846	1,358	1,236
Dividends receivable	4,528	943,192	—	—	105,644
Dividend tax reclaims receivable	—	131,420	7,391	8,123	—
Security lending income receivable	—	23,638	1,737	8,655	5,757
Total assets	31,636,791	229,309,783	2,007,241,652	287,514,846	153,132,517
LIABILITIES:
Written option contracts, at value	386,228	67,528	—	—	—
Payable to adviser (Note 3)	14,482	102,727	1,028,011	178,733	60,989
Payable upon return of securities loaned (Note 4)	—	22,305,606	74,775,771	18,595,277	1,880,521
Total liabilities	400,710	22,475,861	75,803,782	18,774,010	1,941,510
NET ASSETS	$ 31,236,081	$206,833,922	$1,931,437,870	$268,740,836	$151,191,007
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$12,750	$65,750	$269,000	$50,500	$27,500
Additional paid-in capital	33,367,853	192,942,901	1,977,036,689	599,955,217	182,974,170
Total distributable earnings/ (accumulated losses)	(2,144,522)	13,825,271	(45,867,819)	(331,264,881)	(31,810,663)
Total net assets	$ 31,236,081	$206,833,922	$1,931,437,870	$268,740,836	$151,191,007
Net assets	$31,236,081	$206,833,922	$1,931,437,870	$268,740,836	$151,191,007
Shares issued and outstanding(a)	1,275,000	6,575,000	26,900,000	5,050,000	2,750,000
Net asset value per share	$24.50	$31.46	$71.80	$53.22	$54.98
Cost:
Investments in unaffiliated securities, at cost	$32,408,672	$206,853,112	$1,700,092,250	$335,538,183	$158,104,159
Investments in affiliated securities (Note 7), at cost	$—	$2,009,007	$—	$—	$—
PROCEEDS:
Written options premium received	$333,637	$138,987	$—	$—	$—
LOANED SECURITIES:
at value (included in investments)	$—	$21,482,351	$72,141,581	$17,969,247	$1,722,479

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

48

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)(Continued)

	Amplify High Income ETF	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF	Amplify Natural Resources Dividend Income ETF	Amplify Online Retail ETF
ASSETS:
Investments, at value	$547,414,289	$1,111,407,186	$60,639,443	$14,047,059	$157,601,255
Dividends receivable	2,255,961	69,874	66,096	17,531	55,515
Security lending income receivable	19,635	4,661	10,710	750	7,790
Interest receivable	15,690	8,278	391	183	361
Cash	289	—	—	—	—
Dividend tax reclaims receivable	—	46,837	36,342	10,904	1,996
Foreign currency, at value	—	1	53,199	—	—
Total assets	549,705,864	1,111,536,837	60,806,181	14,076,427	157,666,917
LIABILITIES:
Payable upon return of securities loaned (Note 4)	7,538,152	11,973,710	4,796,232	1,031,643	4,591,961
Payable to adviser (Note 3)	231,450	621,468	29,987	6,479	88,702
Total liabilities	7,769,602	12,595,178	4,826,219	1,038,122	4,680,663
NET ASSETS	$541,936,262	$1,098,941,659	$55,979,962	$13,038,305	$152,986,254
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$476,000	$909,000	$67,000	$4,500	$25,500
Additional paid-in capital	663,743,760	1,376,684,448	186,818,626	12,951,743	578,529,852
Total distributable earnings/ (accumulated losses)	(122,283,498)	(278,651,789)	(130,905,664)	82,062	(425,569,098)
Total net assets	$541,936,262	$1,098,941,659	$55,979,962	$13,038,305	$152,986,254
Net assets	$541,936,262	$1,098,941,659	$55,979,962	$13,038,305	$152,986,254
Shares issued and outstanding(a)	47,600,000	90,900,000	6,700,000	450,000	2,550,000
Net asset value per share	$11.39	$12.09	$8.36	$28.97	$59.99
Cost:
Investments, at cost	$573,233,208	$905,706,702	$78,431,887	$14,045,059	$189,930,428
Foreign currency, at cost	$—	$1	$53,315	$—	$—
LOANED SECURITIES:
at value (included in investments)	$7,282,278	$11,500,478	$4,596,399	$995,363	$3,214,563

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

49

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)(Continued)

	Amplify Samsung SOFR ETF	Amplify Seymour Cannabis ETF	Amplify Small-Mid Cap Equity ETF	Amplify Transformational Data Sharing ETF	Amplify Travel Tech ETF
ASSETS:
Investments, at value	$284,440,752	$68,754,315	$1,156,013	$748,909,590	$50,411,083
Interest receivable	35,316	44,886	28	27,623	104
Restricted Cash	—	4,125,000	—	—	—
Receivable for investments sold	—	—	—	—	46,809
Dividends receivable	—	95,830	875	705,965	114,665
Dividend tax reclaims receivable	—	—	—	154,391	3,925
Security lending income receivable	—	2,544	—	58,594	—
Foreign currency, at value	—	—	—	—	9
Total assets	284,476,068	73,022,575	1,156,916	749,856,163	50,576,595
LIABILITIES:
Payable to adviser (Note 3)	47,154	28,979	595	433,674	34,701
Payable for distribution and shareholder servicing fees	—	2,174	—	—	—
Payable upon return of securities loaned (Note 4)	—	1,054,452	—	85,224,489	—
Other affiliated expenses payable	—	2,372	—	—	—
Payable for swap contracts, net	—	2,185,148	—	—	—
Payable for expense and other liabilities	—	38,306	—	—	—
Total liabilities	47,154	3,311,431	595	85,658,163	34,701
NET ASSETS	$ 284,428,914	$69,711,144	$1,156,321	$664,198,000	$50,541,894
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$28,400	$40,875	$500	$179,500	$25,500
Additional paid-in capital	284,573,401	205,465,964	1,240,000	1,209,430,251	202,331,836
Total accumulated losses	(172,887)	(135,795,695)	(84,179)	(545,411,751)	(151,815,442)
Total net assets	$ 284,428,914	$69,711,144	$1,156,321	$664,198,000	$50,541,894
Net assets	$284,428,914	$69,711,144	$1,156,321	$664,198,000	$50,541,894
Shares issued and outstanding(a)	2,840,000	4,087,467	50,000	17,950,000	2,550,000
Net asset value per share	$100.15	$17.05	$23.13	$37.00	$19.82
Cost:
Investments, at cost	$284,440,752	$95,388,752	$1,233,215	$837,847,123	$59,941,540
LOANED SECURITIES:
at value (included in investments)	$—	$623,880	$—	$78,259,972	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

50

AMPLIFY ETF TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)(Continued)

	Amplify Video Game Leaders ETF	Amplify Weight Loss Drug & Treatment ETF
ASSETS:
Investments, at value	$36,228,665	$4,374,038
Receivable for investments sold	366,301	18,805
Dividends receivable	57,686	14,821
Dividend tax reclaims receivable	8,391	2,777
Foreign currency, at value	1,216	—
Interest receivable	596	72
Security lending income receivable	—	73
Total assets	36,662,855	4,410,586
LIABILITIES:
Payable to adviser (Note 3)	19,012	2,044
Payable for investments purchased	1,319	—
Payable upon return of securities loaned (Note 4)	—	537,417
Payable to custodian foreign currency, at value	—	18
Total liabilities	20,331	539,479
NET ASSETS	$36,642,524	$3,871,107
NET ASSETS CONSISTS of:
Capital stock ($0.01 per share)	$5,500	$1,800
Additional paid-in capital	85,548,621	4,679,036
Total accumulated losses	(48,911,597)	(809,729)
Total net assets	$36,642,524	$3,871,107
Net assets	$36,642,524	$3,871,107
Shares issued and outstanding(a)	550,000	180,000
Net asset value per share	$66.62	$21.51
Cost:
Investments, at cost	$35,330,844	$5,080,624
Foreign currency, at cost	$1,230	$—
LOANED SECURITIES:
at value (included in investments)	$—	$527,466

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

51

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	Amplify AI Powered Equity ETF	Amplify Alternative Harvest ETF	Amplify BlackSwan Growth & Treasury Core ETF	Amplify BlackSwan ISWN ETF	Amplify Bloomberg AI Value Chain ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$643,270	$760,048	$—	$—	$94,895
Dividend income from affiliated securities (Note 7)	—	17	—	—	—
Less: Dividend withholding taxes	(25)	—	—	—	(6,554)
Less: Issuance fees	(23)	—	—	—	—
Interest income	2,661	28,613	4,524,319	603,725	2,092
Securities lending income (Note 4)	180	572,184	—	—	43
Other income	83	—	—	—	—
Total investment income	646,146	1,360,862	4,524,319	603,725	90,476
EXPENSES:
Investment advisory fee (Note 3)	414,712	622,444	653,407	80,239	75,929
Total expenses	414,712	622,444	653,407	80,239	75,929
Expense reimbursement by Adviser (Note 3)	—	(278,775)	—	—	—
Net expenses	414,712	343,669	653,407	80,239	75,929
NET INVESTMENT INCOME	231,434	1,017,193	3,870,912	523,486	14,547
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(1,258,258)	(3,506,640)	19,333,128	(241,728)	2,203,185
Investments in affiliated securities (Note 7)	—	(81,139,832)	—	—	—
Other investments	44,834	—	—	—	—
Foreign currency translation	—	(2,434)	—	—	(3,419)
Net realized gain (loss)	(1,213,424)	(84,648,906)	19,333,128	(241,728)	2,199,766
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(682,391)	(40,711,077)	(34,849,311)	(2,624,082)	(4,677,687)
Investments in affiliated securities (Note 7)	—	9,188,056	—	—	—
Foreign currency translation	—	(1,573)	—	—	(397)
Net change in unrealized appreciation (depreciation)	(682,391)	(31,524,594)	(34,849,311)	(2,624,082)	(4,678,084)
Net realized and unrealized gain (loss)	(1,895,815)	(116,173,500)	(15,516,183)	(2,865,810)	(2,478,318)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,664,381)	$(115,156,307)	$(11,645,271)	$(2,342,324)	$(2,463,771)

The accompanying notes are an integral part of these financial statements.

52

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	Amplify BlueStar Israel Technology ETF	Amplify Cash Flow Dividend Leaders ETF	Amplify COWS Covered Call ETF	Amplify CWP Enhanced Dividend Income ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$58,047	$207,500	$257,766	$42,931	$39,639,876
Dividend income from affiliated securities (Note 7)	—	—	—	40,080	4,271,319
Less: Dividend withholding taxes	—	(26,785)	—	—	(13,584)
Less: Issuance fees	—	(2,407)	—	—	—
Interest income	49,815	2,712	2,191	2,045	3,604,470
Securities lending income (Note 4)	—	31,150	111	—	12,178
Total investment income	107,862	212,170	260,068	85,056	47,514,259
EXPENSES:
Investment advisory fee (Note 3)	8,568	339,360	42,251	24,156	10,567,333
Total expenses	8,568	339,360	42,251	24,156	10,567,333
Expense reimbursement by Adviser (Note 3)	—	—	(42,251)	—	(188,766)
Net expenses	8,568	339,360	—	24,156	10,378,567
NET INVESTMENT INCOME/(LOSS)	99,294	(127,190)	260,068	60,900	37,135,692
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(228,063)	250,355	(243,479)	(429,939)	127,801,576
Investments in affiliated securities (Note 7)	—	—	—	222,356	4,663
Written option contracts expired or closed	69,185	—	—	169,445	13,541,651
Swap contracts	—	—	—	(13,106)	—
Foreign currency translation	—	(1,150)	—	—	—
Net realized gain (loss)	(158,878)	249,205	(243,479)	(51,244)	141,347,890
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	102,339	1,789,657	(877,059)	(406,506)	(129,995,595)
Investments in affiliated securities (Note 7)	—	—	—	(241,369)	(81,887)
Written option contracts	(14,161)	—	—	(1,493)	(1,097,786)
Swap contracts	—	—	—	6,242	—
Foreign currency translation	—	(242)	—	—	—
Net change in unrealized appreciation (depreciation)	88,178	1,789,415	(877,059)	(643,126)	(131,175,268)
Net realized and unrealized gain (loss)	(70,700)	2,038,620	(1,120,538)	(694,370)	10,172,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,594	$1,911,430	$(860,470)	$(633,470)	$47,308,314

The accompanying notes are an integral part of these financial statements.

53

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Amplify CWP Growth & Income ETF	Amplify CWP International Enhanced Dividend Income ETF	Amplify Cybersecurity ETF	Amplify Digital Payments ETF	Amplify Etho Climate Leadership U.S. ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$69,794	$2,376,613	$7,810,511	$721,505	$1,195,388
Dividend income from affiliated securities (Note 7)	—	35,606	—	—	—
Less: Dividend withholding taxes	—	(164,264)	(123,086)	(980)	—
Less: Issuance fees	—	(31,474)	—	—	—
Interest income	19,791	95,883	86,768	16,013	8,081
Securities lending income (Note 4)	2	65,423	18,729	37,921	25,258
Other income	—	—	—	—	688
Total investment income	89,587	2,377,787	7,792,922	774,459	1,229,415
EXPENSES:
Investment advisory fee (Note 3)	56,188	506,783	5,818,262	1,173,244	408,343
Total expenses	56,188	506,783	5,818,262	1,173,244	408,343
Expense reimbursement by Adviser (Note 3)	—	(1,531)	—	—	—
Net expenses	56,188	505,252	5,818,262	1,173,244	408,343
NET INVESTMENT INCOME/(LOSS)	33,399	1,872,535	1,974,660	(398,785)	821,072
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,317,523)	120,585	11,918,278	17,419,566	3,815,796
Written option contracts expired or closed	1,332,082	1,078,967	—	—	—
Foreign currency translation	—	—	(33,857)	(35,526)	—
Net realized gain (loss)	14,559	1,199,552	11,884,421	17,384,040	3,815,796
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,328,065)	4,251,397	62,526,521	(7,290,429)	(17,991,926)
Investments in affiliated securities (Note 7)	—	(1,524)	—	—	—
Written option contracts	(49,022)	191,576	—	—	—
Foreign currency translation	—	(148)	(245)	(258)	—
Net change in unrealized appreciation (depreciation)	(1,377,087)	4,441,301	62,526,276	(7,290,687)	(17,991,926)
Net realized and unrealized gain (loss)	(1,362,528)	5,640,853	74,410,697	10,093,353	(14,176,130)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,329,129)	$7,513,388	$76,385,357	$9,694,568	$(13,355,058)

The accompanying notes are an integral part of these financial statements.

54

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Amplify High Income ETF	Amplify Junior Silver Miners ETF	Amplify Lithium & Battery Technology ETF	Amplify Natural Resources Dividend Income ETF	Amplify Online Retail ETF
INVESTMENT INCOME:
Dividend income	$34,169,137	$5,661,421	$364,316	$259,110	$430,047
Less: Dividend withholding taxes	—	(241,191)	(25,458)	(16,083)	(4,436)
Less: Issuance fees	—	(87,910)	(7,336)	(2,560)	(651)
Interest income	112,430	37,660	2,948	1,236	10,705
Securities lending income (Note 4)	243,084	158,257	438,352	4,265	124,167
Total investment income	34,524,651	5,528,237	772,822	245,968	559,832
EXPENSES:
Investment advisory fee (Note 3)	1,357,847	3,473,971	200,716	40,231	573,446
Total expenses	1,357,847	3,473,971	200,716	40,231	573,446
NET INVESTMENT INCOME/(LOSS)	33,166,804	2,054,266	572,106	205,737	(13,614)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,787,260	39,522,757	(11,474,503)	728,167	(267,270)
Distributions received from other investment companies	43,841	—	—	—	—
Foreign currency translation	—	125,380	(84,975)	—	(13,991)
Net realized gain (loss)	1,831,101	39,648,137	(11,559,478)	728,167	(281,261)
Net change in unrealized appreciation (depreciation) on:
Investments	(43,963,512)	(48,901,394)	2,780,371	(435,632)	(1,534,693)
Foreign currency translation	—	—	(6,497)	15	(143)
Net change in unrealized appreciation (depreciation)	(43,963,512)	(48,901,394)	2,773,874	(435,617)	(1,534,836)
Net realized and unrealized gain (loss)	(42,132,411)	(9,253,257)	(8,785,604)	292,550	(1,816,097)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,965,607)	$(7,198,991)	$(8,213,498)	$498,287	$(1,829,711)

The accompanying notes are an integral part of these financial statements.

55

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Amplify Samsung SOFR ETF	Amplify Seymour Cannabis ETF	Amplify Small-Mid Cap Equity ETF	Amplify Transformational Data Sharing ETF	Amplify Travel Tech ETF
INVESTMENT INCOME:
Dividend income	$—	$168,716	$6,586	$8,473,481	$186,039
Less: Dividend withholding taxes	—	—	—	(90,672)	(25,900)
Less: Issuance fees	—	—	—	(11,766)	—
Interest income	5,985,525	393,859	119	302,149	1,704
Securities lending income (Note 4)	—	18,309	2	610,147	494
Other income	—	—	—	104	—
Total investment income	5,985,525	580,884	6,707	9,283,443	162,337
EXPENSES:
Investment advisory fee (Note 3)	260,446	124,200	3,225	2,934,671	225,702
Shareholder service costs	—	5,519	—	—	—
Fund administration and accounting fees	—	22,539	—	—	—
Transfer agent fees	—	5,453	—	—	—
Compliance fees (Note 3)	—	6,630	—	—	—
Custodian fees	—	2,068	—	—	—
Legal fees	—	8,965	—	—	—
Audit fees	—	9,112	—	—	—
Reports to shareholders	—	13,725	—	—	—
Trustees’ fees	—	9,166	—	—	—
Principal Financial Officer fees (Note 3)	—	7,462	—	—	—
Other expenses and fees	—	10,938	—	—	—
Total expenses	260,446	225,777	3,225	2,934,671	225,702
Expense reimbursement by Adviser (Note 3)	—	(82,469)	—	—	—
Net expenses	260,446	143,308	3,225	2,934,671	225,702
NET INVESTMENT INCOME/(LOSS)	5,725,079	437,576	3,482	6,348,772	(63,365)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(38,881,308)	(6,979)	62,101,675	(6,097,321)
Swap contracts	—	(17,176,548)	—	—	—
Other investments	—	3,643	—	—	—
Foreign currency translation	—	(483)	—	(34,771)	(18,600)
Net realized gain (loss)	—	(56,054,696)	(6,979)	62,066,904	(6,115,921)
Net change in unrealized appreciation (depreciation) on:
Investments	—	30,204,496	(77,202)	(37,029,214)	4,985,315
Swap contracts	—	(2,329,880)	—	—	—
Foreign currency translation	—	—	—	3,521	(450)
Net change in unrealized appreciation (depreciation)	—	27,874,616	(77,202)	(37,025,693)	4,984,865
Net realized and unrealized gain (loss)	—	(28,180,080)	(84,181)	25,041,211	(1,131,056)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,725,079	$(27,742,504)	$(80,699)	$31,389,983	$(1,194,421)

The accompanying notes are an integral part of these financial statements.

56

AMPLIFY ETF TRUST
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)(Continued)

	Amplify Video Game Leaders ETF	Amplify Weight Loss Drug & Treatment ETF
INVESTMENT INCOME:
Dividend income	$339,737	$40,008
Less: Dividend withholding taxes	(40,600)	(3,010)
Less: Issuance fees	(1,926)	(124)
Interest income	4,492	579
Securities lending income (Note 4)	149	105
Total investment income	301,852	37,558
EXPENSES:
Investment advisory fee (Note 3)	138,563	12,567
Total expenses	138,563	12,567
NET INVESTMENT INCOME	163,289	24,991
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,611,040	(100,796)
Foreign currency translation	(3,887)	953
Net realized gain (loss)	1,607,153	(99,843)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,587,254)	(828,678)
Foreign currency translation	2,499	(15)
Net change in unrealized appreciation (depreciation)	(1,584,755)	(828,693)
Net realized and unrealized gain (loss)	22,398	(928,536)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$185,687	$(903,545)

The accompanying notes are an integral part of these financial statements.

57

AMPLIFY ETF TRUST
Statements of Changes in Net Assets

	Amplify AI Powered Equity ETF		Amplify Alternative Harvest ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)(a)	Year Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$231,434	$772,428	$1,017,193	$17,459,862
Net realized gain (loss)	(1,213,424)	24,706,333	(84,648,906)	(177,532,285)
Net change in unrealized appreciation (depreciation)	(682,391)	477,345	(31,524,594)	158,217,589
Net increase (decrease) in net assets from operations	(1,664,381)	25,956,106	(115,156,307)	(1,854,834)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,780)	(761,524)	(1,672,373)	(20,532,956)
From return of capital	—	—	—	(2,852,668)
Total distributions to shareholders	(34,780)	(761,524)	(1,672,373)	(23,385,624)
CAPITAL TRANSACTIONS:
Subscriptions	—	39,587,767	—	5,106,770
Redemptions	(2,990,347)	(60,691,835)	(1,327)	(10,219,650)
Net increase (decrease) in net assets from capital transactions	(2,990,347)	(21,104,068)	(1,327)	(5,112,880)
NET INCREASE (DECREASE) IN NET ASSETS	(4,689,508)	4,090,514	(116,830,007)	(30,353,338)
NET ASSETS:
Beginning of the period	106,040,331	101,949,817	229,261,437	259,614,775
End of the period	$ 101,350,823	$106,040,331	$112,431,430	$229,261,437
SHARES TRANSACTIONS
Subscriptions	—	1,075,000	—	108,333
Redemptions	(75,000)	(1,675,000)	(53)	(291,667)
Total increase (decrease) in shares outstanding	(75,000)	(600,000)	(53)	(183,333)

(a)
During the period ended March 31, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All historical shares transactions information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

58

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify BlackSwan Growth & Treasury Core ETF			Amplify BlackSwan ISWN ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$3,870,912	$4,707,383	$6,854,775	$523,486	$1,041,359	$1,088,316
Net realized gain (loss)	19,333,128	12,850,018	(40,187,128)	(241,728)	738,866	(3,891,829)
Net change in unrealized appreciation (depreciation)	(34,849,311)	39,713,353	30,752,637	(2,624,082)	6,629,723	2,140,436
Net increase (decrease) in net assets from operations	(11,645,271)	57,270,754	(2,579,716)	(2,342,324)	8,409,948	(663,077)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,845,830)	(5,212,897)	(6,977,010)	(520,606)	(1,144,842)	(1,056,161)
Total distributions to shareholders	(3,845,830)	(5,212,897)	(6,977,010)	(520,606)	(1,144,842)	(1,056,161)
CAPITAL TRANSACTIONS:
Subscriptions	4,175,385	108,154,538	18,978,247	—	—	10,617,990
Redemptions	(31,730,553)	(50,979,025)	(102,136,336)	(5,144,085)	(6,708,515)	(2,816,528)
Net increase (decrease) in net assets from capital transactions	(27,555,168)	57,175,513	(83,158,089)	(5,144,085)	(6,708,515)	7,801,462
NET INCREASE (DECREASE) IN NET ASSETS	(43,046,269)	109,233,370	(92,714,815)	(8,007,015)	556,591	6,082,224
NET ASSETS:
Beginning of the period	290,916,071	181,682,701	274,397,516	37,986,421	37,429,830	31,347,606
End of the period	$ 247,869,802	$290,916,071	$181,682,701	$29,979,406	$37,986,421	$37,429,830
SHARES TRANSACTIONS
Subscriptions	140,000	3,670,000	780,000	—	—	575,000
Redemptions	(1,070,000)	(1,950,000)	(4,080,000)	(275,000)	(350,000)	(150,000)
Total increase (decrease) in shares outstanding	(930,000)	1,720,000	(3,300,000)	(275,000)	(350,000)	425,000

The accompanying notes are an integral part of these financial statements.

59

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Bloomberg AI Value Chain ETF		Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$14,547	$5,216	$99,294
Net realized gain (loss)	2,199,766	2,830,842	(158,878)
Net change in unrealized appreciation (depreciation)	(4,678,084)	4,639,885	88,178
Net increase (decrease) in net assets from operations	(2,463,771)	7,475,943	28,594
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(46,500)	(6,153)	(366,243)
Total distributions to shareholders	(46,500)	(6,153)	(366,243)
CAPITAL TRANSACTIONS:
Subscriptions	4,884,020	7,081,285	9,868,265
Redemptions	(7,412,160)	(12,726,595)	—
ETF transaction fees (See Note 1)	3,241	177	256
Net increase (decrease) in net assets from capital transactions	(2,524,899)	(5,645,133)	9,868,521
NET INCREASE (DECREASE) IN NET ASSETS	(5,035,170)	1,824,657	9,530,872
NET ASSETS:
Beginning of the period	26,480,723	24,656,066	—
End of the period	$ 21,445,553	$26,480,723	$9,530,872
SHARES TRANSACTIONS
Subscriptions	100,000	150,000	400,000
Redemptions	(150,000)	(300,000)	—
Total increase (decrease) in shares outstanding	(50,000)	(150,000)	400,000

(a)	Inception date of the Fund was October 28, 2024.
The accompanying notes are an integral part of these financial statements.

60

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify BlueStar Israel Technology ETF		Amplify Cash Flow Dividend Leaders ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$(127,190)	$(104,309)	$260,068	$260,794	$7,010
Net realized gain (loss)	249,205	(9,502,686)	(243,479)	1,478,469	(5,729)
Net change in unrealized appreciation (depreciation)	1,789,415	22,034,756	(877,059)	653,921	(262,022)
Net increase (decrease) in net assets from operations	1,911,430	12,427,761	(860,470)	2,393,184	(260,741)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,561)	—	(260,550)	(260,749)	(6,480)
Total distributions to shareholders	(10,561)	—	(260,550)	(260,749)	(6,480)
CAPITAL TRANSACTIONS:
Subscriptions	15,656,050	13,548,145	16,810,523	19,955,711	5,403,868
Redemptions	(20,643,090)	(26,006,920)	(12,970,373)	(9,112,680)	—
Net increase (decrease) in net assets from capital transactions	(4,987,040)	(12,458,775)	3,840,150	10,843,031	5,403,868
NET INCREASE (DECREASE) IN NET ASSETS	(3,086,171)	(31,014)	2,719,130	12,975,466	5,136,647
NET ASSETS:
Beginning of the period	88,658,504	88,689,518	18,112,113	5,136,647	—
End of the period	$85,572,333	$88,658,504	$20,831,243	$18,112,113	$5,136,647
SHARES TRANSACTIONS
Subscriptions	300,000	300,000	560,000	710,000	220,000
Redemptions	(400,000)	(600,000)	(430,000)	(320,000)	—
Total increase (decrease) in shares outstanding	(100,000)	(300,000)	130,000	390,000	220,000

The accompanying notes are an integral part of these financial statements.

61

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify COWS Covered Call ETF			Amplify CWP Enhanced Dividend Income ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$60,900	$44,743	$3,543	$37,135,692	$60,321,348	$60,061,554
Net realized gain (loss)	(51,244)	58,408	5,228	141,347,890	128,105,133	(4,190,535)
Net change in unrealized appreciation (depreciation)	(643,126)	384,289	(149,162)	(131,175,268)	528,730,934	(30,437,822)
Net increase (decrease) in net assets from operations	(633,470)	487,440	(140,391)	47,308,314	717,157,415	25,433,197
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(372,465)	(28,309)	(20,026)	(94,140,705)	(140,584,687)	(60,061,554)
From return of capital	—	(179,023)	—	—	—	(72,626,691)
Total distributions to shareholders	(372,465)	(207,332)	(20,026)	(94,140,705)	(140,584,687)	(132,688,245)
CAPITAL TRANSACTIONS:
Subscriptions	10,256,358	—	2,975,706	587,980,460	331,766,510	1,010,437,880
Redemptions	(781,440)	(1,543,542)	—	(95,731,105)	(135,406,335)	(164,920,195)
ETF transaction fees (See Note 1)	—	—	—	—	—	5
Net increase (decrease) in net assets from capital transactions	9,474,918	(1,543,542)	2,975,706	492,249,355	196,360,175	845,517,690
NET INCREASE (DECREASE) IN NET ASSETS	8,468,983	(1,263,434)	2,815,289	445,416,964	772,932,903	738,262,642
NET ASSETS:
Beginning of the period	1,551,855	2,815,289	—	3,612,985,677	2,840,052,774	2,101,790,132
End of the period	$ 10,020,838	$1,551,855	$2,815,289	$4,058,402,641	$3,612,985,677	$2,840,052,774
SHARES TRANSACTIONS
Subscriptions	390,000	—	120,000	14,150,000	8,550,000	28,250,000
Redemptions	(30,000)	(60,000)	—	(2,300,000)	(3,700,000)	(4,650,000)
Total increase (decrease) in shares outstanding	360,000	(60,000)	120,000	11,850,000	4,850,000	23,600,000

The accompanying notes are an integral part of these financial statements.

62

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify CWP Growth & Income ETF		Amplify CWP International Enhanced Dividend Income ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$33,399	$4,174	$1,872,535	$2,733,887	$851,164
Net realized gain (loss)	14,559	(7,072)	1,199,552	(364,299)	(992,658)
Net change in unrealized appreciation (depreciation)	(1,377,087)	264,844	4,441,301	14,534,121	(242,709)
Net increase (decrease) in net assets from operations	(1,329,129)	261,946	7,513,388	16,903,709	(384,203)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,049,636)	(27,703)	(4,932,631)	(2,734,332)	(866,121)
From return of capital	—	(31,820)	—	(3,190,333)	(583,515)
Total distributions to shareholders	(1,049,636)	(59,523)	(4,932,631)	(5,924,665)	(1,449,636)
CAPITAL TRANSACTIONS:
Subscriptions	23,459,895	9,952,528	65,117,950	96,572,195	45,304,688
Redemptions	—	—	—	(10,269,535)	(3,441,413)
ETF transaction fees (See Note 1)	—	—	—	—	5,701
Net increase (decrease) in net assets from capital transactions	23,459,895	9,952,528	65,117,950	86,302,660	41,868,976
NET INCREASE (DECREASE) IN NET ASSETS	21,081,130	10,154,951	67,698,707	97,281,704	40,035,137
NET ASSETS:
Beginning of the period	10,154,951	—	139,135,215	41,853,511	1,818,374
End of the period	$ 31,236,081	$10,154,951	$206,833,922	$139,135,215	$41,853,511
SHARES TRANSACTIONS
Subscriptions	875,000	400,000	2,050,000	3,300,000	1,650,000
Redemptions	—	—	—	(375,000)	(125,000)
Total increase (decrease) in shares outstanding	875,000	400,000	2,050,000	2,925,000	1,525,000

(a)	Inception date of the Fund was August 21, 2024.
The accompanying notes are an integral part of these financial statements.

63

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Cybersecurity ETF		Amplify Digital Payments ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$1,974,660	$3,625,606	$(398,785)	$(122,929)
Net realized gain (loss)	11,884,421	170,058,823	17,384,040	(21,074,684)
Net change in unrealized appreciation (depreciation)	62,526,276	277,525,856	(7,290,687)	116,283,477
Net increase (decrease) in net assets from operations	76,385,357	451,210,285	9,694,568	95,085,864
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,382,715)	(3,564,023)	(2,433,538)	(416,255)
Total distributions to shareholders	(1,382,715)	(3,564,023)	(2,433,538)	(416,255)
CAPITAL TRANSACTIONS:
Subscriptions	205,720,255	516,709,955	2,990,110	11,741,025
Redemptions	(95,691,765)	(641,741,930)	(39,837,050)	(165,114,985)
ETF transaction fees (See Note 1)	—	—	693	15,516
Net increase (decrease) in net assets from capital transactions	110,028,490	(125,031,975)	(36,846,247)	(153,358,444)
NET INCREASE (DECREASE) IN NET ASSETS	185,031,132	322,614,287	(29,585,217)	(58,688,835)
NET ASSETS:
Beginning of the period	1,746,406,738	1,423,792,451	298,326,053	357,014,888
End of the period	$ 1,931,437,870	$1,746,406,738	$268,740,836	$298,326,053
SHARES TRANSACTIONS
Subscriptions	2,650,000	8,100,000	50,000	250,000
Redemptions	(1,300,000)	(10,150,000)	(700,000)	(3,650,000)
Total increase (decrease) in shares outstanding	1,350,000	(2,050,000)	(650,000)	(3,400,000)

The accompanying notes are an integral part of these financial statements.

64

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Etho Climate Leadership U.S. ETF		Amplify High Income ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$821,072	$2,045,224	$33,166,804	$34,586,455	$33,462,803
Net realized gain (loss)	3,815,796	14,651,351	1,831,101	(23,759,568)	(24,249,922)
Net change in unrealized appreciation (depreciation)	(17,991,926)	17,614,033	(43,963,512)	98,029,689	(768,803)
Net increase (decrease) in net assets from operations	(13,355,058)	34,310,608	(8,965,607)	108,856,576	8,444,078
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(445,673)	(2,183,651)	(33,354,000)	(35,057,043)	(32,823,110)
From return of capital	—	(82,109)	—	(14,916,957)	(10,544,890)
Total distributions to shareholders	(445,673)	(2,265,760)	(33,354,000)	(49,974,000)	(43,368,000)
CAPITAL TRANSACTIONS:
Subscriptions	2,944,780	59,868,820	70,936,325	168,056,180	115,213,635
Redemptions	(26,732,445)	(75,655,595)	(15,673,345)	(38,893,810)	(37,404,110)
ETF transaction fees (See Note 1)	—	—	260	408	—
Net increase (decrease) in net assets from capital transactions	(23,787,665)	(15,786,775)	55,263,240	129,162,778	77,809,525
NET INCREASE (DECREASE) IN NET ASSETS	(37,588,396)	16,258,073	12,943,633	188,045,354	42,885,603
NET ASSETS:
Beginning of the period	188,779,403	172,521,330	528,992,629	340,947,275	298,061,672
End of the period	$ 151,191,007	$188,779,403	$541,936,262	$528,992,629	$340,947,275
SHARES TRANSACTIONS
Subscriptions	50,000	1,050,000	5,950,000	14,200,000	9,750,000
Redemptions	(450,000)	(1,350,000)	(1,350,000)	(3,350,000)	(3,300,000)
Total increase (decrease) in shares outstanding	(400,000)	(300,000)	4,600,000	10,850,000	6,450,000

The accompanying notes are an integral part of these financial statements.

65

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Junior Silver Miners ETF		Amplify Lithium & Battery Technology ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$2,054,266	$(676,849)	$572,106	$2,131,161	$3,022,707
Net realized gain (loss)	39,648,137	(66,369,979)	(11,559,478)	(40,077,695)	(27,199,764)
Net change in unrealized appreciation (depreciation)	(48,901,394)	390,388,908	2,773,874	39,617,368	(867,592)
Net increase (decrease) in net assets from operations	(7,198,991)	323,342,080	(8,213,498)	1,670,834	(25,044,649)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(60,317,682)	(60,499)	(2,077,324)	(3,657,984)	(6,037,095)
Total distributions to shareholders	(60,317,682)	(60,499)	(2,077,324)	(3,657,984)	(6,037,095)
CAPITAL TRANSACTIONS:
Subscriptions	422,527,570	202,361,105	—	1,802,440	7,256,025
Redemptions	(300,090,360)	(62,019,860)	(12,305,230)	(31,959,675)	(25,274,805)
ETF transaction fees (See Note 1)	—	—	8,281	9,911	11,624
Net increase (decrease) in net assets from capital transactions	122,437,210	140,341,245	(12,296,949)	(30,147,324)	(18,007,156)
NET INCREASE (DECREASE) IN NET ASSETS	54,920,537	463,622,826	(22,587,771)	(32,134,474)	(49,088,900)
NET ASSETS:
Beginning of the period	1,044,021,122	580,398,296	78,567,733	110,702,207	159,791,107
End of the period	$ 1,098,941,659	$1,044,021,122	$55,979,962	$78,567,733	$110,702,207
SHARES TRANSACTIONS
Subscriptions	35,300,000	17,700,000	—	200,000	550,000
Redemptions	(25,550,000)	(5,250,000)	(1,350,000)	(3,400,000)	(2,000,000)
Total increase (decrease) in shares outstanding	9,750,000	12,450,000	(1,350,000)	(3,200,000)	(1,450,000)

The accompanying notes are an integral part of these financial statements.

66

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Natural Resources Dividend Income ETF			Amplify Online Retail ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$205,737	$483,774	$365,921	$(13,614)	$(12,444)	$(256,749)
Net realized gain (loss)	728,167	629,394	115,903	(281,261)	(5,939,617)	(174,441,573)
Net change in unrealized appreciation (depreciation)	(435,617)	454,573	220	(1,534,836)	73,834,775	182,284,853
Net increase (decrease) in net assets from operations	498,287	1,567,741	482,044	(1,829,711)	67,882,714	7,586,531
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(383,112)	(483,774)	(365,917)	—	—	—
From return of capital	—	(188,984)	(129,309)	—	—	—
Total distributions to shareholders	(383,112)	(672,758)	(495,226)	—	—	—
CAPITAL TRANSACTIONS:
Subscriptions	—	10,642,027	11,763,898	22,801,785	17,910,225	67,742,930
Redemptions	(1,370,390)	(6,371,645)	(4,498,650)	(27,012,350)	(82,514,090)	(105,954,075)
ETF transaction fees (See Note #)	—	—	—	2,523	4,519	5,641
Net increase (decrease) in net assets from capital transactions	(1,370,390)	4,270,382	7,265,248	(4,208,042)	(64,599,346)	(38,205,504)
NET INCREASE (DECREASE) IN NET ASSETS	(1,255,215)	5,165,365	7,252,066	(6,037,753)	3,283,368	(30,618,973)
NET ASSETS:
Beginning of the period	14,293,520	9,128,155	1,876,089	159,024,007	155,740,639	186,359,612
End of the period	$ 13,038,305	$14,293,520	$9,128,155	$152,986,254	$159,024,007	$155,740,639
SHARES TRANSACTIONS
Subscriptions	—	375,000	450,000	350,000	350,000	1,450,000
Redemptions	(50,000)	(225,000)	(175,000)	(400,000)	(1,500,000)	(2,350,000)
Total increase (decrease) in shares outstanding	(50,000)	150,000	275,000	(50,000)	(1,150,000)	(900,000)

The accompanying notes are an integral part of these financial statements.

67

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Samsung SOFR ETF		Amplify Seymour Cannabis ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)	Period Ended March 31, 2025 (Unaudited)(b)	Period Ended September 30, 2024(b)	Year Ended October 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$5,725,079	$6,993,195	$437,576	$370,588	$379,055
Net realized gain (loss)	—	—	(56,054,696)	(13,580,690)	(15,091,725)
Net change in unrealized appreciation (depreciation)	—	—	27,874,616	18,328,795	(5,504,762)
Net increase (decrease) in net assets from operations	5,725,079	6,993,195	(27,742,504)	5,118,693	(20,217,432)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,897,966)	(7,066,684)	(5,578,775)	—	—
Total distributions to shareholders	(5,897,966)	(7,066,684)	(5,578,775)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	42,133,608	242,473,702	75,053,190	1,302,555	1,912,410
Redemptions	—	—	(691)	(2,034,410)	(555,060)
ETF transaction fees (See Note 1)	8,427	59,553	1,963	595	—
Net increase (decrease) in net assets from capital transactions	42,142,035	242,533,255	75,054,462	(731,260)	1,357,350
NET INCREASE (DECREASE) IN NET ASSETS	41,969,148	242,459,766	41,733,183	4,387,433	(18,860,082)
NET ASSETS:
Beginning of the period	242,459,766	—	27,977,961	23,590,528	42,450,610
End of the period	$ 284,428,914	$242,459,766	$69,711,144	$27,977,961	$23,590,528
SHARES TRANSACTIONS
Subscriptions	420,000	2,420,000	4,254,167	20,833	33,333
Redemptions	—	—	(687,533)	(37,500)	(12,500)
Total increase (decrease) in shares outstanding	420,000	2,420,000	3,566,634	(16,667)	20,833

(a)	Inception date of the Fund was November 14, 2023.
(b)
During the period ended March 31, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All historical shares transactions information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

68

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Small- Mid Cap Equity ETF	Amplify Transformational Data Sharing ETF
	Period Ended March 31, 2025(a) (Unaudited)	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023
OPERATIONS:
Net investment income (loss)	$3,482	$6,348,772	$8,529,125	$8,744,358
Net realized gain (loss)	(6,979)	62,066,904	147,891,699	(190,252,101)
Net change in unrealized appreciation (depreciation)	(77,202)	(37,025,693)	268,325,953	225,293,158
Net increase (decrease) in net assets from operations	(80,699)	31,389,983	424,746,777	43,785,415
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,480)	(49,345,165)	(12,491,001)	—
Total distributions to shareholders	(3,480)	(49,345,165)	(12,491,001)	—
CAPITAL TRANSACTIONS:
Subscriptions	1,240,500	79,779,125	714,227,950	17,641,355
Redemptions	—	(83,023,220)	(868,167,765)	(98,650,555)
ETF transaction fees (See Note 1)	—	—	6,716	—
Net increase (decrease) in net assets from capital transactions	1,240,500	(3,244,095)	(153,933,099)	(81,009,200)
NET INCREASE (DECREASE) IN NET ASSETS	1,156,321	(21,199,277)	258,322,677	(37,223,785)
NET ASSETS:
Beginning of the period	—	685,397,277	427,074,600	464,298,385
End of the period	$ 1,156,321	$664,198,000	$685,397,277	$427,074,600
SHARES TRANSACTIONS
Subscriptions	50,000	1,650,000	25,200,000	950,000
Redemptions	—	(1,950,000)	(27,700,000)	(5,250,000)
Total increase (decrease) in shares outstanding	50,000	(300,000)	(2,500,000)	(4,300,000)

(a)	Inception date of the Fund was October 22, 2024.
The accompanying notes are an integral part of these financial statements.

69

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Travel Tech ETF		Amplify Video Game Leaders ETF
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(63,365)	$273,859	$163,289	$44,076
Net realized gain (loss)	(6,115,921)	(8,855,702)	1,607,153	(4,579,153)
Net change in unrealized appreciation (depreciation)	4,984,865	26,076,195	(1,584,755)	13,660,102
Net increase (decrease) in net assets from operations	(1,194,421)	17,494,352	185,687	9,125,025
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(238,899)	(227,895)	(32,197)
From return of capital	—	(13,494)	—	—
Total distributions to shareholders	—	(252,393)	(227,895)	(32,197)
CAPITAL TRANSACTIONS:
Subscriptions	—	17,755,390	—	—
Redemptions	(13,821,065)	(73,386,860)	(3,567,445)	(11,698,250)
ETF transaction fees (See Note 1)	4,330	13,805	430	12,815
Net increase (decrease) in net assets from capital transactions	(13,816,735)	(55,617,665)	(3,567,015)	(11,685,435)
NET INCREASE (DECREASE) IN NET ASSETS	(15,011,156)	(38,375,706)	(3,609,223)	(2,592,607)
NET ASSETS:
Beginning of the period	65,553,050	103,928,756	40,251,747	42,844,354
End of the period	$50,541,894	$65,553,050	$36,642,524	$40,251,747
SHARES TRANSACTIONS
Subscriptions	—	900,000	—	—
Redemptions	(650,000)	(3,850,000)	(50,000)	(200,000)
Total increase (decrease) in shares outstanding	(650,000)	(2,950,000)	(50,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

70

AMPLIFY ETF TRUST
Statements of Changes in Net Assets(Continued)

	Amplify Weight Loss Drug & Treatment ETF
	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$24,991	$9,430
Net realized gain (loss)	(99,843)	1,885
Net change in unrealized appreciation (depreciation)	(828,693)	122,083
Net increase (decrease) in net assets from operations	(903,545)	133,398
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,582)	—
Total distributions to shareholders	(39,582)	—
CAPITAL TRANSACTIONS:
Subscriptions	—	4,680,761
ETF transaction fees (See Note 1)	—	75
Net increase (decrease) in net assets from capital transactions	—	4,680,836
NET INCREASE (DECREASE) IN NET ASSETS	(943,127)	4,814,234
NET ASSETS:
Beginning of the period	4,814,234	—
End of the period	$ 3,871,107	$4,814,234
SHARES TRANSACTIONS
Subscriptions	—	180,000
Total increase (decrease) in shares outstanding	—	180,000

(a)	Inception date of the Fund was May 20, 2024.
The accompanying notes are an integral part of these financial statements.

71

Amplify AI Powered Equity ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$37.54	$29.77	$28.92	$41.12	$30.72	$26.19
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.25	0.35	0.09	(0.03)	0.14
Net realized and unrealized gain (loss) on investments(b)	(0.76)	7.78	0.87	(11.57)	10.47	4.52
Total from investment operations	(0.68)	8.03	1.22	(11.48)	10.44	4.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.26)	(0.37)	—	(0.04)	(0.13)
Net realized gains	—	—	—	(0.72)	—	—
Total distributions	(0.01)	(0.26)	(0.37)	(0.72)	(0.04)	(0.13)
Net asset value, end of period	$36.85	$37.54	$29.77	$28.92	$41.12	$30.72
Total return(c)	−1.78%	27.00%	4.20%	−28.45%	34.00%	17.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,351	$106,040	$101,950	$99,060	$167,562	$92,933
Ratio of expenses to average net assets(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(d)	0.42%	0.73%	1.17%	0.24%	(0.09)%	0.49%
Portfolio turnover rate(c)(e)	492%	1159%	2719%	1708%	540%	239%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

72

Amplify Alternative Harvest ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)(f)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$39.72	$43.68	$55.44	$172.80	$124.44	$249.96
INVESTMENT OPERATIONS:
Net investment income(a)	5.67	3.00	1.44	2.16	3.12	10.92
Net realized and unrealized gain (loss) on investments(b)	(25.65)	(2.88)	(11.76)	(117.36)	48.12	(125.88)
Total from investment operations	(19.98)	0.12	(10.32)	(115.20)	51.24	(114.96)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(3.60)	(1.44)	(2.16)	(2.88)	(10.56)
Return of capital	—	(0.48)	—	—	—	—
Total distributions	(0.24)	(4.08)	(1.44)	(2.16)	(2.88)	(10.56)
Net asset value, end of period	$19.50	$39.72	$43.68	$55.44	$172.80	$124.44
Total return(c)	−50.41%	0.40%	−18.67%	−67.06%	40.90%	−46.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$112,431	$229,261	$259,615	$324,730	$1,067,609	$495,971
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
After expense reimbursement/recoupment(d)	0.41%	0.39%	0.46%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(d)	1.23%	7.29%	2.89%	1.95%	1.39%	6.27%
Portfolio turnover rate(c)(e)	61%	45%	60%	74%	75%	46%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
During the period ended March 31, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

73

Amplify BlackSwan Growth & Treasury Core ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$30.43	$23.17	$24.63	$35.72	$30.87	$28.57
INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.70	0.74	0.33	0.09	0.12
Net realized and unrealized gain (loss) on investments(b)	(1.70)	7.30	(1.43)	(9.41)	5.25	3.05
Total from investment operations	(1.27)	8.00	(0.69)	(9.08)	5.34	3.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.74)	(0.77)	(0.38)	(0.07)	(0.19)
Net realized gains	—	—	—	(1.63)	(0.42)	(0.68)
Total distributions	(0.44)	(0.74)	(0.77)	(2.01)	(0.49)	(0.87)
ETF transaction fees per share	—	0.00(c)	—	—	—	0.00(c)
Net asset value, end of period	$28.72	$30.43	$23.17	$24.63	$35.72	$30.87
Total return(d)	−4.19%	34.80%	−2.97%	−26.77%	17.44%	11.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$247,870	$290,916	$181,683	$274,398	$911,467	$685,231
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	2.90%	2.81%	2.92%	1.08%	0.25%	0.40%
Portfolio turnover rate(d)(f)	25%	61%	218%	286%	194%	162%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

74

Amplify BlackSwan ISWN ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,		Period Ended October 31, 2021(a)
			2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$20.53	$17.01	$17.66	$25.50	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.52	0.55	0.30	0.07
Net realized and unrealized gain (loss) on investments(c)	(1.49)	3.58	(0.66)	(7.77)	0.48
Total from investment operations	(1.19)	4.10	(0.11)	(7.47)	0.55
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.58)	(0.54)	(0.27)	(0.05)
Net realized gains	—	—	—	(0.10)	—
Total distributions	(0.31)	(0.58)	(0.54)	(0.37)	(0.05)
Net asset value, end of period	$19.03	$20.53	$17.01	$17.66	$25.50
Total return(d)	−5.75%	24.31%	−0.80%	−29.51%	2.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$29,979	$37,986	$37,430	$31,348	$43,353
Ratio of expenses to average net assets(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	3.20%	2.95%	2.93%	1.42%	0.38%
Portfolio turnover rate(d)(f)	18%	32%	195%	221%	123%

(a)	Inception date of the Fund was January 25, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

75

Amplify Bloomberg AI Value Chain ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$48.15	$35.22	$28.66	$51.58	$42.29	$35.92
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	0.01	(0.03)	(0.03)	0.26
Net realized and unrealized gain (loss) on investments(b)	(5.21)	12.93	6.55	(22.89)	9.45	6.34
Total from investment operations	(5.18)	12.94	6.56	(22.92)	9.42	6.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)	(0.01)	—	—	(0.13)	(0.23)
Total distributions	(0.09)	(0.01)	—	—	(0.13)	(0.23)
ETF transaction fees per share	0.01	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$42.89	$48.15	$35.22	$28.66	$51.58	$42.29
Total return(d)	−10.75%	36.72%	22.92%	−44.44%	22.28%	18.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,446	$26,481	$24,656	$22,925	$54,155	$46,515
Ratio of expenses to average net assets(e)	0.60%	0.68%	0.68%	0.68%	0.68%	0.71%
Ratio of net investment income (loss) to average net assets(e)	0.12%	0.02%	0.02%	(0.09)%	(0.06)%	0.70%
Portfolio turnover rate(d)(f)	105%	36%	29%	28%	14%	104%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

76

Amplify Bloomberg U.S. Treasury 12% Premium Income ETF
Financial Highlights

Period Ended March 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.35
Net realized and unrealized gain (loss) on investments(d)	(0.31)
Total from investment operations	0.04
LESS DISTRIBUTIONS FROM:
Net investment income	(1.21)
Total distributions	(1.21)
ETF transaction fees per share	0.00(e)
Net asset value, end of period	$23.83
Total return(f)	0.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,531
Ratio of expenses to average net assets(g)(h)	0.30%
Ratio of net investment income (loss) to average net assets(g)(h)	3.48%
Portfolio turnover rate(f)(i)	108%

(a)	Inception date of the Fund was October 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

77

Amplify BlueStar Israel Technology ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$47.92	$41.25	$43.94	$66.09	$55.57	$39.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.06)	0.00(b)	(0.05)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments(c)	1.06	6.73	(2.69)	(22.10)	10.97	15.71
Total from investment operations	0.99	6.67	(2.69)	(22.15)	10.96	15.65
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—	(0.44)	—
Total distributions	(0.01)	—	—	—	(0.44)	—
Net asset value, end of period	$48.90	$47.92	$41.25	$43.94	$66.09	$55.57
Total return(d)	2.05%	16.18%	−6.12%	−33.52%	19.76%	39.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$85,572	$88,659	$88,690	$116,443	$191,673	$127,802
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.28)%	(0.12)%	0.00%(f)	(0.10)%	(0.02)%	(0.12)%
Portfolio turnover rate(d)(g)	9%	21%	17%	25%	21%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

78

Amplify Cash Flow Dividend Leaders ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$29.69	$23.35	$25.13
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.59	0.05
Net realized and unrealized gain (loss) on investments(c)	(1.54)	6.34	(1.79)
Total from investment operations	(1.18)	6.93	(1.74)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.59)	(0.04)
Total distributions	(0.36)	(0.59)	(0.04)
Net asset value, end of period	$28.15	$29.69	$23.35
Total return(d)	−4.02%	29.91%	−6.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,831	$18,112	$5,137
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.39%	0.39%	0.39%
After expense reimbursement/recoupment(e)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(e)	2.40%	2.30%	1.46%
Portfolio turnover rate(d)(f)	86%	140%	21%

(a)	Inception date of the Fund was September 12, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

79

Amplify COWS Covered Call ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Period Ended October 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.86	$23.46	$24.92
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.40	0.03
Net realized and unrealized gain (loss) on investments(c)	(1.10)	3.89	(1.32)
Total from investment operations	(0.89)	4.29	(1.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.11)	(0.26)	(0.17)
Return of capital	—	(1.63)	—
Total distributions	(1.11)	(1.89)	(0.17)
Net asset value, end of period	$23.86	$25.86	$23.46
Total return(d)	−3.62%	18.64%	−5.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,021	$1,552	$2,815
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	1.64%	1.70%	1.14%
Portfolio turnover rate(d)(f)	225%	—%	—%

(a)	Inception date of the Fund was September 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

80

Amplify CWP Enhanced Dividend Income ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$41.15	$34.24	$35.41	$37.11	$29.22	$30.41
INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.73	0.78	0.59	0.49	0.48
Net realized and unrealized gain (loss) on investments(b)	0.18	7.87	(0.24)	(0.57)	9.22	0.79
Total from investment operations	0.58	8.60	0.54	0.02	9.71	1.27
LESS DISTRIBUTIONS FROM:
Net investment income	(1.00)	(1.51)	(0.77)	(0.58)	(1.56)	(0.27)
Net realized gains	—	(0.18)	—	(0.28)	(0.11)	(0.86)
Return of capital	—	—	(0.94)	(0.86)	(0.15)	(1.33)
Total distributions	(1.00)	(1.69)	(1.71)	(1.72)	(1.82)	(2.46)
ETF transaction fees per share	—	0.00(c)	0.00(c)	—	—	—
Net asset value, end of period	$40.73	$41.15	$34.24	$35.41	$37.11	$29.22
Total return(d)	1.39%	25.61%	1.47%	0.14%	33.81%	4.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,058,403	$3,612,986	$2,840,053	$2,101,790	$766,353	$106,668
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.55%	0.55%	0.55%	0.55%	0.61%	0.95%
After expense reimbursement/ recoupment(e)	0.54%	0.54%	0.55%	0.55%	0.54%	0.49%
Ratio of net investment income (loss) to average net assets(e)	1.93%	2.09%	2.20%	1.67%	1.38%	1.62%
Portfolio turnover rate(d)(f)	40%	73%	66%	87%	89%	86%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

Amplify CWP Growth & Income ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.02
Net realized and unrealized gain (loss) on investments(c)	0.27	0.52
Total from investment operations	0.31	0.54
LESS DISTRIBUTIONS FROM:
Net investment income	(1.20)	(0.07)
Return of capital	—	(0.08)
Total distributions	(1.20)	(0.15)
Net asset value, end of period	$24.50	$25.39
Total return(d)	1.01%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,236	$10,155
Ratio of expenses to average net assets(e)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(e)	0.33%	0.62%
Portfolio turnover rate(d)(f)	155%	27%

(a)	Inception date of the Fund was August 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

82

Amplify CWP International Enhanced Dividend Income ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.71	$26.16	$24.24	$25.03
INVESTMENT OPERATIONS:
Net investment income(b)	0.41	0.80	1.03	0.09
Net realized and unrealized gain (loss) on investments(c)	1.28	5.44	2.51	(0.63)
Total from investment operations	1.69	6.24	3.54	(0.54)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.94)	(0.78)	(0.98)	(0.07)
Return of capital	—	(0.91)	(0.65)	(0.18)
Total distributions	(0.94)	(1.69)	(1.63)	(0.25)
ETF transaction fees per share	—	0.00(d)	0.01	—
Net asset value, end of period	$31.46	$30.71	$26.16	$24.24
Total return(e)	5.45%	24.20%	14.59%	−2.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$206,834	$139,135	$41,854	$1,818
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	2.40%	2.90%	3.78%	2.40%
Portfolio turnover rate(e)(g)	52%	104%	83%	12%

(a)	Inception date of the Fund was September 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

83

Amplify Cybersecurity ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$68.35	$51.59	$43.38	$60.97	$46.56	$37.46
INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.13	0.09	0.06	0.20	0.64
Net realized and unrealized gain (loss) on investments(b)	3.42	16.76	8.22	(17.59)	14.39	9.10
Total from investment operations	3.50	16.89	8.31	(17.53)	14.59	9.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)	(0.13)	(0.10)	(0.06)	(0.18)	(0.64)
Total distributions	(0.05)	(0.13)	(0.10)	(0.06)	(0.18)	(0.64)
ETF transaction fees per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$71.80	$68.35	$51.59	$43.38	$60.97	$46.56
Total return(d)	5.12%	32.78%	19.18%	−28.77%	31.34%	26.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,931,438	$1,746,407	$1,423,792	$1,431,515	$2,307,648	$1,503,814
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.20%	0.22%	0.20%	0.11%	0.35%	1.50%
Portfolio turnover rate(d)(f)	15%	71%	16%	51%	34%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

Amplify Digital Payments ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$52.34	$39.23	$37.85	$67.82	$54.30	$46.60
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.07)	(0.02)	0.02	(0.04)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments(b)	1.39	13.18	1.36	(29.93)	13.65	7.75
Total from investment operations	1.32	13.16	1.38	(29.97)	13.52	7.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.05)	—	—	—	(0.02)
Total distributions	(0.44)	(0.05)	—	—	—	(0.02)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	—	0.01
Net asset value, end of period	$53.22	$52.34	$39.23	$37.85	$67.82	$54.30
Total return(d)	2.44%	33.55%	3.64%	−44.18%	24.91%	16.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$268,741	$298,326	$357,015	$507,208	$1,193,637	$798,142
Ratio of expenses to average net assets(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.25)%	(0.04)%	0.06%	(0.09)%	(0.20)%	(0.08)%
Portfolio turnover rate(d)(f)	18%	47%	23%	35%	27%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

Amplify Etho Climate Leadership U.S. ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$59.93	$50.01	$46.15	$59.36	$44.18	$39.58
INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.63	0.63	0.52	0.47	0.41
Net realized and unrealized gain (loss) on investments(b)	(5.07)	9.99	3.87	(13.26)	15.17	4.54
Total from investment operations	(4.80)	10.62	4.50	(12.74)	15.64	4.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.67)	(0.64)	(0.47)	(0.46)	(0.35)
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.15)	(0.70)	(0.64)	(0.47)	(0.46)	(0.35)
Net asset value, end of period	$54.98	$59.93	$50.01	$46.15	$59.36	$44.18
Total return(c)	−8.04%	21.33%	9.74%	−21.58%	35.48%	12.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$151,191	$188,779	$172,521	$147,670	$178,070	$90,561
Ratio of expenses to average net assets(d)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(d)	0.90%	1.15%	1.22%	0.92%	0.83%	1.00%
Portfolio turnover rate(c)(e)	2%	78%	50%	30%	45%	37%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

Amplify High Income ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.30	$10.60	$11.60	$17.04	$14.28	$17.62
INVESTMENT OPERATIONS:
Net investment income(a)	0.72	0.92	1.12	0.89	0.81	0.97
Net realized and unrealized gain (loss) on investments(b)	(0.91)	2.10	(0.68)	(4.89)	3.48	(2.69)
Total from investment operations	(0.19)	3.02	0.44	(4.00)	4.29	(1.72)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	(0.93)	(1.09)	(0.93)	(0.86)	(1.03)
Return of capital	—	(0.39)	(0.35)	(0.51)	(0.67)	(0.59)
Total distributions	(0.72)	(1.32)	(1.44)	(1.44)	(1.53)	(1.62)
ETF transaction fees per share	0.00(c)	0.00(c)	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$11.39	$12.30	$10.60	$11.60	$17.04	$14.28
Total return(d)	−1.63%	29.67%	3.52%	−24.46%	30.71%	−9.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$541,936	$528,993	$340,947	$298,062	$448,971	$222,820
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	12.21%	8.53%	9.57%	6.23%	4.81%	6.29%
Portfolio turnover rate(d)(f)	27%	110%	48%	59%	90%	43%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

87

Amplify Junior Silver Miners ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.87	$8.45	$9.11	$11.82	$13.79	$9.45
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	(0.01)	(0.02)	0.01	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	(0.08)	4.43	(0.63)	(2.68)	(1.76)	4.56
Total from investment operations	(0.06)	4.42	(0.65)	(2.67)	(1.77)	4.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.72)	—	(0.01)	(0.04)	(0.20)	(0.17)
Total distributions	(0.72)	—	(0.01)	(0.04)	(0.20)	(0.17)
ETF transaction fees per share	—	0.00(c)	—	0.00(c)	0.00(c)	—
Net asset value, end of period	$12.09	$12.87	$8.45	$9.11	$11.82	$13.79
Total return(d)	0.87%	52.30%	−7.23%	−22.63%	−13.06%	48.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,098,942	$1,044,021	$580,398	$606,358	$727,987	$408,319
Ratio of expenses to average net assets(e)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(e)	0.41%	(0.09)%	(0.16)%	0.12%	(0.10)%	(0.46)%
Portfolio turnover rate(d)(f)	37%	56%	80%	34%	26%	71%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

88

Amplify Lithium & Battery Technology ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.76	$9.84	$12.58	$19.59	$10.83	$10.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.22	0.25	0.49	0.27	0.16
Net realized and unrealized gain (loss) on investments(b)	(1.20)	0.04	(2.51)	(7.08)	8.50	0.41
Total from investment operations	(1.12)	0.26	(2.26)	(6.59)	8.77	0.57
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.34)	(0.48)	(0.42)	(0.03)	(0.35)
Total distributions	(0.28)	(0.34)	(0.48)	(0.42)	(0.03)	(0.35)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.02	0.02
Net asset value, end of period	$8.36	$9.76	$9.84	$12.58	$19.59	$10.83
Total return(d)	−11.73%	2.38%	−18.52%	−34.28%	81.32%	5.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,980	$78,568	$110,702	$159,791	$234,137	$9,747
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.59%	0.59%	0.59%	0.59%	0.59%	0.89%
After expense reimbursement/ recoupment(e)	0.59%	0.59%	0.59%	0.59%	0.59%	0.71%
Ratio of net investment income (loss) to average net assets(e)	1.68%	2.60%	1.98%	3.05%	1.57%	1.60%
Portfolio turnover rate(d)(f)	50%	69%	42%	42%	51%	131%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

89

Amplify Natural Resources Dividend Income ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31, 2023	Period Ended October 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.59	$26.08	$25.01	$25.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	1.12	1.65	0.18
Net realized and unrealized gain (loss) on investments(c)	0.77	2.95	1.34	(0.76)
Total from investment operations	1.20	4.07	2.99	(0.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(1.12)	(1.42)	(0.18)
Return of capital	—	(0.44)	(0.50)	(0.02)
Total distributions	(0.82)	(1.56)	(1.92)	(0.20)
Net asset value, end of period	$28.97	$28.59	$26.08	$25.01
Total return(d)	4.30%	15.83%	12.34%	−2.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,038	$14,294	$9,128	$1,876
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	3.02%	4.35%	6.34%	3.94%
Portfolio turnover rate(d)(f)	76%	106%	135%	31%

(a)	Inception date of the Fund was August 23, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

90

Amplify Online Retail ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$61.16	$41.53	$40.08	$110.70	$88.69	$48.49
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.00)(b)	(0.06)	0.37	(0.07)	0.58
Net realized and unrealized gain (loss) on investments(c)	(1.16)	19.63	1.51	(70.99)	22.70	39.77
Total from investment operations	(1.17)	19.63	1.45	(70.62)	22.63	40.35
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.62)	(0.15)
Total distributions	—	—	—	—	(0.62)	(0.15)
ETF transaction fees per share	0.00(b)	0.00(b)	—	—	0.00(b)	—
Net asset value, end of period	$59.99	$61.16	$41.53	$40.08	$110.70	$88.69
Total return(d)	−1.91%	47.28%	3.62%	−63.80%	25.49%	83.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$152,986	$159,024	$155,741	$186,360	$896,682	$971,146
Ratio of expenses to average net assets(e)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(e)	(0.02)%	(0.01)%	(0.13)%	0.56%	(0.06)%	0.82%
Portfolio turnover rate(d)(f)	18%	38%	62%	57%	61%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

Amplify Samsung SOFR ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$100.19	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.20	4.60
Net realized and unrealized gain (loss) on investments(c)	—	0.01
Total from investment operations	2.20	4.61
LESS DISTRIBUTIONS FROM:
Net investment income	(2.24)	(4.46)
Total distributions	(2.24)	(4.46)
ETF transaction fees per share	0.00(d)	0.04
Net asset value, end of period	$100.15	$100.19
Total return(e)	2.22%	4.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$284,429	$242,460
Ratio of expenses to average net assets(f)	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(f)	4.40%	5.26%
Portfolio turnover rate(e)(g)	—%	—%

(a)	Inception date of the Fund was November 14, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

92

Amplify Seymour Cannabis ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)(g)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$53.76	$43.92	$82.20	$208.44	$141.72	$187.32
INVESTMENT OPERATIONS:
Net investment income(a)	3.70	0.72	0.72	0.00(b)	0.12	3.72
Net realized and unrealized gain (loss) on investments(c)	(29.73)	9.12	(39.00)	(126.24)	67.80	(48.36)
Total from investment operations	(26.03)	9.84	(38.28)	(126.24)	67.92	(44.64)
LESS DISTRIBUTIONS FROM:
Net investment income	(10.68)	—	—	(0.00)(b)	(1.20)	(0.96)
Total distributions	(10.68)	—	—	(0.00)(b)	(1.20)	(0.96)
ETF transaction fees per share	0.00(b)	0.00(b)	—	—	—	—
Net asset value, end of period	$17.05	$53.76	$43.92	$82.20	$208.44	$141.72
Total return(d)	−53.26%	22.42%	−46.60%	−60.58%	47.93%	−24.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,711	$27,978	$23,591	$42,451	$103,361	$6,497
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.18%	1.33%	1.43%	1.08%	0.97%	5.61%
After expense reimbursement/ recoupment(e)	0.75%	0.75%	0.75%	0.75%	0.75%	2.22%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(e)	—%	—%	—%	—%	—%	1.47%
Ratio of operational expenses to average net assets excluding(e)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	2.29%	1.33%	1.27%	0.05%	0.05%	2.93%
Portfolio turnover rate(d)(f)	17%	2%	46%	27%	124%	64%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
During the period ended March 31, 2025, the Fund effected the following reverse stock split: February 21, 2025, 1 for 12. All historical per share information has been retroactively adjusted to reflect this reverse stock split.

The accompanying notes are an integral part of these financial statements.

93

Amplify Small-Mid Cap Equity ETF
Financial Highlights

Period Ended March 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.81
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	(1.68)
Total from investment operations	(1.61)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Total distributions	(0.07)
Net asset value, end of period	$23.13
Total return(d)	−6.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,156
Ratio of expenses to average net assets(e)	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.65%
Portfolio turnover rate(d)(f)	20%

(a)	Inception date of the Fund was October 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

94

Amplify Transformational Data Sharing ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024	Year Ended October 31,
			2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$37.56	$20.58	$18.53	$55.37	$24.80	$18.21
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.34	0.36	0.38	0.41	0.24	0.17
Net realized and unrealized gain (loss) on investments(c)	1.69	16.96	1.67	(31.50)	30.98	6.80
Total from investment operations	2.03	17.32	2.05	(31.09)	31.22	6.97
LESS DISTRIBUTIONS FROM:
Net investment income	(2.59)	(0.34)	—	(5.75)	(0.66)	(0.39)
Total distributions	(2.59)	(0.34)	—	(5.75)	(0.66)	(0.39)
ETF transaction fees per share	—	0.00(d)	—	0.00(d)	0.01	0.01
Net asset value, end of period	$37.00	$37.56	$20.58	$18.53	$55.37	$24.80
Total return(e)	4.36%	84.42%	11.05%	−61.76%	127.54%	38.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$664,198	$685,397	$427,075	$464,298	$1,495,050	$132,705
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(g)	0.70%	0.70%	0.70%	0.70%	0.73%	0.90%
After expense reimbursement/ recoupment(f)(g)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets(f)(g)	1.51%	1.26%	1.94%	1.33%	0.50%	0.85%
Portfolio turnover rate(e)(h)	24%	41%	36%	39%	41%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

95

Amplify Travel Tech ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$20.49	$16.90	$15.86	$28.37	$18.88	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.06	(0.08)	(0.10)	(0.13)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(0.65)	3.59	1.12	(12.42)	9.60	(6.12)
Total from investment operations	(0.67)	3.65	1.04	(12.52)	9.47	(6.14)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	—	—	(0.01)	—
Return of capital	—	(0.00)(d)	—	—	—	—
Total distributions	—	(0.06)	—	—	(0.01)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.01	0.03	0.02
Net asset value, end of period	$19.82	$20.49	$16.90	$15.86	$28.37	$18.88
Total return(e)	−3.25%	21.59%	6.54%	−44.08%	50.35%	−24.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,542	$65,553	$103,929	$146,718	$321,957	$15,100
Ratio of expenses to average net assets(f)	0.75%	0.75%	0.75%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	—%	—%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding(f)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.21)%	0.31%	(0.49)%	(0.47)%	(0.43)%	0.30%
Portfolio turnover rate(e)(g)	21%	33%	48%	40%	57%	49%

(a)	Inception date of the Fund was February 12, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

96

Amplify Video Game Leaders ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$67.09	$53.56	$51.00	$83.69	$67.61	$41.50
INVESTMENT OPERATIONS:
Net investment income(a)	0.28	0.06	0.17	0.25	0.74	0.25
Net realized and unrealized gain (loss) on investments(b)	(0.37)	13.50	2.38	(30.82)	15.96	26.26
Total from investment operations	(0.09)	13.56	2.55	(30.57)	16.70	26.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.05)	—	(2.14)	(0.72)	(0.41)
Total distributions	(0.38)	(0.05)	—	(2.14)	(0.72)	(0.41)
ETF transaction fees per share	0.00(c)	0.02	0.01	0.02	0.10	0.01
Net asset value, end of period	$66.62	$67.09	$53.56	$51.00	$83.69	$67.61
Total return(d)	−0.12%	25.36%	5.01%	−37.58%	24.91%	64.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,643	$40,252	$42,844	$51,001	$100,427	$121,699
Ratio of expenses to average net assets(e)	0.69%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.82%	0.11%	0.29%	0.33%	0.87%	0.51%
Portfolio turnover rate(d)(f)	97%	52%	44%	53%	89%	53%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period/year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

Amplify Weight Loss Drug & Treatment ETF
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.75	$25.21
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.08
Net realized and unrealized gain (loss) on investments(c)	(5.16)	1.46
Total from investment operations	(5.02)	1.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—
Net realized gains	(0.14)	—
Total distributions	(0.22)	—
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$21.51	$26.75
Total return(e)	−18.81%	6.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,871	$4,814
Ratio of expenses to average net assets(f)	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(f)	1.17%	0.83%
Portfolio turnover rate(e)(g)	22%	36%

(a)	Inception date of the Fund was May 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period/years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period/year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

98

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)
1. ORGANIZATION
Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of multiple operational series, all of which are covered in this report (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.
The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”), the Nasdaq Stock Market LLC (“Nasdaq”), and the Cboe BZX Exchange, Inc. (“Cboe”) (each an “Exchange” and collectively the “Exchanges”). Shares of the Funds trade on the Exchanges at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). The Funds will issue and redeem shares on a continuous basis at NAV only in creation units.
Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed an Authorized Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges. In addition to the transaction fees noted below, each Fund may also charge up to a 2% variable fee on the creation or redemption of Creation or Redemption Units. Variable transaction fees during the fiscal year, if any, are disclosed in the Statements of Changes in Net Assets.

Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify AI Powered Equity ETF	AIEQ	October 17, 2017	Diversified	NYSE	300	25,000
Amplify Alternative Harvest ETF	MJ	December 3, 2015	Non-Diversified	NYSE	500	50,000
Amplify BlackSwan Growth & Treasury Core ETF	SWAN	November 5, 2018	Diversified	NYSE	300	10,000
Amplify BlackSwan ISWN ETF	ISWN	January 25, 2021	Non-Diversified	NYSE	300	25,000
Amplify Bloomberg AI Value Chain ETF	AIVC	March 8, 2016	Non-Diversified	NYSE	500	50,000
Amplify Bloomberg U.S. Treasury 12% Premium Income ETF	TLTP	October 22, 2024	Non-Diversified	CBOE	300	10,000
Amplify BlueStar Israel Technology ETF	ITEQ	November 2, 2015	Non-Diversified	NYSE	500	50,000
Amplify Cash Flow Dividend Leaders ETF	COWS	September 12, 2023	Non-Diversified	NASDAQ	300	10,000
Amplify COWS Covered Call ETF	HCOW	September 19, 2023	Non-Diversified	NASDAQ	300	30,000
Amplify CWP Enhanced Dividend Income ETF	DIVO	December 13, 2016	Non-Diversified	NYSE	500	50,000
Amplify CWP Growth & Income ETF	QDVO	August 21, 2024	Non-Diversified	NYSE	300	25,000
Amplify CWP International Enhanced Dividend Income ETF	IDVO	September 7, 2022	Non-Diversified	NYSE	300	25,000
Amplify Cybersecurity ETF	HACK	November 11, 2014	Non-Diversified	NYSE	500	50,000
Amplify Digital Payments ETF	IPAY	July 15, 2015	Non-Diversified	NYSE	300	50,000
Amplify Etho Climate Leadership U.S. ETF	ETHO	November 18, 2015	Non-Diversified	NYSE	750	50,000
Amplify High Income ETF	YYY	June 11, 2012	Diversified	NYSE	500	50,000
Amplify Junior Silver Miners ETF	SILJ	November 28, 2012	Non-Diversified	NYSE	500	50,000
Amplify Lithium & Battery Technology ETF	BATT	June 4, 2018	Non-Diversified	NYSE	1,000	50,000

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Fund Name	Ticker	Commencement of Operations	Diversification	Exchange	Transaction Fees	Creation Unit Size
Amplify Natural Resources Dividend Income ETF	NDIV	August 23, 2022	Non-Diversified	NYSE	300	25,000
Amplify Online Retail ETF	IBUY	April 19, 2016	Diversified	NYSE	500	50,000
Amplify Samsung SOFR ETF	SOFR	November 14, 2023	Non-Diversified	NYSE	300	10,000
Amplify Seymour Cannabis ETF	CNBS	July 22, 2019	Non-Diversified	NYSE	500	50,000
Amplify Small-Mid Cap Equity ETF	SMAP	October 22, 2024	Diversified	NYSE	300	25,000
Amplify Transformational Data Sharing ETF	BLOK	January 16, 2018	Diversified	NYSE	500	50,000
Amplify Travel Tech ETF	AWAY	February 12, 2020	Non-Diversified	NYSE	500	50,000
Amplify Video Game Leaders ETF	GAMR	March 8, 2016	Non-Diversified	NYSE	750	10,000
Amplify Weight Loss Drug & Treatment ETF	THNR	May 20, 2024	Non-Diversified	NYSE	300	10,000

The investment objectives of the Funds are to seek investment results that generally correspond (before fees and expenses) to the price and yield of the following indexes, respectively.

Ticker	Index
AIEQ	AI Powered Equity Index
MJ	Prime Alternative Harvest Index
SWAN	S-Network BlackSwan Core Index
ISWN	S-Network International BlackSwan Index
AIVC	Bloomberg AI Value Chain Index
TLTP	Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index
ITEQ	BlueStar Israel Global Technology IndexTM
COWS	Kelly US Cash Flow Dividend Leaders Index
HACK	Nasdaq ISE Cyber Security Select Index
IPAY	Nasdaq CTA Global Digital Payments Index
ETHO	Etho Climate Leadership Index
YYY	ISE High IncomeTM Index
SILJ	Nasdaq Junior Silver MinersTM Index
BATT	EQM Lithium & Battery Technology Index
NDIV	EQM Natural Resources Dividend Income Index
IBUY	EQM Online Retail Index
AWAY	Prime Travel Technology Index
GAMR	VettaFi Video Game Leaders Index
THNR	VettaFi Weight Loss Drug & Treatment Index

The investment objective of DIVO and IDVO is to provide current income as its primary objective and to provide capital appreciation as its secondary objective. The investment objective of BLOK is to provide investors with total return. The investment objective of CNBS is to provide investors capital appreciation. The investment objective of HCOW is to provide investors with current income. The investment objective of SOFR is to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (“SOFR”). The investment objective of QDVO is to provide capital appreciation as its primary objective and to provide high current income as its secondary objective. The investment objective of SMAP is to provide capital appreciation.
Effective December 12, 2023, the Board of Trustees approved a change in fiscal year end for the Funds from October 31 to September 30.
The Acquiring Funds are the successor in interest to the Predecessor Funds listed below which were included as a series of another investment company, ETF Managers Trust (“Predecessor Trust”). On January 19, 2024, the shareholders of the Predecessor Funds approved the tax-free reorganization of the Predecessor Funds with and into the Amplify ETF Trust, and effective as of the close of business on January 26, 2024, the assets and liabilities of the Predecessor Funds were transferred to the Trust in exchange for shares of the Acquiring Funds. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the

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investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Acquiring Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Acquiring Funds in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Funds was September 30. The reporting period covered under Period ended September 30, 2024 within this semi-annual report for the Acquiring Funds is October 1, 2023 through September 30, 2024. Operations prior to January 26, 2024 were for the Predecessor Fund. The net assets and shares outstanding transferred into the Trust at NAV at the close of business on January 26, 2024 were as follows:

Predecessor Fund	Acquiring Fund	Net Assets	Net Unrealized Appreciation (Depreciation)	Undistributed (Accumulated) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Shares Outstanding
AI Powered Equity ETF	Amplify AI Powered Equity ETF	$109,962,894	$(638,568)	$390,845	$(39,729,558)	3,150,000
ETFMG Alternative Harvest ETF	Amplify Alternative Harvest ETF	246,068,434	(59,818,147)	(542,629)	(1,820,751,515)	68,900,000
Wedbush ETFMG Global Cloud Technology ETF	Amplify Bloomberg AI Value Chain ETF	24,853,161	699,878	(101,655)	(12,559,177)	600,000
BlueStar Israel Technology ETF	Amplify BlueStar Israel Technology ETF	84,632,358	(23,442,102)	(564,045)	(31,794,853)	1,850,000
ETFMG Prime Cyber Security ETF	Amplify Cybersecurity ETF	1,745,993,167	273,394,128	16,954	(294,765,054)	27,550,000
ETFMG Prime Mobile Payments ETF	Amplify Digital Payments ETF	341,374,492	(87,607,559)	(669,011)	(285,169,744)	7,400,000
Etho Climate Leadership U.S. ETF	Amplify Etho Climate Leadership U.S. ETF	176,740,183	10,391,012	(410,788)	(15,934,164)	3,200,000
ETFMG Prime Junior Silver Miners ETF	Amplify Junior Silver Miners ETF	639,736,570	(79,970,805)	(7,430,947)	(394,384,238)	69,900,000
ETFMG Travel Tech ETF	Amplify Travel Tech ETF	95,587,069	(24,776,134)	(1,576,951)	(132,417,100)	5,000,000
Wedbush ETFMG Video Game Tech ETF	Amplify Video Game Leaders ETF	42,384,114	(7,625,686)	(129,605)	(46,235,226)	750,000

2. SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Security Valuation – In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

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The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.
For the period ended March 31, 2025, there have been no significant changes to the Funds’ fair valuation methodologies.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market may be valued at the Bid, Ask, at the mean of the bid and the asked price, last traded value, and otherwise at their last closing bid price depending on the security’s characteristics and information. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Exchange- Security options will be valued at the Mean ICE bid ask quote. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price. OTC options contracts are fair valued at the mean of the most recent bid and asked price. In the event of an intraday exchange halt the value will be the last traded price or if not trades the mean of their most recent bid and asked price. Exchange Index options will be valued at the Snap price 4:00 ET Mean ICE Quote price -IDC Mean means the mid-point between the stated bid ask spread. (Many Index options trade to 4:15 ET). Exchange Flex options will be valued at the last traded price post 3:45pm ET. If there are none, then a theoretical price will be calculated in house by CBOE. Fixed income securities, swaps, currency, credit and commodity-linked notes, and other similar instruments will be valued using a Pricing Service. Specific to fixed income securities, with a remaining maturity of greater than 60 days will be valued by the Fund Accounting Agent using a Pricing Service, and for fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation and Pricing Committee has determined that the use of amortized cost by the Fund Accounting Agent is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following: i. the credit conditions in the relevant market and changes thereto; ii. the liquidity conditions in the relevant market and changes thereto; iii. the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates); iv. issuer-specific conditions (such as significant credit deterioration); and v. any other market-based data the Valuation and Pricing Committee considers relevant. In this regard, the Valuation and Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost. Futures contracts are valued at the closing price, if no price is determined by the exchange, at the closing bid price. Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by the Valuation and Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

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The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2025:

Category	AIEQ	MJ	SWAN	ISWN	AIVC
Investments in Securities
Assets
Level 1
Common Stocks	$100,120,119	$52,273,687	$—	$—	$21,343,674
Affiliated Exchange Traded Funds	—	59,702,746	—	—	—
Real Estate Investment Trusts - Common	1,036,861	—	—	—	—
Investments Purchased with Proceeds from Securities Lending	—	36,987,297	—	—	574,665
Money Market Funds	182,177	333,991	29,249	59,632	82,170
Total Level 1	101,339,157	149,297,721	29,249	59,632	22,000,509
Level 2
U.S. Treasury Securities	—	—	229,127,570	27,371,616	—
Purchased Options	—	—	16,306,710	2,261,242	—
Total Level 2	—	—	245,434,280	29,632,858	—
Level 3
Common Stocks	—	0	—	—	—
Total Level 3	—	—	—	—	—
Total	$101,339,157	$149,297,721	$245,463,529	$29,692,490	$22,000,509

Category	TLTP	ITEQ	COWS	HCOW	DIVO
Investments in Securities
Assets
Level 1
Common Stocks	$—	$85,321,019	$20,746,953	$10,100,241	$3,671,168,026
Exchange Traded Funds	6,033,559	—	—	—	—
Affiliated Exchange Traded Funds	—	—	—	—	202,537,266
Investments Purchased with Proceeds from Securities Lending	—	2,642,331	—	—	439,675
Money Market Funds	11,002	208,273	69,989	20,617	189,182,040
Total Level 1	6,044,561	88,171,623	20,816,942	10,120,858	4,063,327,007
Level 2
U.S. Treasury Securities	3,504,452	—	—	—	—
Total Level 2	3,504,452	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$9,549,013	$88,171,623	$20,816,942	$10,120,858	$4,063,327,007

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Category	TLTP	ITEQ	COWS	HCOW	DIVO
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Options Written	(35,793)	—	—	(102,122)	(3,366,750)
Total Level 2	(35,793)	—	—	(102,122)	(3,366,750)
Level 3
Total Level 3	—	—	—	—	—
Total	$(35,793)	$—	$—	$(102,122)	$(3,366,750)

Category	QDVO	IDVO	HACK	IPAY	ETHO
Investments in Securities
Assets
Level 1
Common Stocks	$30,025,138	$196,954,432	$1,928,418,696	$268,341,592	$144,785,207
Affiliated Exchange Traded Funds	—	2,007,206	—	—	—
Real Estate Investment Trusts - Common	465,565	—	—	—	6,025,268
Investments Purchased with Proceeds from Securities Lending	—	22,305,606	—	18,595,277	1,880,521
Money Market Funds	858,317	6,216,613	4,025,211	559,841	328,884
Total Level 1	31,349,020	227,483,857	1,932,443,907	287,496,710	153,019,880
Level 2
Total Level 2	—	—	—	—	—
Level 3
Common Stocks	—	—	—	0	—
Total Level 3	—	—	—	0	—
Investments Measured at Net Asset Value
Investments Purchased with Proceeds from Securities Lending (b)	—	—	74,775,771	—	—
Total Investments Measured at Net Asset Value	—	—	74,775,771	—	—
Total	$31,349,020	$227,483,857	$2,007,219,678	$287,496,710	$153,019,880
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	—	—	—	—	—
Level 2
Options Written	(386,228)	(67,528)	—	—
Total Level 2	(386,228)	(67,528)	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$(386,228)	$(67,528)	$—	$—	$—

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Category	YYY	SILJ	BATT	NDIV	IBUY
Investments in Securities
Assets
Level 1
Common Stocks	$—	$1,096,925,819	$55,687,160	$12,935,570	$152,855,567
Investment Companies	536,315,721	—	—	—	—
Rights	27,452	—	—	—	—
Investments Purchased with Proceeds from Securities Lending	7,538,152	11,973,710	4,796,232	1,031,643	4,591,961
Money Market Funds	3,532,964	2,507,657	156,051	79,846	153,727
Total Level 1	547,414,289	1,111,407,186	60,639,443	14,047,059	157,601,255
Level 2
Total Level 2	—	—	—	—	—
Level 3
Total Level 3	—	—	—	—	—
Total	$547,414,289	$1,111,407,186	$60,639,443	$14,047,059	$157,601,255

Category	SOFR	CNBS	SMAP	BLOK	AWAY
Investments in Securities
Assets
Level 1
Common Stocks	$—	$15,051,602	$1,076,501	$608,446,352	$50,403,217
Exchange Traded Funds	—	—	—	49,563,763	—
Real Estate Investment Trusts - Common	—	2,350,220	72,402	—	—
Investments Purchased with Proceeds from Securities Lending	—	1,054,452	—	85,224,489	—
Money Market Funds	$50,126	11,854,737	7,110	5,674,986	7,866
Total Level 1	50,126	30,311,011	1,156,013	748,909,590	50,411,083
Level 2
Common Stocks	$—	$1	$—	$—	$—
U.S. Treasury Bills	—	38,443,303	—	—	—
Repurchase Agreements	284,390,626	—	—	—	—
Total Level 2	284,390,626	38,443,304	—	—	—
Level 3
Common Stocks	—	0	—	—	—
Total Level 3	—	0	—	—	—
Total	$284,440,752	$68,754,315	$1,156,013	$748,909,590	$50,411,083

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Category	SOFR	CNBS	SMAP	BLOK	AWAY
Other Financial Instruments(a)
Assets
Level 1
Total Level 1	$—	$—	$—	$—	$—
Level 2
Total Return Swaps	—	358,926	—	—	—
Total Level 2	—	358,926	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$358,926	$—	$—	$—
Other Financial Instruments(a)
Liabilities
Level 1
Total Level 1	—	—	—	—	—
Level 2
Total Return Swaps	—	(2,544,074)	—	—	—
Total Level 2	—	(2,544,074)	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$(2,544,074)	$—	$—	$—

Category	GAMR	THNR
Investments in Securities
Assets
Level 1
Common Stocks	$33,953,046	$3,769,970
Investments Purchased with Proceeds from Securities Lending	—	537,417
Money Market Funds	2,275,619	66,651
Total Level 1	36,228,665	4,374,038
Level 2
Total Level 2	—	—
Level 3
Total Level 3	—	—
Total	$36,228,665	$4,374,038

See the Schedules of Investments for further disaggregation of investment categories.
(a)
Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as options written, total return swap agreements, and futures contracts which are reflected at value.

(b)
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Option Writing – TLTP, HCOW, DIVO, IDVO and QDVO will each employ an option strategy in which they will write U.S. exchange-traded covered call options on equity securities in the portfolios in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by TLTP, HCOW, DIVO, IDVO or QDVO will give the holder (buyer) the right to buy a certain equity security at a predetermined

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strike price from TLTP, HCOW, DIVO, IDVO or QDVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO and IDVO seek to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, TLTP seeks to receive a targeted annualized option premium income of 12% through the implementation of the Index investments in the iShares 20+ Year Treasury Bond ETF (the “Underlying ETF”) and selling one-week expiration, at-the-money call option contracts that references the Underlying ETF. HCOW seeks to provide 10% or greater annualized gross income from premiums received from selling option contracts on Equity Securities, however, the amount of income generated by the HCOW’s implementation of the covered call option strategy will vary based on factors such as market prices, volatility and interest rates. DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. IDVO seeks to provide gross income of approximately 3-4% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. QDVO seeks to provide gross income of approximately 0-2% from dividend income and 4-6% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, HCOW, DIVO, IDVO, and QDVO are not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, HCOW, DIVO, IDVO and QDVO identify that opportunity and sell call options tactically, rather than keeping all positions covered and limiting potential upside.
When TLTP, HCOW, DIVO, IDVO or QDVO write an option, an amount equal to the premium received by TLTP, HCOW, DIVO, IDVO or QDVO, respectively is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by TLTP, HCOW, DIVO, IDVO and QDVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether TLTP, HCOW, DIVO, IDVO or QDVO has realized a gain or loss. TLTP, HCOW, DIVO, IDVO and QDVO, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. During the period, TLTP, HCOW, DIVO, IDVO and QDVO used written covered call options in a manner consistent with the strategy described above.
SWAN and ISWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.
Swap Agreements – CNBS may enter total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Investments and cash provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value and collateral for swaps, respectively, on the Statements of Assets and Liabilities and investments are noted on the

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Schedules of Investments. Assets and cash collateral provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.
The value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2025 is as follows:

	Derivatives	Statement of Assets and Liabilities	Value
SWAN	Equity Contracts - Options	Investments, at Value (asset)	$16,306,710
ISWN	Equity Contracts - Options	Investments, at Value (asset)	2,261,242
TLTP	Equity Contracts - Options	Written Option Contracts, at value (liability)	35,793
HCOW	Equity Contracts - Options	Written Option Contracts, at value (liability)	102,122
DIVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	3,366,750
QDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	386,228
IDVO	Equity Contracts - Options	Written Option Contracts, at value (liability)	67,528
CNBS	Equity Contracts - Swaps	Receivable for Swap Contracts	373,273
CNBS	Equity Contracts - Swaps	Payable for Swap Contracts	(2,558,421)

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2025 is as follows:

	Derivatives	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
SWAN	Equity Contracts	Options Purchased(a)	$20,869,167	$(29,744,107)
ISWN	Equity Contracts	Options Purchased(a)	(44,824)	(1,874,156)
TLTP	Equity Contracts	Options Written	69,185	(14,161)
HCOW	Equity Contracts	Options Written	169,445	(1,493)
HCOW	Equity Contracts	Swaps	(13,106)	6,242
DIVO	Equity Contracts	Options Written	13,541,651	(1,097,786)
QDVO	Equity Contracts	Options Written	1,332,082	(49,022)
IDVO	Equity Contracts	Options Written	1,078,967	191,576
CNBS	Equity Contracts	Swaps	(17,176,548)	(2,329,880)

(a)	Realized and unrealized gain (loss) on options purchased is included within the net realized and unrealized gain (loss) on investments balance on the Statements of Operations.
The average monthly value of derivative activity during the period ended March 31, 2025 is as follows:

	SWAN	ISWN	TLTP	HCOW	DIVO	QDVO	IDVO	CNBS
Average Market Value
Options Written	$—	$—	$(15,609)	$(153,403)	$(6,030,120)	$(195,816)	$(283,271)	$—
Options Purchased	35,548,258	2,430,003	—	—	—	—	—	—
Average Notional Value
Total Return Swaps	—	—	—	5,146,032	—	—	—	24,190,207

Offsetting Assets And Liabilities – The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)

Assets				Gross Amounts not Offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
CNBS
Swaps Executed National Bank of Canada Financial, Inc.	$358,926	$358,926	$ —	$ —	$ —	$ —

Liabilities				Gross Amounts not Offset in the Statement of Assets and Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
CNBS
Swaps Executed
National Bank of Canada Financial, Inc.	$2,283,586	$358,926	$1,924,660	$ —	$1,924,660	$ —
Nomura Global Financial Products, Inc.	260,488	—	260,488	—	260,488	—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
Short Positions – When a Fund sells a security it does not own (known as a “short” position), it must buy or borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, cash proceeds from securities sold short, if any, are included in the Statements of Assets and Liabilities as deposits at broker for securities sold short. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Dividend and interest expense paid by the Funds, if any, are displayed in the Expenses section of the Statements of Operations.
Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
Security Transactions and Investment Income – Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.
Distributions received from YYY’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.
Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.
Organizational and Offering Costs – All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.
3. AGREEMENTS
The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.
Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Advisory Fee	Fund	Advisory Fee
AIEQ	0.75%	ETHO	0.45%
MJ	0.75%	YYY	0.50%
SWAN	0.49%	SILJ	0.69%
ISWN	0.49%	BATT	0.59%
AIVC	0.59%	NDIV	0.59%
TLTP	0.30%	IBUY	0.65%
ITEQ	0.75%	SOFR	0.20%
COWS	0.39%	CNBS	0.65%
HCOW	0.65%	SMAP	0.60%
DIVO	0.55%	BLOK	0.70%
QDVO	0.55%	AWAY	0.75%
IDVO	0.65%	GAMR	0.59%
HACK	0.60%	THNR	0.59%
IPAY	0.75%

For the period October 1, 2024, to October 20, 2024, AIVC was obligated to pay the Adviser 0.68% at an annual rate of average daily net assets. Effective October 21, 2024, AIVC was obligated to pay the Adviser 0.59% at an annual rate of average daily net assets. For the period October 1, 2024, to January 27, 2025, GAMR was obligated to pay the Adviser 0.75% at an annual rate of average daily net assets. Effective January 28, 2025, GAMR was obligated to pay the Adviser 0.59% at an annual rate of average daily net assets.
Pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended March 31, 2025, the Adviser’s management fee was reduced by $82,469, the Adviser paid none of the Fund’s expenses. This contractual agreement expires on March 1, 2026. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2025	$125,565
October 31, 2026	195,636
September 30, 2027	180,092
September 30, 2028	82,469

The Adviser has contractually agreed to waive the proportionate amount of the MJ’s advisory fee as applied to the net assets of the Fund invested in CNBS, for which the Adviser also serves as investment adviser. As a result, the Adviser receives no management fee from assets of CNBS invested in MJ. For the period ended March 31, 2025, the Adviser’s management fee was reduced by $278,775.
Pursuant to a contractual agreement between the Trust, on behalf of COWS, management fees paid to the Adviser were reduced by 0.39%. For the period ended March 31, 2025, the Adviser’s management fee was reduced by $42,251. Effective August 13, 2024, Amplify Investments LLC, the investment adviser to the Fund, has agreed to extend the fee waiver currently in effect such that it will waive the management fees for the Fund for assets under management up to $100 million until at least September 11, 2025. This contractual agreement expires on September 11 ,2025. The Adviser is not eligible to recoup these amounts.

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
The Adviser has contractually agreed to waive the proportionate amount of the DIVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.35% from assets of SOFR invested in DIVO. For the period ended March 31, 2025, the Adviser’s management fee was reduced by $188,766.
The Adviser has contractually agreed to waive the proportionate amount of the IDVO’s advisory fee as applied to the net assets of the Fund invested in SOFR, for which the Adviser also serves as investment adviser. As a result, the Adviser receives a management fee of 0.45% from assets of SOFR invested in IDVO. For the period ended March 31, 2025, the Adviser’s management fee was reduced by $1,531.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”), Capital Wealth Planning, LLC (“CWP”), Seymour Asset management, LLC “SAM”), Tidal Investments, a Tidal Financial Group company (“Tidal”), Cerity Partners, LLC (“Cerity”), Kelly Strategic Management, LLC (“Kelly Intelligence”), Samsung Asset Management (“Samsung”), and Curi RMB Capital, LLC (“Curi RMB”) serve as Sub-Advisers to Funds in the Trust. The Sub-Advisers for each Fund is as follows:

	Sub-Adviser(s)		Sub-Adviser(s)
AIEQ	Tidal	ETHO	Tidal
MJ	Tidal & SAM	YYY	Penserra
SWAN	Tidal & Cerity	SILJ	Tidal
ISWN	Tidal & Cerity	BATT	Tidal
AIVC	Penserra	NDIV	Tidal
TLTP	Samsung	IBUY	Penserra
ITEQ	Tidal	SOFR	Samsung
COWS	Penserra & Kelly Intelligence	CNBS	Tidal & SAM
HCOW	Penserra & Kelly Intelligence	SMAP	Penserra & Curi RMB
DIVO	Penserra & CWP	BLOK	Tidal
QDVO	Penserra & CWP	AWAY	Tidal
IDVO	Penserra, CWP & SAM	GAMR	Penserra
HACK	Penserra	THNR	Penserra
IPAY	Penserra

Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, Tidal, Cerity, CWP, SAM, Kelly Intelligence, Samsung, and Curi RMB are paid by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent (“Securities Lending Agent”).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. The Chief Compliance Officer and the Principal Financial Officer of the Adviser provide services to CNBS and the Adviser is entitled to receive reimbursement from CNBS for their services pursuant to its fee arrangements with CNBS.

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
4. SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of March 31, 2025, the Funds listed in the below table had loaned securities and received cash collateral for the loans. All of the securities on loan were classified as common stocks. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents. The value of the securities on loan and the related collateral as of March 31, 2025, are disclosed in each Fund’s Schedule of Investments and Statement of Assets and Liabilities.
As of March 31, 2025, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
AIEQ	$—	$—
MJ	26,506,775	36,987,297(a)
SWAN	—	—
ISWN	—	—
AIVC	562,187	574,665(a)
TLTP	—	—
ITEQ	2,520,902	2,642,331(a)
COWS	—	—
HCOW	—	—
DIVO	430,860	439,675(a)
QDVO	—	—
IDVO	21,482,351	22,305,606(a)
HACK	72,141,581	74,775,771(b)
IPAY	17,969,247	18,595,277(a)
ETHO	1,722,479	1,880,521(a)
YYY	7,282,278	7,538,152(a)
SILJ	11,500,478	11,973,710(a)
BATT	4,596,399	4,796,232(a)
NDIV	995,363	1,031,643(a)
IBUY	3,214,563	4,591,961(a)
SOFR	—	—
CNBS	623,880	1,054,452(a)

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)

Fund	Value of Securities on Loan	Payable for Collateral Received
SMAP	$—	$—
BLOK	78,259,972	85,224,489(a)
AWAY	—	—
GAMR	—	—
THNR	527,466	537,417(a)

(a)
The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the schedule of investments, which has an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
5. REPURCHASE AGREEMENTS
SOFR will enter into purchase agreements. A repurchase agreement is an agreement to purchase a security from a party at one price and a simultaneous agreement to sell it back to the original party at an agreed-upon price, typically representing the purchase price plus interest. Repos may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. A Fund’s investment return on such transactions will depend on the counterparty’s willingness and ability to perform its obligations under a repo. If the Fund’s counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, a Fund may have to borrow cash, subject to certain legal limits, or realize a loss.
Due to the absence of a master netting agreement related to SOFR’s participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Fund.

Fund	Seller	Weighted Average Days to Maturity
SOFR	Curvature Securities, LLC	0.28
SOFR	Clear Street LLC	0.30
SOFR	Buckler Securities, LLC	0.42

6. INVESTMENT TRANSACTIONS
For the period ended March 31, 2025, the in-kind transactions associated with creations and redemptions, and the long-term purchases and sales of U.S. Government Securities were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
AIEQ	$536,527,467	$536,724,110	$—	$2,941,708	$—	$—
MJ	103,028,675	101,419,533	—	—	—	—
SWAN	63,706,772	76,492,952	—	—	45,038,316	47,431,440
ISWN	5,791,434	11,909,992	—	—	4,137,738	8,174,791
AIVC	25,981,678	26,240,218	4,588,532	6,921,272	—	—
TLTP	8,874,130	6,952,930	7,774,317	—	3,921,922	381,576
ITEQ	7,709,795	7,878,376	15,630,359	20,603,337	—	—
COWS	19,234,304	17,996,930	15,447,971	12,847,738	—	—
HCOW	17,491,861	16,569,999	9,333,743	773,496	—	—

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Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales	U.S. Government Purchases	U.S. Government Sales
DIVO	$1,478,056,770	$1,506,391,816	$551,440,123	$92,352,061	$ —	$ —
QDVO	32,226,213	30,563,387	21,848,764	—	—	—
IDVO	79,927,284	81,882,294	62,680,831	—	—	—
HACK	375,443,687	279,868,496	160,353,644	90,720,492	—	—
IPAY	54,003,299	56,495,447	2,970,163	39,556,245	—	—
ETHO	2,859,630	2,748,538	2,922,717	26,477,155	—	—
YYY	144,316,381	142,861,576	65,349,857	15,354,406	—	—
SILJ	372,347,057	386,502,884	373,301,868	293,915,184	—	—
BATT	33,356,137	37,990,699	—	9,083,659	—	—
NDIV	10,192,228	10,213,485	—	1,353,579	—	—
IBUY	30,724,916	30,680,424	22,043,637	26,364,690	—	—
SOFR	—	—	—	—	—	—
CNBS	2,620,152	4,235,072	13,225,098	—	—	—
SMAP	249,391	249,665	1,233,357	—	—	—
BLOK	185,803,589	227,606,249	78,217,935	79,690,636	—	—
AWAY	12,656,163	14,555,886	—	12,169,142	—	—
GAMR	37,737,153	40,551,236	—	3,434,834	—	—
THNR	912,363	937,110	—	—	—	—

7. TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Amplify U.S. Alternative Harvest ETF	Amplify Alternative Harvest ETF
Value at September 30, 2024	$ 111,134,470
Purchases at Cost	5,402,169
Proceeds from Sales	(59,277,716)
Net Realized Gain (Loss)	(81,126,032)
Change in Unrealized Appreciation/(Depreciation)	23,867,109
Value at March 31, 2025	$—
Shares held at March 31, 2025	—
Dividend Income	$17

Investments in Amplify Seymour Cannabis ETF	Amplify Alternative Harvest ETF
Value at September 30, 2024	$—
Purchases at Cost	74,765,543
Proceeds from Sales	(369,944)
Net Realized Gain (Loss)	(13,800)
Change in Unrealized Appreciation/(Depreciation)	(14,679,053)
Value at March 31, 2025	$59,702,746
Shares held at March 31, 2025	3,530,576
Dividend Income	$—

115

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)

Investments in Amplify Cash Flow Dividend Leaders ETF	Amplify COWS Covered Call ETF
Value at September 30, 2024	$1,525,413
Purchases at Cost	8,625,852
Proceeds from Sales	(10,132,252)
Net Realized Gain (Loss)	222,356
Change in Unrealized Appreciation/(Depreciation)	(241,369)
Value at March 31, 2025	$—
Shares held at March 31, 2025	—
Dividend Income	$40,080

Investments in Amplify Samsung SOFR ETF	Amplify CWP Enhanced Dividend Income ETF
Value at September 30, 2024	$ 178,493,023
Purchases at Cost	28,800,261
Proceeds from Sales	(4,678,794)
Net Realized Gain (Loss)	4,663
Change in Unrealized Appreciation/(Depreciation)	(81,887)
Value at March 31, 2025	$ 202,537,266
Shares held at March 31, 2025	2,021,330
Dividend Income	$4,271,319

Investments in Amplify Samsung SOFR ETF	Amplify CWP International Enhanced Dividend Income ETF
Value at September 30, 2024	$ 1,383,036
Purchases at Cost	625,694
Proceeds from Sales	—
Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(1,524)
Value at March 31, 2025	$ 2,007,206
Shares held at March 31, 2025	20,032
Dividend Income	$35,606

8. FEDERAL INCOME TAXES
As of and during the year/period ended September 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended September 30, 2024, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year/period ended September 30, 2024, the Funds did not incur any interest or penalties.

116

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
The tax composition of distributions paid during the year ended September 30, 2024 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$761,524	$—	$—
MJ	20,532,956	—	2,852,668
SWAN	5,212,897	—	—
ISWN	1,144,842	—	—
AIVC	6,153	—	—
ITEQ	—	—	—
COWS	260,749	—	—
HCOW	28,309	—	179,023
DIVO	125,839,017	14,745,670	—
QDVO	27,703	—	31,820
IDVO	2,734,332	—	3,190,333
HACK	3,564,023	—	—
ETHO	2,183,651	—	82,109
YYY	35,057,043	—	14,916,957
SILJ	60,499	—	—
BATT	3,657,984	—	—
IPAY	416,255	—	—
NDIV	483,774	—	188,984
IBUY	—	—	—
SOFR	7,066,684	—	—
CNBS	—	—	—
BLOK	12,491,001	—	—
AWAY	238,899	—	13,494
GAMR	32,197	—	—
THNR	—	—	—

The tax composition of distributions paid during the year/period ended October 31, 2023 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
SWAN	$6,977,010	$—	$—
ISWN	1,056,161	—	—
COWS	6,480	—	—
HCOW	20,026	—	—
DIVO	60,061,554	—	72,626,691
IDVO	866,121	—	583,515
YYY	32,823,110	—	10,544,890
BATT	6,037,095	—	—
NDIV	365,917	—	129,309
IBUY	—	—	—
CNBS	—	—	—
BLOK	—	—	—

117

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
The tax composition of distributions paid during the year ended September 30, 2023 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
AIEQ	$1,342,664	$—	$—
MJ	8,926,095	—	—
AIVC	—	—	—
ITEQ	—	—	—
HACK	3,006,286	—	—
ETHO	2,120,978	—	—
SILJ	380,891	—	—
IPAY	—	—	—
AWAY	—	—	—
GAMR	—	—	—

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.
The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of September 30, 2024 was as follows:

	AIEQ Investments	MJ Investments	SWAN Investments	ISWN Investments	AIVC Investments
Tax cost of investments	$107,677,221	$349,982,964	$266,823,636	$35,302,329	$27,316,584
Gross tax unrealized appreciation	19,700	19,445,283	23,312,467	2,417,669	5,579,183
Gross tax unrealized depreciation	(502,863)	(108,638,689)	(1,411,289)	(55,415)	(5,408,569)
Net tax unrealized appreciation (depreciation)	(483,163)	(89,193,406)	21,901,178	2,362,254	170,614
Undistributed ordinary income	34,780	—	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	34,780	—	—	—	—
Other accumulated gain (loss)	(35,595,252)	(1,783,935,389)	(101,345,887)	(11,974,561)	(13,563,596)
Distributable earnings/(accumulated deficit)	$(36,043,635)	$(1,873,128,795)	$(79,444,709)	$(9,612,307)	$(13,392,982)

	ITEQ Investments	COWS Investments	HCOW Investments	DIVO Investments	QDVO Investments
Tax cost of investments	$110,857,728	$17,813,715	$1,286,678	$3,073,070,753	$10,019,051
Gross tax unrealized appreciation	15,166,666	919,321	241,369	581,387,195	357,333
Gross tax unrealized depreciation	(35,862,371)	(630,849)	—	(30,967,859)	(119,250)
Net tax unrealized appreciation (depreciation)	(20,695,705)	288,472	241,369	550,419,336	238,083
Undistributed ordinary income	10,561	24,718	—	865,218	—
Undistributed long-term capital gain	—	17,562	—	—	—
Total accumulated gain	10,561	42,280	—	865,218	—
Other accumulated gain (loss)	(38,427,679)	—	(167,146)	(804,824)	(3,840)
Distributable earnings/(accumulated deficit)	$(59,112,823)	$330,752	$74,223	$550,479,730	$234,243

118

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)

	IDVO Investments	HACK Investments	ETHO Investments	YYY Investments	SILJ Investments
Tax cost of investments	$137,859,227	$1,559,033,928	$182,870,431	$521,698,541	$521,698,541
Gross tax unrealized appreciation	16,828,768	344,122,448	26,628,898	24,585,292	301,627,943
Gross tax unrealized depreciation	(3,132,578)	(148,442,101)	(16,085,907)	(8,972,652)	(147,209,082)
Net tax unrealized appreciation (depreciation)	13,696,190	195,680,347	10,542,991	15,612,640	154,418,861
Undistributed ordinary income	—	7,296	—	—	42,547,096
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	7,296	—	—	42,547,096
Other accumulated gain (loss)	(2,451,676)	(316,558,104)	(28,552,923)	(95,576,531)	(408,101,073)
Distributable earnings/(accumulated deficit)	$11,244,514	$(120,870,461)	$(18,009,932)	$(79,963,891)	$(211,135,116)

	BATT Investments	IPAY Investments	NDIV Investments	IBUY Investments	SOFR Investments
Tax cost of investments	$121,869,454	$348,740,870	$14,480,001	$211,178,681	$242,405,284
Gross tax unrealized appreciation	10,576,382	49,237,391	1,164,714	34,467,210	—
Gross tax unrealized depreciation	(35,674,464)	(97,614,636)	(801,340)	(80,530,898)	—
Net tax unrealized appreciation (depreciation)	(25,098,082)	(48,377,245)	363,374	(46,063,688)	—
Undistributed ordinary income	1,725,243	2,433,538	—	—	—
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	1,725,243	2,433,538	—	—	—
Other accumulated gain (loss)	(97,242,003)	(292,582,204)	(396,487)	(377,675,699)	—
Distributable earnings/(accumulated deficit)	$(120,614,842)	$(338,525,911)	$(33,113)	$(423,739,387)	$—

	CNBS Investments	BLOK Investments	AWAY Investments	GAMR Investments	THNR Investments
Tax cost of investments	$88,295,156	$914,321,731	$84,631,057	$40,137,672	$4,693,329
Gross tax unrealized appreciation	843,082	137,457,564	6,394,287	8,426,347	283,060
Gross tax unrealized depreciation	(70,368,368)	(281,875,972)	(25,447,175)	(8,348,711)	(186,183)
Net tax unrealized appreciation (depreciation)	(69,525,286)	(144,418,408)	(19,052,888)	77,636	96,877
Undistributed ordinary income	5,578,775	49,345,165	—	227,895	36,530
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	5,578,775	49,345,165	—	227,895	36,530
Other accumulated gain (loss)	(38,527,905)	(432,383,326)	(131,568,133)	(49,174,920)	(9)
Distributable earnings/(accumulated deficit)	$(102,474,416)	$(527,456,569)	$(150,621,021)	$(48,869,389)	$133,398

The difference between book and tax-basis cost is attributable to the deferral on wash sales, passive foreign investment companies, deferral on straddles and Swap mark-to-market, and partnership basis adjustments.

119

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
At September 30, 2024, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
AIEQ	$—
MJ	—
SWAN	—
ISWN	—
AIVC	10,177
ITEQ	—
COWS	—
HCOW	167,146
DIVO	—
QDVO	—
IDVO	—
HACK	—
ETHO	—
YYY	—
SILJ	—
BATT	—
IPAY	—
NDIV	—
IBUY	63,677
SOFR	—
CNBS	—
BLOK	—
AWAY	—
GAMR	—
THNR	—

At September 30, 2024, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AIEQ	$(35,595,252)	$—	Unlimited
MJ	(427,572,131)	(1,356,363,690)	Unlimited
SWAN	(96,591,721)	(4,754,165)	Unlimited
ISWN	(10,890,946)	(1,083,615)	Unlimited
AIVC	(2,024,127)	(11,529,136)	Unlimited
ITEQ	(11,944,385)	(26,483,360)	Unlimited
COWS	—	—	Unlimited
HCOW	—	—	Unlimited
DIVO	—	—	Unlimited
QDVO	—	—	Unlimited
IDVO	(2,138,452)	(193,256)	Unlimited
HACK	(147,878,879)	(168,679,552)	Unlimited
ETHO	(9,800,189)	(18,752,734)	Unlimited
YYY	(25,400,154)	(70,176,377)	Unlimited
SILJ	(151,371,386)	(256,729,687)	Unlimited
BATT	(35,492,200)	(61,755,501)	Unlimited
IPAY	(75,826,028)	(216,756,042)	Unlimited
NDIV	(338,274)	(58,198)	Unlimited

120

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)

	Short-Term	Long-Term	Expires
IBUY	$(122,498,200)	$(255,114,107)	Unlimited
SOFR	—	—	Unlimited
CNBS	(7,384,946)	(31,142,959)	Unlimited
BLOK	(158,575,901)	(273,814,076)	Unlimited
AWAY	(58,115,078)	(73,453,222)	Unlimited
GAMR	(17,716,441)	(31,458,389)	Unlimited
THNR	—	—	Unlimited

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses, prior year return of capital true ups, and redemption in-kind transactions. For the year/period ended September 30, 2024 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
AIEQ	$(4,178,360)	$4,178,360
MJ	(7,565,266)	7,565,266
SWAN	101	(101)
ISWN	86	(86)
AIVC	(4,552,301)	4,552,301
ITEQ	(3,917,456)	3,917,456
COWS	(1,534,462)	1,534,462
HCOW	(224,491)	224,491
DIVO	(22,240,582)	22,240,582
QDVO	—	—
IDVO	(1,143,174)	1,143,174
HACK	(180,231,495)	180,231,495
ETHO	(26,085,582)	26,085,582
YYY	(1,353,264)	1,353,264
SILJ	(1,258,882)	1,258,882
BATT	956,379	(956,379)
IPAY	(2,866,535)	2,866,535
NDIV	(850,921)	850,921
IBUY	(12,293,905)	12,293,905
SOFR	73,489	(73,489)
CNBS	2,241,329	(2,241,329)
BLOK	(144,728,342)	144,728,342
AWAY	(5,506,109)	5,506,109
GAMR	(1,222,002)	1,222,002
THNR	—	—

121

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
During the year/period ended September 30, 2024, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

Year/Period Ended September 30, 2024
AIEQ	$4,178,360
MJ	(7,986,090)
SWAN	—
ISWN	—
AIVC	4,567,458
ITEQ	3,917,456
COWS	1,534,462
HCOW	224,491
DIVO	22,240,582
QDVO	—
IDVO	1,143,174
HACK	180,231,495
ETHO	26,128,537
YYY	1,353,264
SILJ	1,258,882
BATT	(956,379)
IPAY	2,866,535
NDIV	850,921
IBUY	12,490,381
SOFR	—
CNBS	(2,242,374)
BLOK	144,728,342
AWAY	5,506,109
GAMR	1,222,002
THNR	—

TLTP and SMAP were launched after September 30, 2024, therefore there is no federal income tax information.
9. REVERSE STOCK SPLIT
During the period ended March 31, 2025, the following Fund’s shares were adjusted to reflect reverse stock splits. The effect of these reverse stock splits was to reduce the number of shares outstanding in the Fund while maintaining the Fund’s and each shareholder’s aggregate net asset value. All historical per share information has been retroactively adjusted to reflect these reverse stock splits. Set forth below are details regarding the reverse splits effected on February 21, 2025.

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
MJ	February 21, 2025	1 for 12	144,139,551	145,003,281	69,200,000	5,766,667
CNBS	February 21, 2025	1 for 12	67,472,013	68,881,069	39,300,000	3,275,000

122

Amplify ETF Trust
Notes to the Financial Statements
March 31, 2025 (Unaudited)(Continued)
10. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Funds.
11. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
As a result of the Reorganization of the ETF Mangers Trust (the “Trust”) after the close of business on January 26, 2024, there was a change in accountants from Withum Smith + Brown, PC, the Predecessor Fund’s independent registered public accounting firm, to Cohen & Company, Ltd., the independent registered public accounting firm that the Board selected for the Fund at a meeting held on June 16, 2023, upon the recommendation of the Trust’s Audit Committee.
The audited reports by Withum Smith + Brown, PC on the financial statements of the Predecessor Fund as of and for the fiscal year ended September 30, 2023, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.
During the fiscal year ended September 30, 2023 and the subsequent interim period through January 26, 2024, (i) the Predecessor Fund did not (a) consult with Cohen & Company, Ltd. as to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the financial statements or (b) receive a written report or oral advice that Cohen & Company, Ltd. concluded was an important factor considered in reaching a decision as to such accounting, auditing, or financial reporting issue; and (ii) the Predecessor Fund did not consult Cohen & Company, Ltd. on any matter that was either the subject of a “disagreement” (as that term is defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a “reportable event” (as that term is defined in Item 304(a)(1)(v) of Regulation S-K).
12. SUBSEQUENT EVENTS
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the below:
Effective on or about May 16, 2025, TLTP will change its name to Amplify Bitcoin 2% Monthly Option Income ETF.

123

Amplify ETF Trust
Additional Information
March 31, 2025 (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year/period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.5%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AIEQ	56.25%	ETHO	100.00%
MJ	3.79%	YYY	13.52%
SWAN	0.00%	SILJ	6.96%
ISWN	0.00%	BATT	53.68%
AIVC	100.00%	NDIV	100.00%
ITEQ	0.00%	IBUY	0.00%
COWS	85.30%	SOFR	0.00%
HCOW	97.91%	CNBS	0.00%
DIVO	46.46%	BLOK	36.49%
QDVO	20.99%	AWAY	100.00%
IDVO	100.00%	GAMR	92.58%
HACK	100.00%	THNR	0.00%
IPAY	96.06%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended September 30, 2024 was as follows:

AIEQ	56.01%	ETHO	100.00%
MJ	1.74%	YYY	3.64%
SWAN	0.00%	SILJ	0.46%
ISWN	0.00%	BATT	0.81%
AIVC	100.00%	NDIV	38.16%
ITEQ	0.00%	IBUY	0.00%
COWS	86.65%	SOFR	0.00%
HCOW	97.91%	CNBS	0.00%
DIVO	46.51%	BLOK	21.00%
QDVO	20.16%	AWAY	9.68%
IDVO	3.19%	GAMR	42.14%
HACK	100.00%	THNR	0.00%
IPAY	94.94%

Short Term Capital Gains
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

AIEQ	0.00%	ETHO	0.00%
MJ	0.00%	YYY	0.00%
SWAN	0.00%	SILJ	0.00%
ISWN	0.00%	BATT	0.00%
AIVC	0.00%	NDIV	0.00%
ITEQ	0.00%	IBUY	0.00%
COWS	0.00%	SOFR	0.00%
HCOW	44.60%	CNBS	0.00%

124

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Additional Information
March 31, 2025 (Unaudited)(Continued)

DIVO	52.75%	BLOK	0.00%
QDVO	84.93%	AWAY	0.00%
IDVO	0.00%	GAMR	0.00%
HACK	0.00%	THNR	0.00%
IPAY	0.00%

Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the year/period ended September 30, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
AIVC	$10,842	$0.2701	85.01%
ITEQ	60,798	0.2250	91.91%
IDVO	197,360	0.7109	97.16%
SILJ	609,482	0.0557	94.52%
BATT	76,033	0.1563	97.85%
AWAY	26,883	0.2725	100.00%
GAMR	41,597	0.5009	81.45%
THNR	984	0.0547	59.75%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
Principal Risks
AGRICULTURE COMPANIES RISK (NDIV)
Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production, profitability and trade flows are significantly affected by government policies and regulations. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.
BITCOIN RISK (BLOK)
Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the network involved in maintaining the ledger of bitcoin ownership and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and

125

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Additional Information
March 31, 2025 (Unaudited)(Continued)
the Fund. Even when held indirectly, investment vehicles may be affected by the high volatility associated with cryptocurrency exposure. Holding a privately offered investment vehicle in its portfolio may cause the Fund to trade at a premium or discount to NAV.
BIOTECHNOLOGY COMPANIES RISK (CNBS and MJ)
A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.
BLOCKCHAIN INVESTMENTS RISK (BLOK)
An investment in companies actively engaged in blockchain technology may be subject to risks associated with this relative new technology, including, but not limited to theft, loss or destruction, cyber security incidents, developmental risk intellectual property claims, lack of liquid markets, and possible manipulation of blockchain-based assets, uncertain regulatory environment, third party product defects or vulnerabilities and reliance on the Internet.
CANNABIS INDUSTRY RISK (CNBS and MJ)
Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
CHEMICALS INDUSTRY RISK (NDIV)
The chemicals industry includes companies that manufacture and produce industrial and basic chemicals (e.g., plastics, synthetic fibers and films), fertilizers, pesticides and other agricultural chemicals, industrial gases, specialty chemicals (e.g., advanced polymers and adhesives) and other diversified chemicals. The prices of securities of companies in the chemicals industry may fluctuate widely due to intense competition, product obsolescence, and raw materials prices. In addition, companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous chemicals Legislative or regulatory changes and increased government supervisions may also affect companies in the chemicals industry.
CHINA RISK (BATT)
China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China’s economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia’s other emerging economies. China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the value of the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future, which could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.

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CLOUD TECHNOLOGY COMPANY RISK (AIVC)
Cloud Technology Companies may have limited product lines, markets, financial resources or personnel. These companies typically face intense competition and potentially rapid product obsolescence. In addition, many Cloud Technology Companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. As a result, Cloud Technology Companies may be adversely impacted by government regulations, and may be subject to additional regulatory oversight with regard to privacy concerns and cybersecurity risk. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Cloud computing companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Cloud Technology Companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Cloud Technology Companies may be concentrated in a particular country, region or industry.
CONCENTRATION RISK (AIEQ, COWS, YYY, IBUY, IPAY, ITEQ, AIVC, SILJ, MJ, and THNR)
To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.
CONSUMER DISCRETIONARY COMPANIES RISK (COWS)
Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
CONSUMER STAPLES SECTOR RISK (DIVO, IBUY, and MJ)
Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. Such products include food, beverages, household items and tobacco. Consumer staples companies may be affected by the regulation of various product components and production methods, new laws, regulations or litigation, marketing campaigns, competitive pricing and other factors affecting consumer demand. Changes in the worldwide economy, demographics, consumer preferences and/or spending, exploration and production spending may adversely affect these companies, as well as natural and man-made disasters, political, social or labor unrest, world events and economic conditions.
COUNTERPARY RISK (BLOK, CNBS, COWS, DIVO, HCOW, SOFR, and QDVO)
Counterparty risk is the risk an issuer, guarantor or counterparty of a security held by the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. A counterparty’s inability to fulfill its obligation may result in financial losses to the Fund, which could be significant. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery.
COVERED CALL RISK (DIVO, IDVO and QDVO)
Covered call option strategy risk is the risk that the Fund will forgo, during the option contract’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss of the underlying security should the price of the underlying security decline. In addition, as the Fund sells (writes) covered call option contracts over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option contract has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot affect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

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CYBER SECURITY RISK
The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.
DERIVATIVES RISK (BATT, BLOK, CNBS, COWS, HCOW, SOFR, SWAN, and TLTP)
The use of derivative instruments, such as options contracts, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio manager uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. The Fund enters into option contracts pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 requires a Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon a Fund’s level of exposure to derivative instruments. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies.
DEPOSITARY RECEIPTS RISK (CNBS, DIVO, IBUY, NDIV, and THNR)
Depositary receipts may be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying non-U.S. securities. Certain countries may limit the ability to convert depositary into the underlying non-U.S. securities and vice versa, which may cause the securities of the non-U.S. company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.
EMRGING MARKETS RISK (AWAY, BATT, CNBS, GAMR, HACK, IBUY, IDVO IPAY, AIVC, NDIV,
and SILJ)
The Fund may invest in companies located in emerging market countries. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.

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ENERGY SECTOR RISK (COWS, DIVO, IDVO, and NDIV)
The success of companies in the energy sector may be cyclical and highly dependent on energy prices. The market value of securities issued by energy companies may decline for many reasons, including, but not limited to, changes in the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, exchange rates, interest rates, economic conditions, tax treatment, energy conservation efforts, increased competition and technological advances. Energy companies may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit the earnings of these companies. A significant portion of the revenues of energy companies may depend on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of energy companies. Energy companies also face a significant risk of liability from accidents resulting in injury or loss of life or property, pollution or other environmental problems, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife or natural disasters.
EQUITY SECURITIES RISK (CNBS, COWS, DIVO, HCOW, IBUY, IDVO NDIV, QDVO, TLTP
and THNR)
The value of the Shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.
FAILURE TO QUALIFY AS A REGULATED INVESTMENT COMPANY RISK (SMAP, and TLTP)
If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as anordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and makesubstantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as aregulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case ofcorporate shareholders.
FINANCIAL COMPANIES RISK (BLOK, COWS, DIVO, and IDVO)
Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.
FOREIGN INVESTMENT RISK
Securities issued by Non-U.S.  companies present risks beyond those of securities of U.S.  issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.
FUND OF FUNDS RISK (YYY)
Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

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FUTURES CONTRACT RISK (BLOK)
Risks of futures contracts include: (i)  an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.
GROWTH STOCKS RISK (QDVO)
Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
HEALTH CARE COMPANIES RISK (CNBS and MJ)
Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
INFLATION RISK
Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.
INFORMATION TECHNOLOGY COMPANIES RISK (IBUY and BLOK)
Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
INTERNET COMPANIES RISK (BLOK, and IBUY)
Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun

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operations. In addition, the stocks of many internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories. Many internet companies have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance.
INTEREST RATE RISK (SWAN, SMAP and TLTP)
Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
ISRAELI COMPANIES RISK (ITEQ)
Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy. In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and has resulted in armed conflicts that have a material negative impact on the country and has caused volatility for its economy. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.
LARGE CAPITALIZATION COMPANIES RISK (DIVO, HCOW, IBUY NDIV, and QDVO)
Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
LEVERAGE RISK (YYY)
Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.
MARKET EVENTS RISK
Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

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In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.
Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.
MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY)
The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.
MASTER LIMITED PARTNERSHIPS RISK (NDIV)
Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.
MATERIALS SECTOR RISK (BATT and NDIV)
Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.
METALS AND MINING COMPANIES RISK (BATT, NDIV, and SILJ)
Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital,

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military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.
MID-CAPITALIZATION RISK (ISWN)
Mid-capitalization companies may be less stable and more susceptible to adverse developments in comparison to large-capitalization companies. Additionally, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.
MINERAL AND RARE EARTH METAL MINING RISK (BATT)
The Fund is subject to certain risks associated with companies involved in mining. Competitive pressures may have a significant effect on the financial condition of such companies. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. Mining companies are highly dependent on the price of the underlying metal or element. These prices may fluctuate substantially over short periods of time so the Fund’s Share price may be more volatile than other types of investments. In particular, a drop in the price of green metals would particularly adversely affect the profitability of small- and medium-capitalization mining companies and their ability to secure financing. Furthermore, companies that are only in the exploration stage are typically unable to adopt specific strategies for controlling the impact of such price changes. A significant amount of the companies may be early stage mining companies that are in the exploration stage only or that hold properties that might not ultimately produce these metals. Exploration and development involves significant financial risks over a significant period of time which even a combination of careful evaluation, experience and knowledge may not eliminate.
MOBILE PAYMENT COMPANIES RISK (IPAY)
Mobile payment companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile payment companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies.
NATURAL RESOURCES AND COMMODITY-RELATED INDUSTRIES (NDIV)
These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), chemicals, agriculture, precious and industrial metals and mining, paper products, and timber can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.

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NON-CANNABIS RELATED BUSINESS RISK (CNBS and MJ)
Many of the companies in the Index are engaged in other lines of business unrelated to the activities identified in the principal investment strategies, above, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. There can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
OIL AND GAS INDUSTRY RISK (NDIV)
Investments in the oil and gas industry can be significantly affected by worldwide energy prices, exploration costs and production spending. Oil and gas companies may be adversely affected by natural disasters or other catastrophes; changes in exchange rates, interest rates or economic conditions; technological developments, prices for competitive energy services and increased competition. Other risks may include changes in the actual or perceived availability of oil deposits; imposition of import controls, changes in tax treatment, or government regulation or government intervention; negative public perception; or unfavorable events in the regions where companies operate. Companies in the oil and gas industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Companies that own or operate gas pipelines are subject to certain risks, including pipeline and equipment leaks and ruptures, explosions, fires, unscheduled downtime, transportation interruptions, discharges or releases of toxic or hazardous gases and other environmental risks. Companies in the oil and gas industry may be at risk for environmental damage claims and other types of litigation.
ONLINE RETAIL RISK (IBUY)
Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.
OPTIONS CONTRACTS RISK (DIVO, IDVO, QDVO, ISWN, and SWAN)
The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset of the option contract, and there may at times not be a liquid secondary market for certain option contracts.
PHARMACEUTICAL COMPANIES RISK (CNBS and MJ)
Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

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Additional Information
March 31, 2025 (Unaudited)(Continued)
POOLED INVESTMENT VEHICLE RISK (BLOK)
The Fund may invest in commodity-linked instruments, including ETFs and shares of other pooled investment vehicles. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying pooled investment vehicle. Pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in those commodities. The price and movement of a pooled investment vehicle designed to track an index may not track the index and may result in a loss. Certain pooled investment vehicles traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. Certain pooled investment vehicles may also not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk.
REIT RISK (AIEQ, and CNBS)
Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.
RISKS ASSOCIATED WITH INVESTMENTS IN SPACS (AIEQ)
Unless and until an acquisition is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.
RISKS ASSOCIATED WITH SPAC-DERIVED COMPANIES (AIEQ)
SPAC-derived companies are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with a potential business combination with a SPAC prior to investment by the Fund. The price of stocks invested in by the Fund may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.
RUSSIAN AND UKRAINE SECURITIES RISK
The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.

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Additional Information
March 31, 2025 (Unaudited)(Continued)
SILVER EXPLORATION AND PRODUCTION INDUSTRY CONCENTRATION RISK (SILJ)
The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. Companies in the sub-industry may be adversely affected by economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.
SMALLER COMPANIES RISK (COWS, CNBS, IPAY, ITEQ, AIVC, MJ, NDIV, and SILJ)
Smaller companies may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also are often traded in the over-the-counter market and tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.
SMALL- AND MEDIUM-SIZED COMPANIES RISK (SMAP)
Investors in small- and medium-sizedcompanies typically take on greater risk and price volatility than they would by investing in larger, moreestablished companies. Thisincreased risk may be due to the greater business risks of their small or medium size, limited markets and financialresources, narrowproduct lines and frequent lack of management depth. The securities of small- and medium-sized companies are often traded in theover-the-countermarket and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of smalland medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securitiesof larger, moreestablished companies.
TECHNOLOGY COMPANIES RISK (AWAY, GAMR, HACK, IPAY, ITEQ, and AIVC)
Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
TIMBER COMPANIES RISK (NDIV)
Timber companies may be affected by numerous factors, including events occurring in nature and international politics. For example, the volume and value of timber that can be harvested from timberlands may be limited by natural disasters and other events such as fire, volcanic eruptions, insect infestation, disease, ice storms, wind-storms, flooding, other weather conditions and other causes. In periods of poor logging conditions, timber companies may harvest less timber than expected. Timber companies are subject to many federal, state and local environmental and health and safety laws and regulations. In addition, rising interest rates and general economic conditions may affect the demand for timber products.

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Additional Information
March 31, 2025 (Unaudited)(Continued)
U.S. TREASURY SECURITIES RISK (ISWN, SWAN, and TLTP)
U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.
VIDEO GAMING COMPANIES RISK (GAMR)
Video gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of Video gaming companies.

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ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
March 31, 2025 (Unaudited)
The below information is required disclosure from Form N-CSRS.
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Under the Investment Advisory Agreement, in exchange for a single investment advisory fee from each Fund, with the exception of CNBS, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses. For CNBS, remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Compliance fees”, “Principal Financial Officer fees” and “Trustees’ fees”.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on
(i)	November 12, 2024, the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and:
(a)	the Investment Sub-Advisory Agreement between (1) the Adviser and Tidal and (2) the Adviser and Capital Wealth Planning LLC (“CWP”) on behalf of the Amplify ETF Fund noted below:
AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF (“DIVO”)
(b)	the Investment Sub-Advisory Agreement between the Adviser and Tidal, on behalf of the Amplify ETF Fund noted below:
AMPLIFY TRANSFORMATIONAL DATA SHARING ETF (“BLOK”)
AMPLIFY LITHIUM AND BATTERY TECHNOLOGY ETF (“BATT”)
and
(c)	the Investment Sub-Advisory Agreement between (1) the Adviser and Tidal and (2) the Adviser and SAM on behalf of the Amplify ETF Fund noted below:
AMPLIFY SEYMOUR CANNABIS ETF (“CNBS”)
(ii)	February 11, 2025, the Board considered the approval of, and approved, the Investment Management Agreement between the Trust and the Adviser and:
a.
the Investment Sub-Advisory Agreement between (1) the Adviser and Penserra Capital Management LLC (“Penserra”) and (2) the Adviser and Kelly Strategic Management, LLC (“Kelly Intelligence”) on behalf of the Amplify ETF Fund noted below:

AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF (“BAGY”)
AMPLIFY BITCOIN 24% PREMIUM INCOME ETF (“BITY”)
Each of the dates referenced above (November 12, 2024 and February 11, 2025) will be hereinafter referred to as the “Approval Meeting” with respect to the ETF Funds approved on such date.
With respect to BLOK and BATT, the term “Sub-Adviser” shall mean Tidal. With respect to DIVO, the term “Sub-Adviser” shall mean both Penserra and CWP. With respect to CNBS, the term “Sub-Adviser” shall mean both Penserra and Samsung. With respect to BAGY and BITY, the term “Sub-Adviser” shall mean both Penserra and Kelly.
The Adviser and the Sub-Adviser for DIVO was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 22, 2016 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for DIVO was approved by the Board, and separately by its Independent Trustees, for additional

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ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
March 31, 2025 (Unaudited)(Continued)
one-year terms at meetings held on or about June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022, December 12, 2023, and November 12, 2024.
The Adviser and the Sub-Adviser for BLOK was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about June 22, 2016 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for BLOK was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about June 12, 2018, June 11, 2019, December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022, December 12, 2023, and November 12, 2024.
The Adviser and the Sub-Adviser for BATT was originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about March 13, 2018 for an initial two-year term. Thereafter, the Adviser and Sub-Adviser for BATT was approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 10, 2019, December 8, 2020, December 2, 2021, December 14, 2022, December 12, 2023, and November 12, 2024.
Amplify and Penserra were originally approved by the Board, and separately by its Independent Trustees, at a meeting held on or about March 12, 2019 as the Adviser and the initial sub-adviser for CNBS for an initial two-year term. Thereafter, Amplify and Penserra were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 8, 2020 and December 2, 2021 for additional one-year terms. At a meeting held on March 15, 2023, the Board, including a separate vote by its Independent Trustees, considered and approved adding SAM as a co-sub-adviser with Penserra (SAM and Penserra referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term. Thereafter, the Adviser and Sub-Adviser for CNBS were approved by the Board, and separately by its Independent Trustees, for additional one-year terms at meetings held on or about December 12, 2023. At a meeting held on November 12, 2024, the Board, including a separate vote by its Independent Trustees, considered and approved adding Tidal as a co-sub-adviser with Penserra (Tidal and Penserra referred together hereinafter as the “Sub-Adviser”) to the Fund for an additional one- year term and removing SAM as a co-sub-adviser.
The Adviser and the Sub-Adviser for BAGY and BITY was originally approved by the Board, and separately by its Independent Trustees, on November 12, 2024 for an initial two-year term.
Each of the meetings referenced above are hereinafter referred to as the “Review Meetings” for the applicable ETF Fund.
At each of the Review Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Review Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser and (iii) the existence, or anticipated existence, of economies of scale. After review of the written materials and discussion during the Review Meeting, the Board, including the Independent Trustees in a separate vote, approved the initial two year term for the Adviser and the respective Sub-Adviser for each of the Amplify ETF Funds listed for an additional one year term.
At each of the Approval Meetings, the Board, including the Independent Trustees met to discuss and review the Agreements with respect to each of the Amplify ETF Funds listed herein. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Prior to the Approval Meetings, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale. At the Approval Meeting, representatives from the Adviser and the Sub-Adviser, along with other service providers of the applicable Amplify ETF Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s

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ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
March 31, 2025 (Unaudited)(Continued)
fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching each of the Amplify ETF Fund listed herein, the relevant Amplify ETF Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision. Thereafter, the Board, including the Independent Trustees in a separate vote, approved the following Amplify ETF Fund products: DIVO, BLOK, BATT and CNBS; the retention of the Adviser and each of the Sub-Adviser and their respective Agreements, for an additional one-year term.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the relevant Amplify ETF Fund and the portfolio manager responsible for investing the portfolio of the relevant Amplify ETF Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.
Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the relevant Amplify ETF Fund listed herein under the respective Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the relevant Amplify ETF Fund’s proposed investment management fee as set forth in the following chart:

DIVO	AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF (“DIVO”)	0.56
BLOK	AMPLIFY TRANSFORMATIONAL DATA SHARING ETF (“BLOK”)	0.70
BATT	AMPLIFY LITHIUM AND BATTERY TECHNOLOGY ETF (“BATT”)	0.59
CNBS	AMPLIFY SEYMOUR CANNABIS ETF (“CNBS”)	0.65[1]
BAGY	AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF (“BAGY”)	0.65
BITY	AMPLIFY BITCOIN 24% PREMIUM INCOME ETF (“BITY”)	0.65

The proposed investment management fee was compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed the relevant Amplify ETF Fund to the Board’s satisfaction over the course of the previous years.
The Trustees noted that the proposed annual investment management fee to be charged to all of the Amplify ETF Fund noted in the chart above (with the exception of CNBS) was a unitary fee, and that the Adviser has agreed to pay all other expenses of the relevant Amplify ETF Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the relevant Amplify ETF Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and relevant Sub-Adviser. With respect to CNBS, the Trustees noted that the .65% fee charged to the Amplify ETF Fund, with the agreement to waive its advisory fee or assume as its own expense certain expenses which would otherwise be payable to CNBS to the extent necessary that the total annual fund operating expenses do not exceed .75% is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser.
In conjunction with their review of the fees for CNBS and the unitary investment management fee for each of the other Amplify ETF Funds, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs
[1]
The Fund’s investment adviser has contractually agreed to waive its advisory fees and/or assume as its own expense certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses do not exceed 0.75% of average daily net assets until March 1, 2026.

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ADDITIONAL INFORMATION, Form N-CSR – ITEMS 8-11
March 31, 2025 (Unaudited)(Continued)
to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and the Sub-Adviser with respect to the relevant Amplify ETF Fund appeared to be reasonable.
Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the relevant Amplify ETF Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the relevant Amplify ETF Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the relevant Amplify ETF Fund. The Trustees considered whether the proposed advisory fee rate for the relevant Amplify ETF Fund is reasonable in relation to the projected asset size of the relevant Amplify ETF Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.
The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the relevant Amplify ETF Fund, and had noted that it will not, initially, have any soft dollar arrangements.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the relevant Amplify ETF Fund listed herein.

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Supplemental Information
March 31, 2025 (Unaudited)
DISTRIBUTION OF PREMIUMS AND DISCOUNTS
NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.
INFORMATION ABOUT THE TRUSTEES
The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.
DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

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Privacy Policy
March 31, 2025 (Unaudited)
AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY
Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:
(a)	protecting the personal information you provide to us;
(b)	telling you how we use the information we gather about you; and
(c)	ensuring that you know why we intend to disclose your personal information.
CHANGES TO THIS PRIVACY POLICY
This Privacy Policy is dated January 1, 2020. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.
INFORMATION COLLECTION AND USE
Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.
Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.
Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.
Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.
Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.
E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.
Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our

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Privacy Policy
March 31, 2025 (Unaudited)(Continued)
Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.
Use of Website Analytics
We currently use third party analytics tools to gather information for purposes of improving Amplify’s website and marketing our products and services to you. These tools employ cookies.
What are Cookies?
Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.
Why Do We Use Cookies?
Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.
If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.
In broad terms, we use cookies on our Websites for the following purposes:
•
Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

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Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

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Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

To find out how to opt-out of these services please:
— Call us: 1-855-267-3837
— Email us: info@amplifyetfs.com
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Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

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Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

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Amplify ETF Trust
Privacy Policy
March 31, 2025 (Unaudited)(Continued)
Further Information About Cookies
If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.
THIRD PARTY WEBSITES
Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.
SECURITY
Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.
CONTACT US
We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

145

Investment Adviser:
Amplify Investments LLC
3333 Warrenville Road, Suite 350
Lisle, IL 60532
Investment Sub-Advisers:

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Capital Wealth Planning 1016 Collier Center Way Naples, FL 34110
Tidal Investments, LLC 234 W. Florida St., Suite 203 Milwaukee, WI 53204	Cerity Partners LLC 335 Madison Avenue, 23rd Floor New York, NY 10017
Seymour Asset Management LLC 1 Old Point Road Quogue, New York 11959	Kelly Strategic Management, LLC 7887 East Belleview Avenue, Suite 1100 Denver, CO 80111

Samsung Asset Management (New York), Inc.
152 West 57th Street
New York, New York 10019
Legal Counsel:
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
Distributor:
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Administrator:
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian:
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
This information must be preceded or accompanied by a current prospectus for the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7(a}.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c} under the Investment Company Act of 1940 (the “Act”)} as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b} under the Act and Rules 13a-15(b} or 15d-15(b} under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d} under the Act} that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).Filed herewith.

(4)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	5/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	5/29/2025

By (Signature and Title)*	/s/ Bradley H Bailey
Bradley H Bailey, Chief Financial Officer

Date	5/29/2025

*Print the name and title of each signing officer under his or her signature.